UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                   SEPTEMBER 30, 2012

Global Real Estate Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,
Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ARYVX	9.43%	30.08%(2)	5.35%	4/29/11
MSCI All Country World IMI Real Estate Index	—	8.51%	30.31%	3.33%	—
MSCI All Country World Index	—	0.89%	20.98%	-2.69%	—
Institutional Class	ARYNX	9.64%	30.31%(2)	5.57%	4/29/11
A Class No sales charge* With sales charge*	ARYMX	9.32% 2.99%	29.79% 22.39%	5.09% 0.82%	4/29/11
C Class No sales charge* With sales charge*	ARYTX	8.92% 7.92%	28.88% 28.88%	4.31% 4.31%	4/29/11
R Class	ARYWX	9.22%	29.49%	4.84%	4/29/11

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.21%	1.01%	1.46%	2.21%	1.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	5.2%
ProLogis, Inc.	3.3%
Boston Properties, Inc.	3.3%
Weyerhaeuser Co.	3.1%
Westfield Group	2.9%
Unibail-Rodamco SE	2.3%
Brookfield Asset Management, Inc. Class A	2.3%
DDR Corp.	2.3%
Kilroy Realty Corp.	2.2%
Extra Space Storage, Inc.	2.1%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	53.9%
Domestic Common Stocks	44.6%
Total Common Stocks	98.5%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.3)%

Investments by Country	% of net assets
United States	44.6%
Hong Kong	12.5%
Japan	10.1%
Australia	6.7%
France	5.0%
Singapore	3.9%
United Kingdom	3.7%
Canada	2.8%
Other Countries	9.2%
Cash and Equivalents(1)	1.5%
(1)Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,094.30	$6.30	1.20%
Institutional Class	$1,000	$1,096.40	$5.26	1.00%
A Class	$1,000	$1,093.20	$7.61	1.45%
C Class	$1,000	$1,089.20	$11.52	2.20%
R Class	$1,000	$1,092.20	$8.92	1.70%
Hypothetical
Investor Class	$1,000	$1,019.05	$6.07	1.20%
Institutional Class	$1,000	$1,020.06	$5.06	1.00%
A Class	$1,000	$1,017.80	$7.33	1.45%
C Class	$1,000	$1,014.04	$11.11	2.20%
R Class	$1,000	$1,016.55	$8.59	1.70%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.5%
AUSTRALIA — 6.7%
Charter Hall Group	54,168	$161,823
Goodman Group	92,500	379,963
GPT Group	67,055	236,491
Mirvac Group	130,035	192,886
Westfield Group	68,920	726,346
		1,697,509
BRAZIL — 1.6%
BR Malls Participacoes SA	19,100	262,958
Iguatemi Empresa de Shopping Centers SA	5,900	151,105
		414,063
CANADA — 2.8%
Boardwalk Real Estate Investment Trust	1,892	125,075
Brookfield Asset Management, Inc. Class A	16,992	586,394
		711,469
FRANCE — 5.0%
Gecina SA	3,829	391,964
Klepierre	7,756	271,995
Unibail-Rodamco SE	2,979	593,748
		1,257,707
HONG KONG — 12.5%
Cheung Kong Holdings Ltd.	34,000	498,552
China Overseas Grand Oceans Group Ltd.	122,000	120,835
China Overseas Land & Investment Ltd.	120,000	305,182
Henderson Land Development Co. Ltd.	57,000	410,186
New World Development Co. Ltd.	253,000	392,190
Shimao Property Holdings Ltd.	137,000	235,694
Sun Hung Kai Properties Ltd.	33,000	483,463
Wharf Holdings Ltd.	76,000	527,802
Wheelock & Co. Ltd.	42,000	181,183
		3,155,087
INDIA — 0.6%
DLF Ltd.	13,014	57,551
Prestige Estates Projects Ltd.	24,173	62,214
Sobha Developers Ltd.	5,794	40,287
		160,052
INDONESIA — 0.9%
PT Ciputra Development Tbk	880,000	65,288
PT Lippo Karawaci Tbk	1,011,000	104,586
PT Summarecon Agung Tbk	394,000	69,166
		239,040
ITALY — 0.6%
Beni Stabili SpA	277,489	146,201
JAPAN — 10.1%
Advance Residence Investment Corp.	68	143,075
Daito Trust Construction Co. Ltd.	2,000	201,179
Daiwa House Industry Co. Ltd.	14,000	203,255
Japan Real Estate Investment Corp.	20	201,435
Japan Retail Fund Investment Corp.	129	230,593
Mitsubishi Estate Co. Ltd.	28,000	536,033
Mitsui Fudosan Co. Ltd.	20,000	400,564
Nippon Building Fund, Inc.	22	237,084
Sumitomo Realty & Development Co. Ltd.	10,000	265,505
United Urban Investment Corp.	126	146,117
		2,564,840
PEOPLE’S REPUBLIC OF CHINA — 0.6%
Longfor Properties Co. Ltd.	93,000	143,925
PHILIPPINES — 1.7%
Ayala Land, Inc.	307,200	175,638
Filinvest Land, Inc.	2,948,000	96,111
SM Prime Holdings, Inc.	427,250	145,438
		417,187
SINGAPORE — 3.9%
CapitaLand Ltd.	136,000	352,412
Global Logistic Properties Ltd.	203,000	415,197
Keppel Land Ltd.	75,000	216,957
		984,566
SOUTH AFRICA — 1.2%
Capital Property Fund	96,038	122,197
Growthpoint Properties Ltd.	62,198	185,854
		308,051
SWEDEN — 0.6%
Fabege AB	16,050	152,710
TAIWAN (REPUBLIC OF CHINA) — 0.6%
Prince Housing & Development Corp.	87,000	64,552
Ruentex Development Co. Ltd.	46,000	87,093
		151,645

8

	Shares	Value
THAILAND — 0.8%
Asian Property Development PCL	412,200	$121,196
Quality Houses PCL	1,200,900	76,860
		198,056
UNITED KINGDOM — 3.7%
Derwent London plc	4,685	147,978
Great Portland Estates plc	23,843	173,604
Hammerson plc	38,324	279,104
Land Securities Group plc	26,220	322,419
		923,105
UNITED STATES — 44.6%
Apartment Investment & Management Co., Class A	19,397	504,128
Boston Properties, Inc.	7,598	840,415
Brandywine Realty Trust	43,836	534,361
Camden Property Trust	7,019	452,655
DCT Industrial Trust, Inc.	31,608	204,504
DDR Corp.	37,309	573,066
Extra Space Storage, Inc.	16,337	543,205
General Growth Properties, Inc.	13,154	256,240
Jones Lang LaSalle, Inc.	4,032	307,843
Kilroy Realty Corp.	12,463	558,093
Las Vegas Sands Corp.	10,858	503,485
Lennar Corp., Class A	4,960	172,459
M/I Homes, Inc.(1)	14,181	274,261
Newcastle Investment Corp.	33,825	254,702
ProLogis, Inc.	24,033	841,876
PulteGroup, Inc.(1)	12,788	198,214
Simon Property Group, Inc.	8,652	1,313,460
STAG Industrial, Inc.	28,714	466,890
Standard Pacific Corp.(1)	34,348	232,193
Starwood Hotels & Resorts Worldwide, Inc.	8,677	502,919
Taubman Centers, Inc.	6,038	463,296
Weyerhaeuser Co.	29,981	783,703
Wyndham Worldwide Corp.	9,554	501,394
		11,283,362
TOTAL COMMON STOCKS (Cost $23,245,748)		24,908,575
Temporary Cash Investments — 1.8%
SSgA U.S. Government Money Market Fund (Cost $462,633)	462,633	$462,633
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $23,708,381)		25,371,208
OTHER ASSETS AND LIABILITIES — (0.3)%		(67,633)
TOTAL NET ASSETS — 100.0%		$25,303,575

Sub-Industry Allocation
(as a % of net assets)
Diversified Real Estate Activities	19.0%
Retail REITs	18.6%
Office REITs	10.6%
Real Estate Development	9.0%
Industrial REITs	7.4%
Diversified REITs	6.9%
Specialized REITs	5.3%
Real Estate Operating Companies	5.1%
Residential REITs	4.9%
Hotels, Resorts and Cruise Lines	4.0%
Homebuilding	3.5%
Casinos and Gaming	2.0%
Real Estate Services	1.2%
Mortgage REITs	1.0%
Cash and Equivalents*	1.5%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

REIT = Real Estate Investment Trust
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $23,708,381)	$25,371,208
Foreign currency holdings, at value (cost of $12,662)	12,604
Receivable for investments sold	810,131
Receivable for capital shares sold	25,646
Dividends and interest receivable	63,905
26,283,494

Liabilities
Payable for investments purchased	954,008
Accrued management fees	22,922
Distribution and service fees payable	1,033
Accrued foreign taxes	1,956
979,919

Net Assets	$25,303,575

Net Assets Consist of:
Capital (par value and paid-in surplus)	$22,808,019
Undistributed net investment income	220,453
Undistributed net realized gain	614,007
Net unrealized appreciation	1,661,096
$25,303,575

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$20,433,827	1,912,999	$10.68
Institutional Class, $0.01 Par Value	$1,814,792	169,743	$10.69
A Class, $0.01 Par Value	$2,057,422	192,805	$10.67*
C Class, $0.01 Par Value	$567,662	53,445	$10.62
R Class, $0.01 Par Value	$429,872	40,322	$10.66
*Maximum offering price $11.32 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,460)	$232,085
Interest	42
232,127

Expenses:
Management fees	93,900
Distribution and service fees:
A Class	1,682
C Class	2,455
R Class	1,004
Directors’ fees and expenses	340
Other expenses	42
99,423

Net investment income (loss)	132,704

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $228)	766,342
Foreign currency transactions	(3,427)
762,915

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(1,956))	851,900
Translation of assets and liabilities in foreign currencies	249
852,149

Net realized and unrealized gain (loss)	1,615,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,747,768

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012(1)
Operations
Net investment income (loss)	$132,704	$66,282
Net realized gain (loss)	762,915	(77,654)
Change in net unrealized appreciation (depreciation)	852,149	808,947
Net increase (decrease) in net assets resulting from operations	1,747,768	797,575

Distributions to Shareholders
From net investment income:
Investor Class	—	(44,826)
Institutional Class	—	(3,528)
A Class	—	(2,013)
R Class	—	(1,140)
Decrease in net assets from distributions	—	(51,507)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	13,536,645	9,273,094

Net increase (decrease) in net assets	15,284,413	10,019,162

Net Assets
Beginning of period	10,019,162	—
End of period	$25,303,575	$10,019,162

Undistributed net investment income	$220,453	$87,749

(1)	April 29, 2011 (fund inception) through March 31, 2012.

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. On September 13, 2012, the Board of Directors approved a change in the fund’s fiscal year end from March 31 to October 31. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund pursues its objective by investing primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry. The fund invests primarily in companies located in developed countries world-wide (including the United States) but may also invest in companies located in emerging markets.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on April 29, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

13

Investments in open-end management investment companies are valued at the reported net asset value per share. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, A Class, C Class and R Class and 1.00% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 7% of the outstanding shares of the fund. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 5% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $51,485,734 and $37,950,057, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Period ended March 31, 2012(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	1,482,669	$15,042,797	854,623	$7,552,260
Issued in reinvestment of distributions	—	—	5,108	42,702
Redeemed	(320,341)	(3,312,716)	(109,060)	(1,017,719)
	1,162,328	11,730,081	750,671	6,577,243
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	66,763	692,681	124,215	1,185,652
Issued in reinvestment of distributions	—	—	422	3,528
Redeemed	(21,136)	(215,464)	(521)	(5,041)
	45,627	477,217	124,116	1,184,139
A Class/Shares Authorized	50,000,000		50,000,000
Sold	124,534	1,236,456	71,516	703,821
Issued in reinvestment of distributions	—	—	240	2,013
Redeemed	(3,485)	(35,928)	—	—
	121,049	1,200,528	71,756	705,834
C Class/Shares Authorized	50,000,000		50,000,000
Sold	13,275	130,780	40,466	403,814
Redeemed	(296)	(2,755)	—	—
	12,979	128,025	40,466	403,814
R Class/Shares Authorized	50,000,000		50,000,000
Sold	80	794	40,106	400,924
Issued in reinvestment of distributions	—	—	136	1,140
	80	794	40,242	402,064
Net increase (decrease)	1,342,063	$13,536,645	1,027,251	$9,273,094

(1)	April 29, 2011 (fund inception) through March 31, 2012.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$586,394	$13,038,819	—
Domestic Common Stocks	11,283,362	—	—
Temporary Cash Investments	462,633	—	—
Total Value of Investment Securities	$12,332,389	$13,038,819	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,882,937
Gross tax appreciation of investments	$1,634,529
Gross tax depreciation of investments	(146,258)
Net tax appreciation (depreciation) of investments	$1,488,271

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(5,555), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)		Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$9.75	0.09	0.84		0.93	—	$10.68	9.43%	1.20	%(4)	1.71	%(4)	237%	$20,434
2012(5)	$10.00	0.14	(0.32	)(6)	(0.18)	(0.07)	$9.75	(1.57)%	1.21	%(4)	1.63	%(4)	462%	$7,322
Institutional Class
2012(3)	$9.75	0.09	0.85		0.94	—	$10.69	9.64%	1.00	%(4)	1.91	%(4)	237%	$1,815
2012(5)	$10.00	0.17	(0.33	)(6)	(0.16)	(0.09)	$9.75	(1.47)%	1.01	%(4)	1.83	%(4)	462%	$1,210
A Class
2012(3)	$9.76	0.07	0.84		0.91	—	$10.67	9.32%	1.45	%(4)	1.46	%(4)	237%	$2,057
2012(5)	$10.00	0.12	(0.31	)(6)	(0.19)	(0.05)	$9.76	(1.82)%	1.46	%(4)	1.38	%(4)	462%	$700
C Class
2012(3)	$9.75	0.03	0.84		0.87	—	$10.62	8.92%	2.20	%(4)	0.71	%(4)	237%	$568
2012(5)	$10.00	0.05	(0.30	)(6)	(0.25)	—	$9.75	(2.50)%	2.21	%(4)	0.63	%(4)	462%	$394
R Class
2012(3)	$9.76	0.06	0.84		0.90	—	$10.66	9.22%	1.70	%(4)	1.21	%(4)	237%	$430
2012(5)	$10.00	0.09	(0.30	)(6)	(0.21)	(0.03)	$9.76	(2.07)%	1.71	%(4)	1.13	%(4)	462%	$393

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	April 29, 2011 (fund inception) through March 31, 2012.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did  not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time

21

horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

22

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

23

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76789   1211

SEMIANNUAL REPORT           SEPTEMBER 30, 2012

Equity Index Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	24
Approval of Management Agreement	26
Additional Information	31

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,
Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ACIVX	3.25%(2)	29.64%(2)	0.65%	7.51%	2.52%	2/26/99
S&P 500 Index	—	3.43%	30.20%	1.05%	8.01%	2.99%	—
Institutional Class	ACQIX	3.40%(2)	29.90%(2)	0.82%	7.72%	2.72%	2/26/99

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.49%	0.29%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Apple, Inc.	4.8%
Exxon Mobil Corp.	3.2%
General Electric Co.	1.8%
Chevron Corp.	1.8%
Microsoft Corp.	1.7%
International Business Machines Corp.	1.7%
AT&T, Inc.	1.7%
Google, Inc., Class A	1.5%
Procter & Gamble Co. (The)	1.5%
Johnson & Johnson	1.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.3%
Pharmaceuticals	6.1%
Computers and Peripherals	6.0%
IT Services	3.8%
Insurance	3.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	0.1%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,032.50	$2.29	0.45%
Investor Class (before waiver)	$1,000	$1,032.50(2)	$2.50	0.49%
Institutional Class (after waiver)	$1,000	$1,034.00	$1.27	0.25%
Institutional Class (before waiver)	$1,000	$1,034.00(2)	$1.48	0.29%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.81	$2.28	0.45%
Investor Class (before waiver)	$1,000	$1,022.61	$2.48	0.49%
Institutional Class (after waiver)	$1,000	$1,023.82	$1.27	0.25%
Institutional Class (before waiver)	$1,000	$1,023.62	$1.47	0.29%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.1%
AEROSPACE AND DEFENSE — 2.2%
Boeing Co. (The)	13,111	$912,788
General Dynamics Corp.	6,430	425,152
Honeywell International, Inc.	15,172	906,527
L-3 Communications Holdings, Inc.	1,862	133,524
Lockheed Martin Corp.	5,306	495,474
Northrop Grumman Corp.	4,806	319,262
Precision Castparts Corp.	2,841	464,049
Raytheon Co.	6,386	365,024
Rockwell Collins, Inc.	2,707	145,203
Textron, Inc.	5,506	144,092
United Technologies Corp.	16,255	1,272,604
		5,583,699
AIR FREIGHT AND LOGISTICS — 0.7%
CH Robinson Worldwide, Inc.	3,041	178,051
Expeditors International of Washington, Inc.	4,104	149,221
FedEx Corp.	5,719	483,942
United Parcel Service, Inc., Class B	13,960	999,117
		1,810,331
AIRLINES†
Southwest Airlines Co.	13,673	119,912
AUTO COMPONENTS — 0.2%
BorgWarner, Inc.(1)	2,126	146,928
Goodyear Tire & Rubber Co. (The)(1)	4,556	55,538
Johnson Controls, Inc.	13,425	367,845
		570,311
AUTOMOBILES — 0.4%
Ford Motor Co.	73,428	724,000
Harley-Davidson, Inc.	4,591	194,521
		918,521
BEVERAGES — 2.4%
Beam, Inc.	2,972	171,009
Brown-Forman Corp., Class B	2,851	186,028
Coca-Cola Co. (The)	75,164	2,850,970
Coca-Cola Enterprises, Inc.	5,301	165,762
Constellation Brands, Inc., Class A(1)	2,948	95,368
Dr Pepper Snapple Group, Inc.	4,025	179,233
Molson Coors Brewing Co., Class B	2,940	132,447
Monster Beverage Corp.(1)	2,862	155,006
PepsiCo, Inc.	30,222	2,138,811
		6,074,634
BIOTECHNOLOGY — 1.6%
Alexion Pharmaceuticals, Inc.(1)	3,720	425,568
Amgen, Inc.	14,883	1,254,935
Biogen Idec, Inc.(1)	4,576	682,876
Celgene Corp.(1)	8,296	633,814
Gilead Sciences, Inc.(1)	14,702	975,184
		3,972,377
BUILDING PRODUCTS†
Masco Corp.	6,725	101,211
CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	4,018	227,780
Bank of New York Mellon Corp. (The)	22,581	510,782
BlackRock, Inc.	2,452	437,192
Charles Schwab Corp. (The)	20,738	265,239
E*Trade Financial Corp.(1)	5,684	50,076
Federated Investors, Inc. Class B	1,860	38,483
Franklin Resources, Inc.	2,702	337,939
Goldman Sachs Group, Inc. (The)	8,757	995,496
Invesco Ltd.	8,455	211,290
Legg Mason, Inc.	2,397	59,158
Morgan Stanley	26,914	450,540
Northern Trust Corp.	4,243	196,939
State Street Corp.	9,259	388,508
T. Rowe Price Group, Inc.	4,832	305,866
		4,475,288
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	4,135	341,964
Airgas, Inc.	1,375	113,162
CF Industries Holdings, Inc.	1,215	270,022
Dow Chemical Co. (The)	23,019	666,630
E.I. du Pont de Nemours & Co.	18,166	913,205
Eastman Chemical Co.	3,052	173,994
Ecolab, Inc.	5,121	331,892
FMC Corp.	2,583	143,047
International Flavors & Fragrances, Inc.	1,484	88,417
LyondellBasell Industries NV, Class A	6,609	341,421
Monsanto Co.	10,342	941,329

8

	Shares	Value
Mosaic Co. (The)	5,375	$309,654
PPG Industries, Inc.	3,027	347,621
Praxair, Inc.	5,781	600,530
Sherwin-Williams Co. (The)	1,626	242,128
Sigma-Aldrich Corp.	2,324	167,258
		5,992,274
COMMERCIAL BANKS — 2.8%
BB&T Corp.	13,402	444,410
Comerica, Inc.	3,834	119,046
Fifth Third Bancorp	17,617	273,240
First Horizon National Corp.	5,373	51,742
Huntington Bancshares, Inc.	16,435	113,401
KeyCorp	18,597	162,538
M&T Bank Corp.	2,327	221,437
PNC Financial Services Group, Inc.	10,293	649,488
Regions Financial Corp.	28,417	204,887
SunTrust Banks, Inc.	10,165	287,364
U.S. Bancorp	36,712	1,259,222
Wells Fargo & Co.	95,125	3,284,666
Zions BanCorp.	3,914	80,844
		7,152,285
COMMERCIAL SERVICES AND SUPPLIES — 0.6%
Avery Dennison Corp.	1,950	62,049
Cintas Corp.	2,105	87,252
Iron Mountain, Inc.	2,900	98,919
Pitney Bowes, Inc.	3,828	52,903
Republic Services, Inc.	5,908	162,529
RR Donnelley & Sons Co.	2,950	31,270
Stericycle, Inc.(1)	1,597	144,560
Tyco International Ltd.	8,849	497,845
Waste Management, Inc.	8,511	273,033
		1,410,360
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	102,461	1,955,981
F5 Networks, Inc.(1)	1,569	164,274
Harris Corp.	2,170	111,147
JDS Uniphase Corp.(1)	4,479	55,472
Juniper Networks, Inc.(1)	9,946	170,176
Motorola Solutions, Inc.	5,525	279,289
QUALCOMM, Inc.	33,044	2,064,920
		4,801,259
COMPUTERS AND PERIPHERALS — 6.0%
Apple, Inc.	18,168	12,122,780
Dell, Inc.	28,051	276,583
EMC Corp.(1)	40,811	1,112,916
Hewlett-Packard Co.	38,504	656,878
NetApp, Inc.(1)	7,219	237,361
SanDisk Corp.(1)	4,603	199,908
Seagate Technology plc	6,814	$211,234
Western Digital Corp.	4,343	168,204
		14,985,864
CONSTRUCTION AND ENGINEERING — 0.2%
Fluor Corp.	3,156	177,620
Jacobs Engineering Group, Inc.(1)	2,507	101,358
Quanta Services, Inc.(1)	4,092	101,072
		380,050
CONSTRUCTION MATERIALS†
Vulcan Materials Co.	2,502	118,345
CONSUMER FINANCE — 0.9%
American Express Co.	19,156	1,089,210
Capital One Financial Corp.	11,301	644,270
Discover Financial Services	9,789	388,917
SLM Corp.	9,526	149,749
		2,272,146
CONTAINERS AND PACKAGING — 0.1%
Ball Corp.	2,849	120,541
Bemis Co., Inc.	1,971	62,028
Owens-Illinois, Inc.(1)	3,121	58,550
Sealed Air Corp.	3,470	53,646
		294,765
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,059	186,691
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	1,957	56,851
H&R Block, Inc.	5,322	92,230
		149,081
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp.	208,975	1,845,249
Citigroup, Inc.	56,877	1,861,015
CME Group, Inc.	5,927	339,617
IntercontinentalExchange, Inc.(1)	1,426	190,243
JPMorgan Chase & Co.	73,633	2,980,664
Leucadia National Corp.	3,861	87,838
McGraw-Hill Cos., Inc. (The)	5,354	292,275
Moody’s Corp.	3,834	169,348
NASDAQ OMX Group, Inc. (The)	2,073	48,291
NYSE Euronext	4,882	120,341
		7,934,881
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	111,811	4,215,275
CenturyLink, Inc.	12,159	491,223
Frontier Communications Corp.	18,500	90,650
Verizon Communications, Inc.	55,231	2,516,877

9

Shares	Value
Windstream Corp.	10,751	$108,693
		7,422,718
ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc.	9,311	409,125
Duke Energy Corp.	13,624	882,835
Edison International	6,274	286,659
Entergy Corp.	3,408	236,175
Exelon Corp.	16,423	584,331
FirstEnergy Corp.	8,094	356,946
NextEra Energy, Inc.	8,212	577,550
Northeast Utilities	5,962	227,927
Pepco Holdings, Inc.	4,768	90,115
Pinnacle West Capital Corp.	2,159	113,995
PPL Corp.	11,485	333,639
Southern Co.	16,846	776,432
Xcel Energy, Inc.	9,261	256,622
		5,132,351
ELECTRICAL EQUIPMENT — 0.5%
Cooper Industries plc	3,158	237,039
Emerson Electric Co.	14,159	683,455
Rockwell Automation, Inc.	2,823	196,340
Roper Industries, Inc.	1,853	203,626
		1,320,460
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Amphenol Corp. Class A	3,252	191,478
Corning, Inc.	28,401	373,473
FLIR Systems, Inc.	2,981	59,545
Jabil Circuit, Inc.	3,875	72,540
Molex, Inc.	2,477	65,096
TE Connectivity Ltd.	8,297	282,181
		1,044,313
ENERGY EQUIPMENT AND SERVICES — 1.9%
Baker Hughes, Inc.	8,641	390,832
Cameron International Corp.(1)	4,638	260,053
Diamond Offshore Drilling, Inc.	1,322	87,001
Ensco plc Class A	4,485	244,702
FMC Technologies, Inc.(1)	4,455	206,267
Halliburton Co.	18,071	608,812
Helmerich & Payne, Inc.	2,152	102,457
Nabors Industries Ltd.(1)	5,924	83,114
National Oilwell Varco, Inc.	8,204	657,222
Noble Corp.	4,994	178,685
Rowan Cos. plc(1)	2,337	78,920
Schlumberger Ltd.	25,715	1,859,966
		4,758,031
FOOD AND STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	8,395	$840,549
CVS Caremark Corp.	24,556	1,189,002
Kroger Co. (The)	10,686	251,548
Safeway, Inc.	4,873	78,407
SYSCO Corp.	11,285	352,882
Wal-Mart Stores, Inc.	32,560	2,402,928
Walgreen Co.	16,775	611,281
Whole Foods Market, Inc.	3,338	325,121
		6,051,718
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	12,590	342,196
Campbell Soup Co.	3,426	119,293
ConAgra Foods, Inc.	7,924	218,623
Dean Foods Co.(1)	3,575	58,451
General Mills, Inc.	12,475	497,129
H.J. Heinz Co.	6,218	347,897
Hershey Co. (The)	2,867	203,242
Hormel Foods Corp.	2,563	74,942
J.M. Smucker Co. (The)	2,096	180,948
Kellogg Co.	4,880	252,101
Kraft Foods, Inc., Class A	34,410	1,422,853
McCormick & Co., Inc.	2,672	165,771
Mead Johnson Nutrition Co.	4,057	297,297
Tyson Foods, Inc., Class A	5,297	84,858
		4,265,601
GAS UTILITIES — 0.1%
AGL Resources, Inc.	2,408	98,511
ONEOK, Inc.	4,106	198,361
		296,872
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Baxter International, Inc.	10,505	633,031
Becton, Dickinson and Co.	3,905	306,777
Boston Scientific Corp.(1)	26,933	154,595
C.R. Bard, Inc.	1,440	150,696
CareFusion Corp.(1)	4,441	126,080
Covidien plc	9,436	560,687
DENTSPLY International, Inc.	2,640	100,690
Edwards Lifesciences Corp.(1)	2,189	235,033
Intuitive Surgical, Inc.(1)	779	386,096
Medtronic, Inc.	19,824	854,811
St. Jude Medical, Inc.	6,111	257,456
Stryker Corp.	5,681	316,205
Varian Medical Systems, Inc.(1)	2,234	134,755
Zimmer Holdings, Inc.	3,402	230,043
		4,446,955

10

Shares	Value
HEALTH CARE PROVIDERS AND SERVICES — 1.9%
Aetna, Inc.	6,637	$262,825
AmerisourceBergen Corp.	4,724	182,866
Cardinal Health, Inc.	6,480	252,526
CIGNA Corp.	5,630	265,567
Coventry Health Care, Inc.	2,582	107,644
DaVita, Inc.(1)	1,687	174,790
Express Scripts Holding Co.(1)	15,743	986,614
Humana, Inc.	3,085	216,413
Laboratory Corp. of America Holdings(1)	1,792	165,706
McKesson Corp.	4,537	390,318
Patterson Cos., Inc.	1,626	55,674
Quest Diagnostics, Inc.	3,047	193,271
Tenet Healthcare Corp.(1)	7,844	49,182
UnitedHealth Group, Inc.	20,103	1,113,907
WellPoint, Inc.	6,319	366,565
		4,783,868
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.(1)	2,826	218,761
HOTELS, RESTAURANTS AND LEISURE — 1.8%
Carnival Corp.	8,610	313,748
Chipotle Mexican Grill, Inc.(1)	607	192,747
Darden Restaurants, Inc.	2,541	141,661
International Game Technology	5,111	66,903
Marriott International, Inc. Class A	5,025	196,477
McDonald’s Corp.	19,556	1,794,263
Starbucks Corp.	14,785	750,339
Starwood Hotels & Resorts Worldwide, Inc.	3,775	218,799
Wyndham Worldwide Corp.	2,882	151,247
Wynn Resorts Ltd.	1,575	181,818
Yum! Brands, Inc.	8,776	582,200
		4,590,202
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	5,261	108,587
Harman International Industries, Inc.	1,279	59,039
Leggett & Platt, Inc.	2,851	71,418
Lennar Corp., Class A	3,076	106,952
Newell Rubbermaid, Inc.	5,581	106,541
PulteGroup, Inc.(1)	6,342	98,301
Whirlpool Corp.	1,502	124,531
		675,369
HOUSEHOLD PRODUCTS — 2.2%
Clorox Co.	2,503	180,341
Colgate-Palmolive Co.	8,658	928,311
Kimberly-Clark Corp.	7,684	659,133
Procter & Gamble Co. (The)	53,358	3,700,911
		5,468,696
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.1%
AES Corp. (The)(1)	12,636	138,617
NRG Energy, Inc.	4,136	88,469
		227,086
INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	12,323	1,138,892
Danaher Corp.	11,360	626,504
General Electric Co.	204,626	4,647,056
		6,412,452
INSURANCE — 3.7%
ACE Ltd.	6,668	504,101
Aflac, Inc.	8,969	429,436
Allstate Corp. (The)	9,402	372,413
American International Group, Inc.(1)	22,437	735,709
Aon plc	6,200	324,198
Assurant, Inc.	1,553	57,927
Berkshire Hathaway, Inc., Class B(1)	35,527	3,133,482
Chubb Corp. (The)	5,143	392,308
Cincinnati Financial Corp.	2,817	106,736
Genworth Financial, Inc., Class A(1)	9,420	49,267
Hartford Financial Services Group, Inc.	8,804	171,150
Lincoln National Corp.	5,265	127,360
Loews Corp.	6,159	254,120
Marsh & McLennan Cos., Inc.	10,769	365,392
MetLife, Inc.	20,485	705,913
Principal Financial Group, Inc.	5,525	148,844
Progressive Corp. (The)	10,949	227,082
Prudential Financial, Inc.	8,934	486,992
Torchmark Corp.	1,918	98,489
Travelers Cos., Inc. (The)	7,425	506,831
Unum Group	5,132	98,637
XL Group plc	5,709	137,187
		9,433,574
INTERNET AND CATALOG RETAIL — 1.0%
Amazon.com, Inc.(1)	7,011	1,783,037
Expedia, Inc.	1,722	99,600
Netflix, Inc.(1)	1,129	61,463
priceline.com, Inc.(1)	963	595,837
TripAdvisor, Inc.(1)	2,147	70,701
		2,610,638

11

Shares	Value
INTERNET SOFTWARE AND SERVICES — 2.2%
Akamai Technologies, Inc.(1)	3,359	$128,515
eBay, Inc.(1)	22,487	1,088,596
Google, Inc., Class A(1)	5,133	3,872,849
VeriSign, Inc.(1)	3,057	148,845
Yahoo!, Inc.(1)	20,237	323,286
		5,562,091
IT SERVICES — 3.8%
Accenture plc, Class A	12,342	864,310
Automatic Data Processing, Inc.	9,410	551,991
Cognizant Technology Solutions Corp., Class A(1)	5,860	409,731
Computer Sciences Corp.	2,833	91,251
Fidelity National Information Services, Inc.	4,946	154,414
Fiserv, Inc.(1)	2,616	193,663
International Business Machines Corp.	20,814	4,317,864
MasterCard, Inc., Class A	2,084	940,884
Paychex, Inc.	6,360	211,725
SAIC, Inc.	5,778	69,567
Teradata Corp.(1)	3,299	248,778
Total System Services, Inc.	2,954	70,010
Visa, Inc., Class A	10,147	1,362,539
Western Union Co. (The)	11,279	205,503
		9,692,230
LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Hasbro, Inc.	2,095	79,966
Mattel, Inc.	6,463	229,307
		309,273
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.	6,732	258,845
Life Technologies Corp.(1)	3,523	172,204
PerkinElmer, Inc.	2,106	62,064
Thermo Fisher Scientific, Inc.	7,065	415,634
Waters Corp.(1)	1,706	142,161
		1,050,908
MACHINERY — 1.9%
Caterpillar, Inc.	12,680	1,090,987
Cummins, Inc.	3,450	318,125
Deere & Co.	7,583	625,522
Dover Corp.	3,525	209,702
Eaton Corp.	6,685	315,933
Flowserve Corp.	957	122,247
Illinois Tool Works, Inc.	8,391	499,013
Ingersoll-Rand plc	5,538	248,213
Joy Global, Inc.	2,090	117,165
PACCAR, Inc.	6,793	271,890
Pall Corp.	2,302	146,154
Parker-Hannifin Corp.	2,836	237,033
Pentair, Inc.	1,936	86,171
Snap-On, Inc.	1,070	76,901
Stanley Black & Decker, Inc.	3,360	256,200
Xylem, Inc.	3,323	83,574
		4,704,830
MEDIA — 3.4%
Cablevision Systems Corp., Class A	3,745	59,358
CBS Corp., Class B	11,593	421,174
Comcast Corp., Class A	51,950	1,858,251
DIRECTV(1)	12,183	639,120
Discovery Communications, Inc. Class A(1)	4,772	284,554
Gannett Co., Inc.	4,408	78,242
Interpublic Group of Cos., Inc. (The)	8,680	96,522
News Corp. Class A	39,496	968,837
Omnicom Group, Inc.	5,196	267,906
Scripps Networks Interactive, Inc. Class A	1,726	105,683
Time Warner Cable, Inc.	5,930	563,706
Time Warner, Inc.	18,412	834,616
Viacom, Inc., Class B	9,188	492,385
Walt Disney Co. (The)	34,773	1,817,932
Washington Post Co. (The), Class B	98	35,577
		8,523,863
METALS AND MINING — 0.8%
Alcoa, Inc.	20,973	185,611
Allegheny Technologies, Inc.	2,232	71,201
Cliffs Natural Resources, Inc.	2,860	111,912
Freeport-McMoRan Copper & Gold, Inc.	18,304	724,472
Newmont Mining Corp.	9,589	537,080
Nucor Corp.	6,164	235,834
Titanium Metals Corp.	1,223	15,691
United States Steel Corp.	2,755	52,538
		1,934,339
MULTI-UTILITIES — 1.2%
Ameren Corp.	4,555	148,812
CenterPoint Energy, Inc.	8,159	173,787
CMS Energy Corp.	4,955	116,690
Consolidated Edison, Inc.	5,735	343,469
Dominion Resources, Inc.	11,129	589,169
DTE Energy Co.	3,362	201,518
Integrys Energy Group, Inc.	1,591	83,050
NiSource, Inc.	5,457	139,044

12

Shares	Value
PG&E Corp.	8,366	$356,977
Public Service Enterprise Group, Inc.	10,053	323,506
SCANA Corp.	2,704	130,522
Sempra Energy	4,378	282,337
TECO Energy, Inc.	3,606	63,971
Wisconsin Energy Corp.	4,389	165,334
		3,118,186
MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	1,071	31,680
Dollar Tree, Inc.(1)	4,365	210,720
Family Dollar Stores, Inc.	1,881	124,710
J.C. Penney Co., Inc.	2,695	65,462
Kohl’s Corp.	4,193	214,766
Macy’s, Inc.	7,771	292,345
Nordstrom, Inc.	2,937	162,064
Target Corp.	12,736	808,354
		1,910,101
OFFICE ELECTRONICS — 0.1%
Xerox Corp.	26,302	193,057
OIL, GAS AND CONSUMABLE FUELS — 9.3%
Alpha Natural Resources, Inc.(1)	4,436	29,145
Anadarko Petroleum Corp.	9,623	672,840
Apache Corp.	7,593	656,567
Cabot Oil & Gas Corp.	3,976	178,522
Chesapeake Energy Corp.	10,075	190,115
Chevron Corp.	37,984	4,427,415
ConocoPhillips	23,516	1,344,645
CONSOL Energy, Inc.	4,355	130,868
Denbury Resources, Inc.(1)	7,400	119,584
Devon Energy Corp.	7,305	441,953
EOG Resources, Inc.	5,261	589,495
EQT Corp.	2,822	166,498
Exxon Mobil Corp.	89,338	8,169,960
Hess Corp.	5,734	308,030
Kinder Morgan, Inc.	10,869	386,067
Marathon Oil Corp.	13,875	410,284
Marathon Petroleum Corp.	6,475	353,470
Murphy Oil Corp.	3,595	193,016
Newfield Exploration Co.(1)	2,806	87,884
Noble Energy, Inc.	3,523	326,617
Occidental Petroleum Corp.	15,737	1,354,326
Peabody Energy Corp.	5,027	112,052
Phillips 66	12,229	567,059
Pioneer Natural Resources Co.	2,435	254,214
QEP Resources, Inc.	3,539	112,045
Range Resources Corp.	3,152	220,230
Southwestern Energy Co.(1)	6,626	230,452
Spectra Energy Corp.	12,591	369,672
Sunoco, Inc.	2,106	98,624
Tesoro Corp.	2,578	108,018
Valero Energy Corp.	10,851	343,760
Williams Cos., Inc. (The)	12,367	432,474
WPX Energy, Inc.(1)	4,126	68,450
		23,454,351
PAPER AND FOREST PRODUCTS — 0.2%
International Paper Co.	8,567	311,153
MeadWestvaco Corp.	3,241	99,175
		410,328
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	8,346	133,119
Estee Lauder Cos., Inc. (The), Class A	4,676	287,901
		421,020
PHARMACEUTICALS — 6.1%
Abbott Laboratories	30,475	2,089,366
Allergan, Inc.	6,022	551,495
Bristol-Myers Squibb Co.	32,754	1,105,447
Eli Lilly & Co.	19,887	942,843
Forest Laboratories, Inc.(1)	4,648	165,515
Hospira, Inc.(1)	3,057	100,331
Johnson & Johnson	53,400	3,679,794
Merck & Co., Inc.	59,093	2,665,094
Mylan, Inc.(1)	7,596	185,342
Perrigo Co.	1,651	191,797
Pfizer, Inc.	144,856	3,599,672
Watson Pharmaceuticals, Inc.(1)	2,411	205,321
		15,482,017
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	887	70,623
Equifax, Inc.	2,324	108,252
Robert Half International, Inc.	2,624	69,877
		248,752
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.1%
American Tower Corp.	7,694	549,275
Apartment Investment & Management Co., Class A	3,048	79,218
AvalonBay Communities, Inc.	1,881	255,797
Boston Properties, Inc.	2,963	327,737
Equity Residential	5,749	330,740
HCP, Inc.	8,478	377,101
Health Care REIT, Inc.	4,933	284,881
Host Hotels & Resorts, Inc.	13,983	224,427
Kimco Realty Corp.	7,638	154,822

13

Shares	Value
Plum Creek Timber Co., Inc.	3,256	$142,743
ProLogis, Inc.	8,729	305,777
Public Storage	2,800	389,676
Simon Property Group, Inc.	5,868	890,821
Ventas, Inc.	5,632	350,592
Vornado Realty Trust	3,285	266,249
Weyerhaeuser Co.	10,606	277,241
		5,207,097
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Group, Inc.(1)	6,112	112,522
ROAD AND RAIL — 0.8%
CSX Corp.	20,383	422,947
Norfolk Southern Corp.	6,263	398,515
Ryder System, Inc.	922	36,013
Union Pacific Corp.	9,131	1,083,850
		1,941,325
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Micro Devices, Inc.(1)	12,296	41,438
Altera Corp.	6,061	205,983
Analog Devices, Inc.	5,584	218,837
Applied Materials, Inc.	23,767	265,359
Broadcom Corp., Class A	10,010	346,146
First Solar, Inc.(1)	1,222	27,061
Intel Corp.	96,970	2,199,280
KLA-Tencor Corp.	3,105	148,124
Lam Research Corp.(1)	3,505	111,406
Linear Technology Corp.	4,577	145,778
LSI Corp.(1)	11,285	77,979
Microchip Technology, Inc.	3,793	124,183
Micron Technology, Inc.(1)	19,709	117,958
NVIDIA Corp.(1)	12,524	167,070
Teradyne, Inc.(1)	3,699	52,600
Texas Instruments, Inc.	22,073	608,111
Xilinx, Inc.	4,920	164,377
		5,021,690
SOFTWARE — 3.5%
Adobe Systems, Inc.(1)	9,539	309,636
Autodesk, Inc.(1)	4,305	143,658
BMC Software, Inc.(1)	2,697	111,899
CA, Inc.	6,828	175,923
Citrix Systems, Inc.(1)	3,567	273,125
Electronic Arts, Inc.(1)	5,643	71,610
Intuit, Inc.	5,325	313,536
Microsoft Corp.	146,272	4,355,980
Oracle Corp.	73,870	2,326,166
Red Hat, Inc.(1)	3,663	208,571
Salesforce.com, Inc.(1)	2,491	380,351
Symantec Corp.(1)	13,938	250,884
		8,921,339
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co., Class A	1,626	55,154
AutoNation, Inc.(1)	922	40,264
AutoZone, Inc.(1)	724	267,641
Bed Bath & Beyond, Inc.(1)	4,417	278,271
Best Buy Co., Inc.	5,008	86,088
CarMax, Inc.(1)	4,533	128,284
GameStop Corp., Class A	2,140	44,940
Gap, Inc. (The)	5,806	207,739
Home Depot, Inc. (The)	29,314	1,769,686
Limited Brands, Inc.	4,611	227,138
Lowe’s Cos., Inc.	22,109	668,576
O’Reilly Automotive, Inc.(1)	2,291	191,573
Ross Stores, Inc.	4,422	285,661
Staples, Inc.	13,829	159,310
Tiffany & Co.	2,407	148,945
TJX Cos., Inc. (The)	14,344	642,468
Urban Outfitters, Inc.(1)	2,057	77,261
		5,278,999
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	5,505	308,390
Fossil, Inc.(1)	1,052	89,104
NIKE, Inc., Class B	7,150	678,607
Ralph Lauren Corp.	1,167	176,485
VF Corp.	1,714	273,143
		1,525,729
THRIFTS AND MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	9,138	72,739
People’s United Financial, Inc.	6,888	83,620
		156,359
TOBACCO — 1.9%
Altria Group, Inc.	39,559	1,320,875
Lorillard, Inc.	2,510	292,290
Philip Morris International, Inc.	32,684	2,939,599
Reynolds American, Inc.	6,242	270,528
		4,823,292
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Fastenal Co.	5,205	223,763
W.W. Grainger, Inc.	1,144	238,375
		462,138

14

Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp.(1)	5,760	$369,216
MetroPCS Communications, Inc.(1)	6,537	76,548
Sprint Nextel Corp.(1)	56,977	314,513
		760,277
TOTAL COMMON STOCKS (Cost $165,670,310)		249,690,063
Temporary Cash Investments — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $560,683), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $549,400)		549,395
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $336,413), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $329,641)		329,637

	Shares/ Principal Amount	Value
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $112,010), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $109,880)		$109,879
SSgA U.S. Government Money Market Fund	241,092	241,092
U.S. Treasury Bills 0.14%, 11/1/12(2)(3)	$730,000	729,966
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,959,919)		1,959,969
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $167,630,229)		251,650,032
OTHER ASSETS AND LIABILITIES — 0.1%		245,795
TOTAL NET ASSETS — 100.0%		$251,895,827

Futures Contracts
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
30	S&P 500 E-Mini	December 2012	$2,151,300	$6,009

Notes to Schedule of Investments

† Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $729,966.

(3)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $167,630,229)	$251,650,032
Receivable for investments sold	54,158
Receivable for capital shares sold	164,189
Dividends and interest receivable	314,879
252,183,258

Liabilities
Payable for investments purchased	118,175
Payable for capital shares redeemed	91,259
Payable for variation margin on futures contracts	10,731
Accrued management fees	67,266
287,431

Net Assets	$251,895,827

Net Assets Consist of:
Capital (par value and paid-in surplus)	$173,530,032
Undistributed net investment income	71,003
Accumulated net realized loss	(5,731,020)
Net unrealized appreciation	84,025,812
$251,895,827

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$221,055,827	39,827,332	$5.55
Institutional Class, $0.01 Par Value	$30,840,000	5,556,910	$5.55

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$2,686,226
Interest	1,701
2,687,927

Expenses:
Management fees	577,843
Directors’ fees and expenses	4,870
Other expenses	305
583,018
Fees waived	(58,149)
524,869

Net investment income (loss)	2,163,058

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	979,214
Futures contract transactions	59,394
1,038,608

Change in net unrealized appreciation (depreciation) on:
Investments	4,248,822
Futures contracts	(129,987)
4,118,835

Net realized and unrealized gain (loss)	5,157,443

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,320,501

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$2,163,058	$4,177,165
Net realized gain (loss)	1,038,608	10,797,956
Change in net unrealized appreciation (depreciation)	4,118,835	3,879,410
Net increase (decrease) in net assets resulting from operations	7,320,501	18,854,531

Distributions to Shareholders
From net investment income:
Investor Class	(1,809,100)	(8,367,038)
Institutional Class	(282,955)	(1,477,364)
From net realized gains:
Investor Class	—	(1,812,614)
Institutional Class	—	(301,965)
Decrease in net assets from distributions	(2,092,055)	(11,958,981)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(16,777,742)	(17,750,028)

Net increase (decrease) in net assets	(11,549,296)	(10,854,478)

Net Assets
Beginning of period	263,445,123	274,299,601
End of period	$251,895,827	$263,445,123

Undistributed net investment income	$71,003	—

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objectives by matching, as closely as possible, the investment characteristics and results of the S&P 500 Index.

The fund offers the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

19

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

20

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.350% to 0.490% for the Investor Class. The Institutional Class is 0.200% less at each point within the range. Effective August 1, 2012, the investment advisor voluntarily agreed to waive 0.140% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended September 30, 2012 was $51,173 and $6,976 for the Investor Class and Institutional Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2012 was 0.49% and 0.29% for the Investor Class and Institutional Class, respectively. The effective annual management fee after waiver for each class for the six months ended September 30, 2012 was 0.45% and 0.25% for the Investor Class and Institutional Class, respectively.

ACIM has entered into a subadvisory agreement with Northern Trust Investments, N.A. (NTI) (the subadvisor) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund’s investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining NTI as the subadvisor of the fund.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $5,394,205 and $18,502,050, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,217,655	$11,759,991	5,611,974	$28,447,842
Issued in reinvestment of distributions	327,767	1,762,582	2,035,675	9,942,939
Redeemed	(5,044,145)	(26,702,002)	(9,178,417)	(46,060,069)
	(2,498,723)	(13,179,429)	(1,530,768)	(7,669,288)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	476,942	2,563,813	1,760,166	8,824,066
Issued in reinvestment of distributions	52,636	282,955	364,111	1,779,329
Redeemed	(1,233,890)	(6,445,081)	(4,044,247)	(20,684,135)
	(704,312)	(3,598,313)	(1,919,970)	(10,080,740)
Net increase (decrease)	(3,203,035)	$(16,777,742)	(3,450,738)	$(17,750,028)

21

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$249,690,063	—	—
Temporary Cash Investments	241,092	$1,718,877	—
Total Value of Investment Securities	$249,931,155	$1,718,877	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$6,009	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The equity price risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of equity price risk derivative instruments as of September 30, 2012, is disclosed on the Statement of Assets and Liabilities as a liability of $10,731 in payable for variation margin on futures contracts*. For the six months ended September 30, 2012, the effect of equity price risk derivative instruments on the Statement of Operations was $59,394 in net realized gain (loss) on futures contract transactions and $(129,987) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

22

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$174,571,059
Gross tax appreciation of investments	$100,495,921
Gross tax depreciation of investments	(23,416,948)
Net tax appreciation (depreciation) of investments	$77,078,973

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data												Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Operating Expenses (before expense waiver)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$5.42	0.05	0.12	0.17	(0.04)	—	—		(0.04)	$5.55	3.25%	0.45	%(4)	0.49	%(4)	1.71	%(4)	1.67	%(4)	2%	$221,056
2012	$5.27	0.08	0.31	0.39	(0.20)	(0.04)	—		(0.24)	$5.42	8.07%	0.49%		0.49%		1.63%		1.63%		3%	$229,482
2011	$4.64	0.07	0.64	0.71	(0.08)	—	—		(0.08)	$5.27	15.39%	0.50%		0.50%		1.54%		1.54%		4%	$231,171
2010	$3.17	0.07	1.47	1.54	(0.07)	—	—		(0.07)	$4.64	48.96%	0.49%		0.49%		1.81%		1.81%		12%	$208,726
2009	$5.26	0.09	(2.09)	(2.00)	(0.09)	—	—		(0.09)	$3.17	(38.36)%	0.49%		0.49%		1.93%		1.93%		5%	$129,026
2008	$5.66	0.09	(0.39)	(0.30)	(0.10)	—	—	(5)	(0.10)	$5.26	(5.46)%	0.49%		0.49%		1.51%		1.51%		9%	$207,571
Institutional Class
2012(3)	$5.42	0.05	0.13	0.18	(0.05)	—	—		(0.05)	$5.55	3.40%	0.25	%(4)	0.29	%(4)	1.91	%(4)	1.87	%(4)	2%	$30,840
2012	$5.27	0.09	0.31	0.40	(0.21)	(0.04)	—		(0.25)	$5.42	8.24%	0.29%		0.29%		1.83%		1.83%		3%	$33,963
2011	$4.64	0.08	0.64	0.72	(0.09)	—	—		(0.09)	$5.27	15.62%	0.30%		0.30%		1.74%		1.74%		4%	$43,129
2010	$3.17	0.08	1.47	1.55	(0.08)	—	—		(0.08)	$4.64	49.27%	0.29%		0.29%		2.01%		2.01%		12%	$231,766
2009	$5.26	0.10	(2.09)	(1.99)	(0.10)	—	—		(0.10)	$3.17	(38.24)%	0.29%		0.29%		2.13%		2.13%		5%	$191,053
2008	$5.67	0.10	(0.40)	(0.30)	(0.11)	—	—	(5)	(0.11)	$5.26	(5.27)%	0.29%		0.29%		1.71%		1.71%		9%	$599,914

24

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

25

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (“ACIM”) and Northern Trust Investments, Inc.(the “Subadvisor” and, collectively with ACIM, the “Advisors”) act as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisors and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisors. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisors to the Fund;

•	the wide range of other programs and services the Advisors provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisors’ compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to ACIM, and the overall profitability of ACIM;

•	data comparing services provided and charges to other investment management clients of ACIM; and

•	consideration of collateral benefits derived by the Advisors from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisors, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

26

Nature, Extent and Quality of Services — Generally. Under the management agreement, ACIM is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, ACIM provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Directors specifically noted that, with respect to the Fund, ACIM had retained the Subadvisor to provide day-to-day security selection. The Board noted that many of these services provided by ACIM have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisors to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisors have an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisors utilize teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance

27

information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisors the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all of these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, ACIM provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisors. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. ACIM provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding ACIM is considered in evaluating the ACIM’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that ACIM’s profits were reasonable in light of the services provided to the Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified fee of ACIM as a result of arm’s length negotiations.

Ethics. The Board generally considers the Advisors’ commitment to providing quality services to shareholders and to conducting their business ethically. They noted that the Advisors’ practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by ACIM regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that ACIM is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

28

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay ACIM a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, ACIM is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to ACIM the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to ACIM under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of ACIM. The Board also requested and received information from ACIM concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by ACIM. The Board considered the existence of collateral benefits the Advisors may receive as a result of its relationship with the Fund. They concluded that the Advisors’ primary business is managing mutual funds and they generally do not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisors receive proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisors are able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

29

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisors. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of ACIM’s industry standing and reputation and in the expectation that ACIM will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisors and others, concluded that the management agreements between the Fund and ACIM and between ACIM and the Subadvisor are fair and reasonable in light of the services provided and should be renewed.

30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76694   1211

SEMIANNUAL REPORT       SEPTEMBER 30, 2012

Equity Income Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	22
Approval of Management Agreement	25
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,
Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWEIX	5.24%	23.51%	2.39%	8.23%	10.50%	8/1/94
Russell 3000 Value Index	—	4.03%	31.05%	-0.72%	8.28%	8.96%(2)	—
S&P 500 Index	—	3.43%	30.20%	1.05%	8.01%	8.54%(2)	—
Institutional Class	ACIIX	5.34%	23.57%	2.60%	8.45%	7.73%	7/8/98
A Class(3) No sales charge* With sales charge*	TWEAX	5.10% -0.95%	23.20% 16.19%	2.14% 0.93%	7.97% 7.32%	8.47% 8.06%	3/7/97
B Class No sales charge* With sales charge*	AEKBX	4.69% -0.31%	22.26% 18.26%	1.39% 1.20%	— —	1.39% 1.20%	9/28/07
C Class No sales charge* With sales charge*	AEYIX	4.69% 3.69%	22.10% 22.10%	1.37% 1.37%	7.17% 7.17%	5.55% 5.55%	7/13/01
R Class	AEURX	4.98%	22.78%	1.88%	—	6.32%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 7/31/94, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.95%	0.75%	1.20%	1.95%	1.95%	1.45%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Wells Fargo & Co. (Convertible)	5.3%
Exxon Mobil Corp.	5.0%
Procter & Gamble Co. (The)	4.1%
Johnson & Johnson	4.1%
Stanley Black & Decker, Inc. (Convertible)	2.5%
Chevron Corp.	2.4%
AT&T, Inc.	2.3%
Chubb Corp. (The)	2.1%
Marsh & McLennan Cos., Inc.	2.1%
JPMorgan Chase & Co.	2.0%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	14.0%
Pharmaceuticals	8.8%
Commercial Banks	8.3%
Insurance	5.9%
Household Products	4.3%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	60.5%
Foreign Common Stocks*	8.4%
Convertible Bonds	15.7%
Convertible Preferred Stocks	10.3%
Exchange-Traded Funds	1.4%
Preferred Stocks	1.1%
Total Equity Exposure	97.4%
Temporary Cash Investments	2.7%
Other Assets and Liabilities	(0.1)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,052.40	$4.84	0.94%
Institutional Class	$1,000	$1,053.40	$3.81	0.74%
A Class	$1,000	$1,051.00	$6.12	1.19%
B Class	$1,000	$1,046.90	$9.95	1.94%
C Class	$1,000	$1,046.90	$9.95	1.94%
R Class	$1,000	$1,049.80	$7.40	1.44%
Hypothetical
Investor Class	$1,000	$1,020.36	$4.76	0.94%
Institutional Class	$1,000	$1,021.36	$3.75	0.74%
A Class	$1,000	$1,019.10	$6.02	1.19%
B Class	$1,000	$1,015.34	$9.80	1.94%
C Class	$1,000	$1,015.34	$9.80	1.94%
R Class	$1,000	$1,017.85	$7.28	1.44%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value
Common Stocks — 68.9%
AEROSPACE AND DEFENSE — 0.9%
Raytheon Co.	857,072	$48,990,235
Rockwell Collins, Inc.	789,956	42,373,240
		91,363,475
AIR FREIGHT AND LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	1,196,395	85,625,990
AUTOMOBILES — 0.5%
Honda Motor Co., Ltd.	1,599,900	49,140,957
BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	1,889,871	84,155,956
CAPITAL MARKETS — 2.1%
Goldman Sachs Group, Inc. (The)	180,381	20,505,712
Northern Trust Corp.	3,999,383	185,631,362
		206,137,074
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	1,999,572	165,364,605
E.I. du Pont de Nemours & Co.	898,342	45,159,652
		210,524,257
COMMERCIAL BANKS — 2.8%
Comerica, Inc.	999,762	31,042,610
Commerce Bancshares, Inc.	1,999,062	80,622,170
KeyCorp	3,990,000	34,872,600
PNC Financial Services Group, Inc.	1,598,936	100,892,862
SunTrust Banks, Inc.	957,577	27,070,702
		274,500,944
COMMERCIAL SERVICES AND SUPPLIES — 3.9%
Republic Services, Inc.	3,540,274	97,392,938
Tyco International Ltd.(1)	694,900	19,040,260
Tyco International Ltd.	2,698,082	151,794,093
Waste Management, Inc.	3,798,638	121,860,307
		390,087,598
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	3,995,800	76,279,822
DISTRIBUTORS — 0.6%
Genuine Parts Co.	998,509	60,939,004
DIVERSIFIED FINANCIAL SERVICES — 2.0%
JPMorgan Chase & Co.	4,999,967	202,398,664
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	5,995,646	$226,035,854
CenturyLink, Inc.	589,655	23,822,062
		249,857,916
ELECTRIC UTILITIES — 0.5%
NV Energy, Inc.	1,499,300	27,002,393
Portland General Electric Co.	720,266	19,475,993
		46,478,386
ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd.	1,299,278	24,369,233
Emerson Electric Co.	576,200	27,813,174
Rockwell Automation, Inc.	158,389	11,015,955
		63,198,362
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Molex, Inc., Class A	2,899,258	62,971,884
FOOD AND STAPLES RETAILING — 1.2%
SYSCO Corp.	1,498,748	46,865,850
Wal-Mart Stores, Inc.	990,078	73,067,756
		119,933,606
GAS UTILITIES — 3.4%
AGL Resources, Inc.	3,999,467	163,618,195
Piedmont Natural Gas Co., Inc.	2,226,569	72,318,961
WGL Holdings, Inc.(2)	2,577,717	103,753,109
		339,690,265
HOTELS, RESTAURANTS AND LEISURE — 0.2%
Carnival Corp.	528,200	19,247,608
HOUSEHOLD DURABLES — 0.6%
Whirlpool Corp.	749,800	62,165,918
HOUSEHOLD PRODUCTS — 4.3%
Clorox Co.	289,246	20,840,174
Procter & Gamble Co. (The)	5,898,090	409,091,523
		429,931,697
INDUSTRIAL CONGLOMERATES — 0.8%
General Electric Co.	497,200	11,291,412
Koninklijke Philips Electronics NV	399,180	9,312,901
Siemens AG	549,600	54,813,097
		75,417,410
INSURANCE — 5.1%
ACE Ltd.	239,781	18,127,443
Allstate Corp. (The)	1,997,352	79,115,113
Chubb Corp. (The)	2,699,235	205,897,646
Marsh & McLennan Cos., Inc.	5,989,580	203,226,449
		506,366,651

8

	Shares/ Principal Amount	Value
IT SERVICES — 0.1%
Paychex, Inc.	171,002	$5,692,657
LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Hasbro, Inc.	540,186	20,618,900
MACHINERY — 0.1%
Atlas Copco AB B Shares	489,465	10,238,170
MEDIA — 0.3%
Omnicom Group, Inc.	489,123	25,219,182
METALS AND MINING — 0.5%
Newmont Mining Corp.	798,800	44,740,788
MULTI-UTILITIES — 2.5%
Consolidated Edison, Inc.	1,699,178	101,763,770
PG&E Corp.	3,399,377	145,051,417
		246,815,187
MULTILINE RETAIL — 0.2%
Target Corp.	298,700	18,958,489
OIL, GAS AND CONSUMABLE FUELS — 13.1%
BP plc	5,598,700	39,462,991
Chevron Corp.	1,999,592	233,072,444
El Paso Pipeline Partners LP	2,625,142	97,707,785
EQT Corp.	999,378	58,963,302
Exxon Mobil Corp.	5,399,382	493,773,484
Occidental Petroleum Corp.	399,000	34,337,940
Royal Dutch Shell plc, Class A	5,299,800	183,202,627
Spectra Energy Partners LP	1,699,480	54,094,448
Total S.A.	1,999,725	99,192,198
		1,293,807,219
PHARMACEUTICALS — 8.8%
Bristol-Myers Squibb Co.	999,629	33,737,479
Eli Lilly & Co.	1,599,388	75,826,985
Johnson & Johnson	5,899,480	406,533,167
Merck & Co., Inc.	3,998,531	180,333,748
Pfizer, Inc.	6,999,779	173,944,508
		870,375,887
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
American Tower Corp.	479,900	34,260,061
Annaly Capital Management, Inc.	1,998,000	33,646,320
		67,906,381
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	10,036,102	112,053,079
SOFTWARE — 0.3%
Microsoft Corp.	1,097,714	32,689,923
SPECIALTY RETAIL — 0.1%
Lowe’s Cos., Inc.	389,620	11,782,109
THRIFTS AND MORTGAGE FINANCE — 1.9%
Capitol Federal Financial, Inc.(2)	9,599,659	114,811,921
People’s United Financial, Inc.	5,688,906	69,063,319
		183,875,240
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Vodafone Group plc	29,997,776	85,133,982
Vodafone Group plc ADR	2,998,000	85,428,010
		170,561,992
TOTAL COMMON STOCKS (Cost $5,816,828,736)		6,821,748,647
Convertible Bonds — 15.7%
AEROSPACE AND DEFENSE — 0.8%
L-3 Communications Holdings, Inc., 3.00%, 8/1/35	$76,624,000	77,198,680
CAPITAL MARKETS — 1.1%
Janus Capital Group, Inc., 3.25%, 7/15/14	58,542,000	62,237,464
UBS AG, (convertible into Charles Schwab Corp. (The)), 9.40%, 12/6/12(3)(4)	3,285,415	42,076,310
		104,313,774
ENERGY EQUIPMENT AND SERVICES — 0.4%
Credit Suisse Securities USA LLC, (convertible into Schlumberger Ltd.), 11.90%, 12/31/12(3)(4)	584,900	37,492,090
FOOD PRODUCTS — 0.3%
Credit Suisse Securities USA LLC, (convertible into Ralcorp Holdings, Inc.), 3.50%, 10/11/12(3)(4)	102,500	7,426,842
Goldman Sachs Group, Inc. (The), (convertible into Ralcorp Holdings, Inc.), 6.00%, 3/21/13(3)(4)	283,500	20,373,019
		27,799,861
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.1%
Hologic, Inc., 2.00%, 12/15/13(5)	196,276,000	195,662,637
Medtronic, Inc., 1.625%, 4/15/13	13,300,000	13,408,063
		209,070,700
HEALTH CARE PROVIDERS AND SERVICES — 3.3%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	162,395,000	164,018,950
LifePoint Hospitals, Inc., 3.50%, 5/15/14	150,058,000	163,844,579
		327,863,529

9

Shares/ Principal Amount	Value
HOTELS, RESTAURANTS AND LEISURE — 1.5%
International Game Technology, 3.25%, 5/1/14	$143,415,000	$150,496,116
MEDIA — 1.8%
tw telecom, inc., 2.375%, 4/1/26	126,907,000	180,207,940
PAPER AND FOREST PRODUCTS — 0.8%
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	59,160,000	81,160,125
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.2%
Annaly Capital Management, Inc., 4.00%, 2/15/15	57,341,000	73,145,613
Host Hotels & Resorts LP, 3.25%, 4/15/24(4)	127,724,000	145,685,187
		218,830,800
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Intel Corp., 2.95%, 12/15/35	59,926,000	65,469,155
Microchip Technology, Inc., 2.125%, 12/15/37	57,526,000	72,554,667
		138,023,822
TOTAL CONVERTIBLE BONDS (Cost $1,484,019,344)		1,552,457,437
Convertible Preferred Stocks — 10.3%
COMMERCIAL BANKS — 5.3%
Wells Fargo & Co., 7.50%	420,599	520,701,562
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Bank of America Corp., 7.25%	13,519	14,735,710
INSURANCE — 0.8%
MetLife, Inc., 5.00%, 9/11/13	1,155,561	79,779,931
MACHINERY — 2.5%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,989,485	249,919,106
OIL, GAS AND CONSUMABLE FUELS — 0.9%
Apache Corp., 6.00%, 8/1/13	1,740,913	84,695,418
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Health Care REIT, Inc., 6.50%	1,199,993	66,143,614
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $931,087,551)		1,015,975,341
Exchange-Traded Funds — 1.4%
iShares Russell 1000 Value Index Fund (Cost $134,192,678)	1,982,703	$143,111,503
Preferred Stocks — 1.1%
COMMERCIAL BANKS — 0.2%
US Bancorp, 6.00%	613,784	17,173,676
DIVERSIFIED FINANCIAL SERVICES — 0.9%
General Electric Capital Corp., 6.25%	86,900,000	92,111,741
TOTAL PREFERRED STOCKS (Cost $105,788,964)		109,285,417
Temporary Cash Investments — 2.7%
Federal Home Loan Bank, 0.00%, 10/1/12(6)	$125,300,000	125,300,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $65,626,009), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $64,305,420)		64,304,831
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $39,375,950), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $38,583,381)		38,582,899
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $13,110,415), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $12,861,095)		12,860,966
SSgA U.S. Government Money Market Fund	28,217,804	28,217,804
TOTAL TEMPORARY CASH INVESTMENTS (Cost $269,266,500)		269,266,500
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $8,741,183,773)		9,911,844,845
OTHER ASSETS AND LIABILITIES — (0.1)%		(10,164,050)
TOTAL NET ASSETS — 100.0%		$9,901,680,795

10

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
467,740	CHF for USD	Credit Suisse AG	10/31/12	$497,594	$(1,143)
1,879,546	SEK for USD	Credit Suisse AG	10/31/12	285,890	(1,722)
				$783,484	$(2,865)

(Value on Settlement Date $786,349)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
18,938,276	CHF for USD	Credit Suisse AG	10/31/12	$20,147,012	$121,051
221,359,301	EUR for USD	UBS AG	10/31/12	284,538,469	1,891,612
104,073,727	GBP for USD	Credit Suisse AG	10/31/12	168,043,578	946,135
3,446,320,230	JPY for USD	Credit Suisse AG	10/31/12	44,171,457	141,097
100,178,100	JPY for USD	Credit Suisse AG	10/31/12	1,283,982	4,433
55,329,124	SEK for USD	Credit Suisse AG	10/31/12	8,415,887	30,663
				$526,600,385	$3,134,991

(Value on Settlement Date $529,735,376)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
SEK = Swedish Krona
USD = United States Dollar
(1)	When-issued security.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $107,368,261, which represented 1.1% of total net assets.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $253,053,448, which represented 2.6% of total net assets.

(5)
Step-coupon security. These securities are issued with a zero coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable.

(6)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities — unaffiliated, at value (cost of $8,558,242,600)	$9,693,279,815
Investment securities — affiliated, at value (cost of $182,941,173)	218,565,030
Total investments securities, at value (cost of $8,741,183,773)	9,911,844,845
Foreign currency holdings, at value (cost of $3,778,886)	3,742,360
Receivable for investments sold	56,785,685
Receivable for capital shares sold	4,653,585
Unrealized gain on forward foreign currency exchange contracts	3,134,991
Dividends and interest receivable	27,840,115
10,008,001,581

Liabilities
Payable for investments purchased	72,402,600
Payable for capital shares redeemed	25,557,740
Unrealized loss on forward foreign currency exchange contracts	2,865
Accrued management fees	7,372,918
Distribution and service fees payable	984,663
106,320,786

Net Assets	$9,901,680,795

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,895,542,061
Undistributed net investment income	9,252,560
Accumulated net realized loss	(176,864,856)
Net unrealized appreciation	1,173,751,030
$9,901,680,795

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$5,350,947,568	671,706,027	$7.97
Institutional Class, $0.01 Par Value	$1,360,915,651	170,778,476	$7.97
A Class, $0.01 Par Value	$2,533,079,400	317,955,237	$7.97*
B Class, $0.01 Par Value	$7,631,634	956,531	$7.98
C Class, $0.01 Par Value	$463,384,617	58,140,090	$7.97
R Class, $0.01 Par Value	$185,721,925	23,361,756	$7.95

*Maximum offering price $8.46 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $3,447,494 from affiliates and net of foreign taxes withheld of $1,165,042)	$157,318,656
Interest	22,320,249
179,638,905

Expenses:
Management fees	43,790,729
Distribution and service fees:
A Class	3,079,554
B Class	37,509
C Class	2,275,091
R Class	446,648
Directors’ fees and expenses	258,092
Other expenses	724
49,888,347

Net investment income (loss)	129,750,558

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	270,971,085
Foreign currency transactions	(575,963)
270,395,122

Change in net unrealized appreciation (depreciation) on:
Investments	86,009,069
Translation of assets and liabilities in foreign currencies	4,420,556
90,429,625

Net realized and unrealized gain (loss)	360,824,747

Net Increase (Decrease) in Net Assets Resulting from Operations	$490,575,305

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$129,750,558	$237,096,384
Net realized gain (loss)	270,395,122	186,359,998
Change in net unrealized appreciation (depreciation)	90,429,625	143,635,656
Net increase (decrease) in net assets resulting from operations	490,575,305	567,092,038

Distributions to Shareholders
From net investment income:
Investor Class	(79,705,080)	(133,934,423)
Institutional Class	(21,536,809)	(30,375,519)
A Class	(34,390,789)	(55,609,804)
B Class	(75,110)	(124,278)
C Class	(4,566,810)	(6,952,203)
R Class	(2,277,382)	(3,266,917)
Decrease in net assets from distributions	(142,551,980)	(230,263,144)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(293,855,787)	768,776,664

Net increase (decrease) in net assets	54,167,538	1,105,605,558

Net Assets
Beginning of period	9,847,513,257	8,741,907,699
End of period	$9,901,680,795	$9,847,513,257

Undistributed net investment income	$9,252,560	$22,053,982

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective. The fund pursues its objectives by investing in equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

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The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.93% for the Investor Class, A Class, B Class, C Class and R Class and 0.73% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily

17

net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $4,362,557,284 and $4,782,863,332, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	34,672,554	$265,516,361	183,611,985	$1,328,983,224
Issued in reinvestment of distributions	9,226,498	70,759,328	16,255,997	117,446,250
Redeemed	(69,936,219)	(536,765,729)	(191,356,471)	(1,379,718,214)
	(26,037,167)	(200,490,040)	8,511,511	66,711,260
Institutional Class/Shares Authorized	800,000,000		800,000,000
Sold	17,459,871	133,924,904	90,462,897	657,681,992
Issued in reinvestment of distributions	2,450,573	18,805,844	3,572,766	25,861,458
Redeemed	(20,359,099)	(157,410,504)	(43,099,659)	(313,129,646)
	(448,655)	(4,679,756)	50,936,004	370,413,804
A Class/Shares Authorized	1,000,000,000		1,000,000,000
Sold	22,453,188	172,095,638	110,972,956	804,010,632
Issued in reinvestment of distributions	4,268,522	32,721,297	7,323,855	52,884,615
Redeemed	(35,635,486)	(273,097,587)	(85,824,922)	(620,855,697)
	(8,913,776)	(68,280,652)	32,471,889	236,039,550
B Class/Shares Authorized	10,000,000		10,000,000
Sold	11,986	90,406	52,583	387,057
Issued in reinvestment of distributions	7,967	60,994	14,050	101,328
Redeemed	(65,762)	(502,445)	(152,563)	(1,094,195)
	(45,809)	(351,045)	(85,930)	(605,810)
C Class/Shares Authorized	250,000,000		250,000,000
Sold	1,406,222	10,798,614	18,520,092	133,849,226
Issued in reinvestment of distributions	438,423	3,355,162	708,012	5,101,099
Redeemed	(4,740,858)	(36,253,770)	(9,947,512)	(71,634,668)
	(2,896,213)	(22,099,994)	9,280,592	67,315,657
R Class/Shares Authorized	100,000,000		100,000,000
Sold	2,084,575	15,947,057	9,064,988	65,728,820
Issued in reinvestment of distributions	288,868	2,209,585	436,959	3,147,406
Redeemed	(2,093,280)	(16,110,942)	(5,518,101)	(39,974,023)
	280,163	2,045,700	3,983,846	28,902,203
Net increase (decrease)	(38,061,457)	$(293,855,787)	105,097,912	$768,776,664

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6. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2012 follows:

	March 31, 2012					September 30, 2012
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Capitol Federal Financial, Inc.	8,798,659	$9,409,426	—	—	$1,390,361	9,599,659	$114,811,921
WGL Holdings, Inc.	2,568,917	354,780	—	—	2,057,133	2,577,717	103,753,109
		$9,764,206	—	—	$3,447,494		$218,565,030

7. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,992,492,685	—	—
Foreign Common Stocks	274,389,806	$554,866,156	—
Convertible Bonds	—	1,552,457,437	—
Convertible Preferred Stocks	—	1,015,975,341	—
Exchange-Traded Funds	143,111,503	—	—
Preferred Stocks	—	109,285,417	—
Temporary Cash Investments	28,217,804	241,048,696	—
Total Value of Investment Securities	$6,438,211,798	$3,473,633,047	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$3,132,126	—

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8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of September 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $3,134,991 in unrealized gain on forward foreign currency exchange contracts and a liability of $2,865 in unrealized loss on forward foreign currency exchange contracts. For the six months ended September 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(447,952) in net realized gain (loss) on foreign currency transactions and $4,488,311 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,930,284,000
Gross tax appreciation of investments	$1,076,410,487
Gross tax depreciation of investments	(94,849,642)
Net tax appreciation (depreciation) of investments	$981,560,845

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(245,658,547), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$7.69	0.11	0.29	0.40	(0.12)	—	(0.12)	$7.97	5.24%	0.94	%(4)	2.76	%(4)	48%	$5,350,948
2012	$7.43	0.20	0.25	0.45	(0.19)	—	(0.19)	$7.69	6.24%	0.95%		2.69%		115%	$5,363,783
2011	$6.76	0.21	0.67	0.88	(0.21)	—	(0.21)	$7.43	13.23%	0.96%		3.09%		146%	$5,123,937
2010	$5.42	0.18	1.33	1.51	(0.17)	—	(0.17)	$6.76	28.04%	0.97%		2.93%		105%	$3,829,492
2009	$7.30	0.22	(1.87)	(1.65)	(0.23)	—	(0.23)	$5.42	(22.98)%	0.98%		3.36%		296%	$2,913,351
2008	$8.65	0.23	(0.62)	(0.39)	(0.23)	(0.73)	(0.96)	$7.30	(5.17)%	0.97%		2.68%		165%	$3,719,757
Institutional Class
2012(3)	$7.69	0.11	0.30	0.41	(0.13)	—	(0.13)	$7.97	5.34%	0.74	%(4)	2.96	%(4)	48%	$1,360,916
2012	$7.44	0.21	0.24	0.45	(0.20)	—	(0.20)	$7.69	6.31%	0.75%		2.89%		115%	$1,316,758
2011	$6.77	0.23	0.66	0.89	(0.22)	—	(0.22)	$7.44	13.60%	0.76%		3.29%		146%	$894,544
2010	$5.42	0.19	1.34	1.53	(0.18)	—	(0.18)	$6.77	28.30%	0.77%		3.13%		105%	$792,024
2009	$7.31	0.23	(1.88)	(1.65)	(0.24)	—	(0.24)	$5.42	(22.94)%	0.78%		3.56%		296%	$502,435
2008	$8.65	0.25	(0.61)	(0.36)	(0.25)	(0.73)	(0.98)	$7.31	(4.85)%	0.77%		2.88%		165%	$496,033

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$7.69	0.10	0.29	0.39	(0.11)	—	(0.11)	$7.97	5.10%	1.19	%(4)	2.51	%(4)	48%		$2,533,079
2012	$7.43	0.18	0.25	0.43	(0.17)	—	(0.17)	$7.69	5.98%	1.20%		2.44%		115%		$2,512,840
2011	$6.76	0.20	0.66	0.86	(0.19)	—	(0.19)	$7.43	12.95%	1.21%		2.84%		146%		$2,188,714
2010	$5.42	0.17	1.32	1.49	(0.15)	—	(0.15)	$6.76	27.71%	1.22%		2.68%		105%		$1,385,436
2009	$7.30	0.20	(1.86)	(1.66)	(0.22)	—	(0.22)	$5.42	(23.18)%	1.23%		3.11%		296%		$794,323
2008	$8.65	0.20	(0.61)	(0.41)	(0.21)	(0.73)	(0.94)	$7.30	(5.40)%	1.22%		2.43%		165%		$933,600
B Class
2012(3)	$7.70	0.07	0.29	0.36	(0.08)	—	(0.08)	$7.98	4.69%	1.94	%(4)	1.76	%(4)	48%		$7,632
2012	$7.44	0.12	0.26	0.38	(0.12)	—	(0.12)	$7.70	5.18%	1.95%		1.69%		115%		$7,716
2011	$6.77	0.15	0.66	0.81	(0.14)	—	(0.14)	$7.44	12.08%	1.96%		2.09%		146%		$8,102
2010	$5.42	0.12	1.33	1.45	(0.10)	—	(0.10)	$6.77	26.92%	1.97%		1.93%		105%		$7,383
2009	$7.30	0.15	(1.86)	(1.71)	(0.17)	—	(0.17)	$5.42	(23.75)%	1.98%		2.36%		296%		$2,392
2008(6)	$8.99	0.08	(0.95)	(0.87)	(0.09)	(0.73)	(0.82)	$7.30	(10.28)%	1.97	%(4)	2.11	%(4)	165	%(7)	$235
C Class
2012(3)	$7.69	0.07	0.29	0.36	(0.08)	—	(0.08)	$7.97	4.69%	1.94	%(4)	1.76	%(4)	48%		$463,385
2012	$7.44	0.12	0.25	0.37	(0.12)	—	(0.12)	$7.69	5.05%	1.95%		1.69%		115%		$469,355
2011	$6.77	0.15	0.66	0.81	(0.14)	—	(0.14)	$7.44	12.25%	1.96%		2.09%		146%		$384,918
2010	$5.42	0.12	1.33	1.45	(0.10)	—	(0.10)	$6.77	26.74%	1.97%		1.93%		105%		$193,776
2009	$7.30	0.15	(1.86)	(1.71)	(0.17)	—	(0.17)	$5.42	(23.75)%	1.98%		2.36%		296%		$96,930
2008	$8.65	0.14	(0.61)	(0.47)	(0.15)	(0.73)	(0.88)	$7.30	(6.10)%	1.97%		1.68%		165%		$116,985

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$7.67	0.09	0.29	0.38	(0.10)	—	(0.10)	$7.95	4.98%	1.44	%(4)	2.26	%(4)	48%	$185,722
2012	$7.42	0.16	0.24	0.40	(0.15)	—	(0.15)	$7.67	5.59%	1.45%		2.19%		115%	$177,061
2011	$6.75	0.18	0.66	0.84	(0.17)	—	(0.17)	$7.42	12.68%	1.46%		2.59%		146%	$141,693
2010	$5.41	0.15	1.32	1.47	(0.13)	—	(0.13)	$6.75	27.44%	1.47%		2.43%		105%	$92,239
2009	$7.29	0.18	(1.86)	(1.68)	(0.20)	—	(0.20)	$5.41	(23.40)%	1.48%		2.86%		296%	$35,588
2008	$8.63	0.18	(0.60)	(0.42)	(0.19)	(0.73)	(0.92)	$7.29	(5.53)%	1.47%		2.18%		165%	$42,720

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(6)	September 28, 2007 (commencement of sale) through March 31, 2008.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

24

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

25

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

26

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

27

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

28

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the ecurities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76692   1211

SEMIANNUAL REPORT          SEPTEMBER 30, 2012

Large Company Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	21
Approval of Management Agreement	24
Additional Information	29

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,
Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	ALVIX	4.22%	31.21%	-1.54%	6.98%	4.20%	7/30/99
Russell 1000 Value Index	—	4.16%	30.92%	-0.90%	8.17%	4.01%	—
S&P 500 Index	—	3.43%	30.20%	1.05%	8.01%	2.49%	—
Institutional Class	ALVSX	4.32%	31.68%	-1.31%	7.21%	4.15%	8/10/01
A Class(3) No sales charge* With sales charge*	ALPAX	4.09% -1.87%	30.89% 23.31%	-1.79% -2.94%	6.72% 6.08%	4.79% 4.26%	10/26/00
B Class No sales charge* With sales charge*	ALBVX	3.67% -1.33%	30.06% 26.06%	-2.52% -2.74%	— —	5.45% 5.45%	1/31/03
C Class No sales charge* With sales charge*	ALPCX	3.69% 2.69%	29.92% 29.92%	-2.52% -2.52%	5.92% 5.92%	3.49% 3.49%	11/7/01
R Class	ALVRX	3.95%	30.77%	-2.00%	—	4.56%	8/29/03

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
0.88%	0.68%	1.13%	1.88%	1.88%	1.38%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	7.2%
General Electric Co.	4.1%
Chevron Corp.	3.8%
Pfizer, Inc.	3.5%
Wells Fargo & Co.	3.2%
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Johnson & Johnson	2.7%
Merck & Co., Inc.	2.5%
AT&T, Inc.	2.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.7%
Pharmaceuticals	9.4%
Insurance	8.0%
Commercial Banks	6.3%
Diversified Financial Services	5.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	0.1%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,042.20	$4.51	0.88%
Institutional Class	$1,000	$1,043.20	$3.48	0.68%
A Class	$1,000	$1,040.90	$5.78	1.13%
B Class	$1,000	$1,036.70	$9.60	1.88%
C Class	$1,000	$1,036.90	$9.60	1.88%
R Class	$1,000	$1,039.50	$7.06	1.38%
Hypothetical
Investor Class	$1,000	$1,020.66	$4.46	0.88%
Institutional Class	$1,000	$1,021.66	$3.45	0.68%
A Class	$1,000	$1,019.40	$5.72	1.13%
B Class	$1,000	$1,015.64	$9.50	1.88%
C Class	$1,000	$1,015.64	$9.50	1.88%
R Class	$1,000	$1,018.15	$6.98	1.38%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.0%
AEROSPACE AND DEFENSE — 1.1%
Honeywell International, Inc.	23,900	$1,428,025
Northrop Grumman Corp.	29,100	1,933,113
Raytheon Co.	58,800	3,361,008
		6,722,146
AIRLINES — 0.6%
Southwest Airlines Co.	406,200	3,562,374
AUTO COMPONENTS — 0.3%
Autoliv, Inc.	24,400	1,512,068
AUTOMOBILES — 1.2%
Ford Motor Co.	736,100	7,257,946
BEVERAGES — 0.5%
PepsiCo, Inc.	38,300	2,710,491
BIOTECHNOLOGY — 0.4%
Amgen, Inc.	12,800	1,079,296
Gilead Sciences, Inc.(1)	22,000	1,459,260
		2,538,556
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	108,900	6,173,541
Bank of New York Mellon Corp. (The)	173,400	3,922,308
BlackRock, Inc.	24,500	4,368,350
Goldman Sachs Group, Inc. (The)	65,000	7,389,200
Morgan Stanley	104,100	1,742,634
		23,596,033
CHEMICALS — 0.6%
E.I. du Pont de Nemours & Co.	71,800	3,609,386
COMMERCIAL BANKS — 6.3%
KeyCorp	162,800	1,422,872
PNC Financial Services Group, Inc.	132,100	8,335,510
U.S. Bancorp	255,500	8,763,650
Wells Fargo & Co.	546,700	18,877,551
		37,399,583
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Avery Dennison Corp.	35,000	1,113,700
Tyco International Ltd.(2)	15,700	430,180
Tyco International Ltd.	70,000	3,938,200
		5,482,080
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	722,100	13,784,889
COMPUTERS AND PERIPHERALS — 0.7%
Hewlett-Packard Co.	233,400	3,981,804
DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bank of America Corp.	483,100	4,265,773
Citigroup, Inc.	332,800	10,889,216
JPMorgan Chase & Co.	463,500	18,762,480
		33,917,469
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	389,200	$14,672,840
CenturyLink, Inc.	107,900	4,359,160
Verizon Communications, Inc.	25,800	1,175,706
		20,207,706
ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	78,800	3,462,472
Exelon Corp.	68,900	2,451,462
NV Energy, Inc.	149,700	2,696,097
Pinnacle West Capital Corp.	74,100	3,912,480
PPL Corp.	124,900	3,628,345
Xcel Energy, Inc.	127,600	3,535,796
		19,686,652
ENERGY EQUIPMENT AND SERVICES — 2.3%
Baker Hughes, Inc.	120,900	5,468,307
National Oilwell Varco, Inc.	43,900	3,516,829
Schlumberger Ltd.	60,400	4,368,732
		13,353,868
FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	127,800	6,188,076
Kroger Co. (The)	204,300	4,809,222
Wal-Mart Stores, Inc.	60,000	4,428,000
		15,425,298
FOOD PRODUCTS — 1.0%
Kraft Foods, Inc., Class A	149,900	6,198,365
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Medtronic, Inc.	209,300	9,025,016
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	102,100	4,043,160
Quest Diagnostics, Inc.	49,900	3,165,157
WellPoint, Inc.	85,500	4,959,855
		12,168,172
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Carnival Corp.	74,500	2,714,780
HOUSEHOLD PRODUCTS — 3.0%
Procter & Gamble Co. (The)	253,500	17,582,760
INDUSTRIAL CONGLOMERATES — 4.1%
General Electric Co.	1,080,000	24,526,800
INSURANCE — 8.0%
Allstate Corp. (The)	130,000	5,149,300
American International Group, Inc.(1)	95,898	3,144,496
Berkshire Hathaway, Inc., Class B(1)	93,900	8,281,980
Chubb Corp. (The)	30,000	2,288,400
Loews Corp.	95,500	3,940,330
MetLife, Inc.	219,300	7,557,078
Principal Financial Group, Inc.	126,500	3,407,910
Prudential Financial, Inc.	102,200	5,570,922

8

	Shares	Value
Torchmark Corp.	23,500	$1,206,725
Travelers Cos., Inc. (The)	96,800	6,607,568
		47,154,709
IT SERVICES — 0.2%
Fiserv, Inc.(1)	15,300	1,132,659
MACHINERY — 2.1%
Dover Corp.	68,000	4,045,320
Eaton Corp.	67,700	3,199,502
Ingersoll-Rand plc	34,600	1,550,772
PACCAR, Inc.	87,400	3,498,185
		12,293,779
MEDIA — 3.7%
CBS Corp., Class B	96,200	3,494,946
Comcast Corp., Class A	199,000	7,118,230
Time Warner Cable, Inc.	31,800	3,022,908
Time Warner, Inc.	185,100	8,390,583
		22,026,667
METALS AND MINING — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	163,600	6,475,288
Nucor Corp.	85,900	3,286,534
		9,761,822
MULTI-UTILITIES — 0.7%
PG&E Corp.	96,600	4,121,922
MULTILINE RETAIL — 2.5%
Kohl’s Corp.	61,900	3,170,518
Macy’s, Inc.	75,600	2,844,072
Target Corp.	135,200	8,581,144
		14,595,734
OIL, GAS AND CONSUMABLE FUELS — 15.7%
Apache Corp.	74,100	6,407,427
Chevron Corp.	191,100	22,274,616
Exxon Mobil Corp.	463,100	42,350,495
Occidental Petroleum Corp.	72,200	6,213,532
Royal Dutch Shell plc, Class A	162,200	5,606,903
Total SA ADR	103,400	5,180,340
Ultra Petroleum Corp.(1)	61,900	1,360,562
Valero Energy Corp.	105,800	3,351,744
		92,745,619
PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	105,400	3,828,128
PHARMACEUTICALS — 9.4%
Abbott Laboratories	49,800	3,414,288
Johnson & Johnson	235,400	16,221,414
Merck & Co., Inc.	334,500	15,085,950
Pfizer, Inc.	840,500	20,886,425
		55,608,077
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	251,400	$2,806,881
Intel Corp.	272,700	6,184,836
Marvell Technology Group Ltd.	356,300	3,260,145
		12,251,862
SOFTWARE — 2.5%
Adobe Systems, Inc.(1)	80,100	2,600,046
Microsoft Corp.	208,300	6,203,174
Oracle Corp.	185,300	5,835,097
		14,638,317
SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	159,100	4,811,184
Staples, Inc.	151,600	1,746,432
		6,557,616
TOBACCO — 0.4%
Altria Group, Inc.	70,200	2,343,978
TOTAL COMMON STOCKS (Cost $434,922,277)		586,025,131
Temporary Cash Investments — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $2,426,624), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $2,377,793)		2,377,771
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,455,987), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $1,426,681)		1,426,663
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $484,778), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $475,559)		475,554
SSgA U.S. Government Money Market Fund	1,043,417	1,043,417
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,323,405)		5,323,405
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $440,245,682)		591,348,536
OTHER ASSETS AND LIABILITIES — 0.1%		561,841
TOTAL NET ASSETS — 100.0%		$591,910,377

9

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
7,763,158	EUR for USD	UBS AG	10/31/12	$9,978,876	$66,340

(Value on Settlement Date $10,045,216)

Notes to Schedule of Investments

ADR = American Depositary Receipt
EUR = Euro
USD = United States Dollar
(1)	Non-income producing.
(2)	When-issued security.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $440,245,682)	$591,348,536
Foreign currency holdings, at value (cost of $45,177)	44,467
Receivable for investments sold	3,266,221
Receivable for capital shares sold	244,148
Unrealized gain on forward foreign currency exchange contracts	66,340
Dividends and interest receivable	877,914
595,847,626

Liabilities
Payable for investments purchased	2,812,764
Payable for capital shares redeemed	684,594
Accrued management fees	414,485
Distribution and service fees payable	25,406
3,937,249

Net Assets	$591,910,377

Net Assets Consist of:
Capital (par value and paid-in surplus)	$844,422,460
Undistributed net investment income	114,463
Accumulated net realized loss	(403,795,030)
Net unrealized appreciation	151,168,484
$591,910,377

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$453,040,214	72,103,270	$6.28
Institutional Class, $0.01 Par Value	$53,727,551	8,546,956	$6.29
A Class, $0.01 Par Value	$69,109,017	11,004,450	$6.28*
B Class, $0.01 Par Value	$1,983,230	314,552	$6.30
C Class, $0.01 Par Value	$8,667,552	1,379,363	$6.28
R Class, $0.01 Par Value	$5,382,813	856,404	$6.29

*Maximum offering price $6.66 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $32,667)	$7,890,651
Interest	5,036
7,895,687

Expenses:
Management fees	2,481,899
Distribution and service fees:
A Class	86,844
B Class	11,176
C Class	42,952
R Class	14,479
Directors’ fees and expenses	13,190
Other expenses	26
2,650,566

Net investment income (loss)	5,245,121

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	47,878,936
Futures contract transactions	983,542
Foreign currency transactions	(82,972)
48,779,506

Change in net unrealized appreciation (depreciation) on:
Investments	(32,669,135)
Translation of assets and liabilities in foreign currencies	80,453
(32,588,682)

Net realized and unrealized gain (loss)	16,190,824

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,435,945

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$5,245,121	$14,542,518
Net realized gain (loss)	48,779,506	41,879,402
Change in net unrealized appreciation (depreciation)	(32,588,682)	(25,186,691)
Net increase (decrease) in net assets resulting from operations	21,435,945	31,235,229

Distributions to Shareholders
From net investment income:
Investor Class	(4,579,262)	(9,628,204)
Institutional Class	(624,968)	(3,156,878)
A Class	(638,010)	(1,150,666)
B Class	(11,558)	(25,601)
C Class	(46,295)	(72,119)
R Class	(45,503)	(80,329)
Decrease in net assets from distributions	(5,945,596)	(14,113,797)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(149,162,472)	(268,943,132)

Net increase (decrease) in net assets	(133,672,123)	(251,821,700)

Net Assets
Beginning of period	725,582,500	977,404,200
End of period	$591,910,377	$725,582,500

Undistributed net investment income	$114,463	$814,938

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing primarily in equity securities of larger companies that management believes to be undervalued at the time of purchase.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

14

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

15

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The strategy assets of the fund include the assets of NT Large Company Value Fund, one fund in a series issued by the corporation. The annual management fee schedule ranges from 0.70% to 0.90% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.87% for the Investor Class, A Class, B Class, C Class and R Class and 0.67% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

16

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 39% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $144,242,454 and $287,152,712, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	600,000,000		600,000,000
Sold	13,299,714	$79,089,491	24,910,328	$138,308,453
Issued in reinvestment of distributions	752,950	4,498,514	1,712,887	9,435,563
Redeemed	(32,836,548)	(196,037,383)	(44,366,377)	(240,775,115)
	(18,783,884)	(112,449,378)	(17,743,162)	(93,031,099)
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	1,125,203	6,551,951	9,854,571	54,636,024
Issued in reinvestment of distributions	103,710	619,084	320,302	1,769,719
Redeemed	(5,426,459)	(32,738,862)	(37,240,039)	(206,177,197)
	(4,197,546)	(25,567,827)	(27,065,166)	(149,771,454)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	761,085	4,500,843	1,984,083	11,123,879
Issued in reinvestment of distributions	100,205	596,845	196,172	1,080,491
Redeemed	(2,255,066)	(13,429,365)	(6,032,898)	(33,420,309)
	(1,393,776)	(8,331,677)	(3,852,643)	(21,215,939)
B Class/Shares Authorized	5,000,000		5,000,000
Sold	1,064	6,205	5,596	32,710
Issued in reinvestment of distributions	1,779	10,513	4,247	23,313
Redeemed	(138,716)	(821,638)	(375,194)	(2,089,149)
	(135,873)	(804,920)	(365,351)	(2,033,126)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	22,850	139,492	120,966	685,511
Issued in reinvestment of distributions	3,919	23,183	6,232	34,173
Redeemed	(162,348)	(968,224)	(490,027)	(2,761,000)
	(135,579)	(805,549)	(362,829)	(2,041,316)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	59,145	351,687	263,694	1,497,402
Issued in reinvestment of distributions	6,862	40,726	13,355	73,526
Redeemed	(268,438)	(1,595,534)	(435,456)	(2,421,126)
	(202,431)	(1,203,121)	(158,407)	(850,198)
Net increase (decrease)	(24,849,089)	$(149,162,472)	(49,547,558)	$(268,943,132)

17

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$580,418,228	$5,606,903	—
Temporary Cash Investments	1,043,417	4,279,988	—
Total Value of Investment Securities	$581,461,645	$9,886,891	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$66,340	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

18

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$66,340	Unrealized loss on forward foreign currency exchange contracts	—

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$983,542	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(84,488)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$81,163
		$899,054		$81,163

19

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$472,376,512
Gross tax appreciation of investments	$124,989,659
Gross tax depreciation of investments	(6,017,635)
Net tax appreciation (depreciation) of investments	$118,972,024

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(418,399,494), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(116,322,394) and $(302,077,100) expire in 2017 and 2018, respectively.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.09	0.05	0.20	0.25	(0.06)	—	(0.06)	$6.28	4.22%	0.88	%(4)	1.83	%(4)	25%	$453,040
2012	$5.80	0.10	0.29	0.39	(0.10)	—	(0.10)	$6.09	6.91%	0.87%		1.84%		56%	$553,916
2011	$5.24	0.08	0.56	0.64	(0.08)	—	(0.08)	$5.80	12.39%	0.87%		1.58%		38%	$629,706
2010	$3.64	0.09	1.60	1.69	(0.09)	—	(0.09)	$5.24	46.68%	0.85%		1.87%		25%	$786,992
2009	$6.48	0.14	(2.76)	(2.62)	(0.14)	(0.08)	(0.22)	$3.64	(41.07)%	0.83%		2.57%		22%	$569,483
2008	$7.55	0.14	(0.85)	(0.71)	(0.15)	(0.21)	(0.36)	$6.48	(9.88)%	0.83%		1.93%		18%	$1,251,631
Institutional Class
2012(3)	$6.10	0.06	0.20	0.26	(0.07)	—	(0.07)	$6.29	4.32%	0.68	%(4)	2.03	%(4)	25%	$53,728
2012	$5.80	0.11	0.30	0.41	(0.11)	—	(0.11)	$6.10	7.29%	0.67%		2.04%		56%	$77,706
2011	$5.24	0.09	0.56	0.65	(0.09)	—	(0.09)	$5.80	12.61%	0.67%		1.78%		38%	$230,853
2010	$3.64	0.10	1.60	1.70	(0.10)	—	(0.10)	$5.24	46.97%	0.65%		2.07%		25%	$243,190
2009	$6.48	0.15	(2.76)	(2.61)	(0.15)	(0.08)	(0.23)	$3.64	(40.95)%	0.63%		2.77%		22%	$275,245
2008	$7.55	0.16	(0.86)	(0.70)	(0.16)	(0.21)	(0.37)	$6.48	(9.70)%	0.63%		2.13%		18%	$540,297

21

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$6.09	0.05	0.20	0.25	(0.06)	—	(0.06)	$6.28	4.09%	1.13	%(4)	1.58	%(4)	25%	$69,109
2012	$5.79	0.09	0.30	0.39	(0.09)	—	(0.09)	$6.09	6.83%	1.12%		1.59%		56%	$75,521
2011	$5.24	0.07	0.55	0.62	(0.07)	—	(0.07)	$5.79	11.92%	1.12%		1.33%		38%	$94,159
2010	$3.64	0.08	1.60	1.68	(0.08)	—	(0.08)	$5.24	46.31%	1.10%		1.62%		25%	$200,408
2009	$6.47	0.12	(2.74)	(2.62)	(0.13)	(0.08)	(0.21)	$3.64	(41.12)%	1.08%		2.32%		22%	$162,957
2008	$7.55	0.12	(0.86)	(0.74)	(0.13)	(0.21)	(0.34)	$6.47	(10.24)%	1.08%		1.68%		18%	$373,078
B Class
2012(3)	$6.11	0.03	0.19	0.22	(0.03)	—	(0.03)	$6.30	3.67%	1.88	%(4)	0.83	%(4)	25%	$1,983
2012	$5.81	0.05	0.29	0.34	(0.04)	—	(0.04)	$6.11	6.01%	1.87%		0.84%		56%	$2,753
2011	$5.26	0.03	0.55	0.58	(0.03)	—	(0.03)	$5.81	11.04%	1.87%		0.58%		38%	$4,743
2010	$3.65	0.04	1.61	1.65	(0.04)	—	(0.04)	$5.26	45.34%	1.85%		0.87%		25%	$5,662
2009	$6.49	0.08	(2.75)	(2.67)	(0.09)	(0.08)	(0.17)	$3.65	(41.58)%	1.83%		1.57%		22%	$5,285
2008	$7.57	0.07	(0.87)	(0.80)	(0.07)	(0.21)	(0.28)	$6.49	(10.88)%	1.83%		0.93%		18%	$12,965
C Class
2012(3)	$6.09	0.02	0.20	0.22	(0.03)	—	(0.03)	$6.28	3.69%	1.88	%(4)	0.83	%(4)	25%	$8,668
2012	$5.80	0.05	0.28	0.33	(0.04)	—	(0.04)	$6.09	5.85%	1.87%		0.84%		56%	$9,232
2011	$5.24	0.03	0.56	0.59	(0.03)	—	(0.03)	$5.80	11.27%	1.87%		0.58%		38%	$10,885
2010	$3.64	0.04	1.60	1.64	(0.04)	—	(0.04)	$5.24	45.19%	1.85%		0.87%		25%	$17,211
2009	$6.47	0.08	(2.74)	(2.66)	(0.09)	(0.08)	(0.17)	$3.64	(41.56)%	1.83%		1.57%		22%	$17,246
2008	$7.55	0.07	(0.87)	(0.80)	(0.07)	(0.21)	(0.28)	$6.47	(10.91)%	1.83%		0.93%		18%	$51,775

22

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$6.10	0.04	0.20	0.24	(0.05)	—	(0.05)	$6.29	3.95%	1.38	%(4)	1.33	%(4)	25%	$5,383
2012	$5.80	0.07	0.30	0.37	(0.07)	—	(0.07)	$6.10	6.55%	1.37%		1.34%		56%	$6,454
2011	$5.24	0.05	0.56	0.61	(0.05)	—	(0.05)	$5.80	11.83%	1.37%		1.08%		38%	$7,058
2010	$3.64	0.06	1.61	1.67	(0.07)	—	(0.07)	$5.24	45.93%	1.35%		1.37%		25%	$14,699
2009	$6.48	0.11	(2.76)	(2.65)	(0.11)	(0.08)	(0.19)	$3.64	(41.36)%	1.33%		2.07%		22%	$9,587
2008	$7.56	0.11	(0.87)	(0.76)	(0.11)	(0.21)	(0.32)	$6.48	(10.45)%	1.33%		1.43%		18%	$16,675

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

23

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

24

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The

25

Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

26

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

27

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76695   1211

SEMIANNUAL REPORT            SEPTEMBER 30, 2012

Mid Cap Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Approval of Management Agreement	24
Additional Information	29

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACMVX	2.23%	25.85%	3.83%	8.43%	3/31/04
Russell Midcap Value Index	—	2.35%	29.28%	1.73%	7.28%	—
Institutional Class	AVUAX	2.34%	26.10%	4.04%	8.89%	8/2/04
A Class(2) No sales charge* With sales charge*	ACLAX	2.10% -3.74%	25.50% 18.32%	3.57% 2.35%	7.33% 6.51%	1/13/05
C Class No sales charge* With sales charge*	ACCLX	1.71% 0.71%	24.55% 24.55%	— —	9.77% 9.77%	3/1/10
R Class	AMVRX	1.97%	25.14%	3.32%	5.94%	7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index does not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Republic Services, Inc.	3.2%
Northern Trust Corp.	2.8%
Imperial Oil Ltd.	2.0%
Tyco International Ltd.	2.0%
CareFusion Corp.	1.9%
Zimmer Holdings, Inc.	1.8%
Applied Materials, Inc.	1.7%
Ralcorp Holdings, Inc.	1.7%
Lowe’s Cos., Inc.	1.7%
Great Plains Energy, Inc.	1.5%

Top Five Industries	% of net assets
Insurance	9.5%
Electric Utilities	7.8%
Health Care Equipment and Supplies	7.4%
Oil, Gas and Consumable Fuels	6.6%
Commercial Services and Supplies	5.7%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.3%
Foreign Common Stocks*	11.8%
Exchange-Traded Funds	1.0%
Total Equity Exposure	98.1%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(0.4)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.30	$5.07	1.00%
Institutional Class	$1,000	$1,023.40	$4.06	0.80%
A Class	$1,000	$1,021.00	$6.33	1.25%
C Class	$1,000	$1,017.10	$10.11	2.00%
R Class	$1,000	$1,019.70	$7.59	1.50%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.06	1.00%
Institutional Class	$1,000	$1,021.06	$4.05	0.80%
A Class	$1,000	$1,018.80	$6.33	1.25%
C Class	$1,000	$1,015.04	$10.10	2.00%
R Class	$1,000	$1,017.55	$7.59	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 97.1%
AEROSPACE AND DEFENSE — 2.9%
General Dynamics Corp.	371,296	$24,550,091
L-3 Communications Holdings, Inc.	144,245	10,343,809
Northrop Grumman Corp.	275,809	18,321,992
Rockwell Collins, Inc.	419,447	22,499,137
		75,715,029
AIRLINES — 1.9%
Japan Airlines Co. Ltd.(1)	527,140	24,654,805
Southwest Airlines Co.	2,677,051	23,477,738
		48,132,543
AUTO COMPONENTS — 0.4%
Autoliv, Inc.	153,371	9,504,401
BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	512,703	22,830,665
CAPITAL MARKETS — 4.8%
Charles Schwab Corp. (The)	2,073,077	26,514,655
Franklin Resources, Inc.	120,134	15,025,159
Northern Trust Corp.	1,563,157	72,553,932
State Street Corp.	200,865	8,428,296
		122,522,042
CHEMICALS — 0.4%
Minerals Technologies, Inc.	142,726	10,123,555
COMMERCIAL BANKS — 5.7%
Comerica, Inc.	872,351	27,086,498
Commerce Bancshares, Inc.	728,226	29,369,355
Cullen/Frost Bankers, Inc.	233,862	13,430,695
KeyCorp	1,638,538	14,320,822
PNC Financial Services Group, Inc.	435,427	27,475,444
SunTrust Banks, Inc.	496,928	14,048,155
Westamerica Bancorp.	448,167	21,086,257
		146,817,226
COMMERCIAL SERVICES AND SUPPLIES — 5.7%
Republic Services, Inc.	3,006,477	82,708,182
Tyco International Ltd.	921,133	51,822,943
Waste Management, Inc.	384,766	12,343,293
		146,874,418
COMPUTERS AND PERIPHERALS — 1.1%
SanDisk Corp.(1)	295,346	12,826,877
Western Digital Corp.	411,447	15,935,342
		28,762,219
CONTAINERS AND PACKAGING — 1.4%
Bemis Co., Inc.	848,228	26,693,735
Sonoco Products Co.	313,878	9,727,079
		36,420,814
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	537,625	$21,720,050
tw telecom, inc., Class A(1)	980,552	25,562,991
		47,283,041
ELECTRIC UTILITIES — 7.8%
Empire District Electric Co. (The)	1,195,140	25,755,267
Great Plains Energy, Inc.	1,778,987	39,600,251
IDACORP, Inc.	326,514	14,128,261
Northeast Utilities	416,002	15,903,756
NV Energy, Inc.	1,115,742	20,094,513
Portland General Electric Co.	674,348	18,234,370
Westar Energy, Inc.	1,095,124	32,481,378
Xcel Energy, Inc.	1,230,981	34,110,484
		200,308,280
ELECTRICAL EQUIPMENT — 1.8%
ABB Ltd. ADR	1,068,302	19,977,247
Brady Corp., Class A	489,665	14,337,391
Emerson Electric Co.	153,244	7,397,088
Rockwell Automation, Inc.	78,772	5,478,593
		47,190,319
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	464,630	10,091,764
TE Connectivity Ltd.	568,144	19,322,577
		29,414,341
ENERGY EQUIPMENT AND SERVICES — 0.4%
Helmerich & Payne, Inc.	231,838	11,037,807
FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	416,648	13,028,583
FOOD PRODUCTS — 5.4%
Campbell Soup Co.	230,973	8,042,480
ConAgra Foods, Inc.	952,993	26,293,077
General Mills, Inc.	550,761	21,947,826
Kellogg Co.	463,597	23,949,421
Kraft Foods Group, Inc.(1)(2)	346,771	15,483,325
Ralcorp Holdings, Inc.(1)	598,333	43,678,309
		139,394,438
GAS UTILITIES — 1.5%
AGL Resources, Inc.	909,965	37,226,668
HEALTH CARE EQUIPMENT AND SUPPLIES — 7.4%
Becton, Dickinson and Co.	358,630	28,173,973
Boston Scientific Corp.(1)	2,636,092	15,131,168
CareFusion Corp.(1)	1,726,234	49,007,783
Medtronic, Inc.	360,832	15,559,076
STERIS Corp.	503,624	17,863,543

8

	Shares	Value
Stryker Corp.	329,856	$18,359,785
Zimmer Holdings, Inc.	693,783	46,913,607
		191,008,935
HEALTH CARE PROVIDERS AND SERVICES — 2.9%
CIGNA Corp.	264,415	12,472,456
Humana, Inc.	110,636	7,761,115
LifePoint Hospitals, Inc.(1)	729,340	31,201,165
Patterson Cos., Inc.	677,024	23,181,302
		74,616,038
HOTELS, RESTAURANTS AND LEISURE — 1.8%
CEC Entertainment, Inc.	622,632	18,753,676
International Game Technology	1,370,900	17,945,081
International Speedway Corp., Class A	257,399	7,302,409
Speedway Motorsports, Inc.	75,000	1,155,000
		45,156,166
HOUSEHOLD DURABLES — 0.3%
Whirlpool Corp.	77,940	6,462,005
HOUSEHOLD PRODUCTS — 1.1%
Clorox Co.	218,156	15,718,140
Kimberly-Clark Corp.	145,084	12,445,305
		28,163,445
INDUSTRIAL CONGLOMERATES — 1.0%
Koninklijke Philips Electronics NV	1,094,214	25,528,098
INSURANCE — 9.5%
ACE Ltd.	290,344	21,950,006
Allstate Corp. (The)	414,834	16,431,575
Aon plc	568,086	29,705,217
Chubb Corp. (The)	444,613	33,915,080
HCC Insurance Holdings, Inc.	1,081,165	36,640,682
Marsh & McLennan Cos., Inc.	894,288	30,343,192
Principal Financial Group, Inc.	364,361	9,815,885
Reinsurance Group of America, Inc.	361,433	20,916,128
Symetra Financial Corp.	639,840	7,870,032
Travelers Cos., Inc. (The)	283,340	19,340,788
Unum Group	937,139	18,011,811
		244,940,396
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	179,025	6,833,384
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Life Technologies Corp.(1)	208,306	10,181,997
MACHINERY — 2.8%
ITT Corp.	1,150,069	$23,173,890
Kaydon Corp.	797,543	17,817,111
Oshkosh Corp.(1)	370,221	10,155,162
Stanley Black & Decker, Inc.	83,538	6,369,773
Woodward, Inc.	394,981	13,421,454
		70,937,390
METALS AND MINING — 1.5%
Newmont Mining Corp.	456,636	25,576,182
Nucor Corp.	330,312	12,637,737
		38,213,919
MULTI-UTILITIES — 1.9%
PG&E Corp.	921,776	39,332,182
Wisconsin Energy Corp.	252,843	9,524,596
		48,856,778
MULTILINE RETAIL — 0.6%
Target Corp.	244,713	15,531,934
OIL, GAS AND CONSUMABLE FUELS — 6.6%
Apache Corp.	181,536	15,697,418
Devon Energy Corp.	397,607	24,055,223
EQT Corp.	490,672	28,949,648
Imperial Oil Ltd.	1,131,774	52,093,148
Murphy Oil Corp.	418,501	22,469,319
Peabody Energy Corp.	370,684	8,262,546
Southwestern Energy Co.(1)	503,640	17,516,599
		169,043,901
PHARMACEUTICALS — 0.3%
Hospira, Inc.(1)	261,784	8,591,751
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
American Tower Corp.	409,996	29,269,615
Annaly Capital Management, Inc.	411,432	6,928,515
HCP, Inc.	228,765	10,175,467
Piedmont Office Realty Trust, Inc., Class A	1,735,827	30,099,240
Weyerhaeuser Co.	333,923	8,728,747
		85,201,584
ROAD AND RAIL — 0.8%
Heartland Express, Inc.	1,485,074	19,840,589
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.2%
Analog Devices, Inc.	274,877	10,772,430
Applied Materials, Inc.	3,991,918	44,569,764
KLA-Tencor Corp.	168,720	8,048,787
Marvell Technology Group Ltd.	1,955,413	17,892,029
Teradyne, Inc.(1)	1,939,349	27,577,543
		108,860,553

9

Shares	Value
SPECIALTY RETAIL — 1.7%
Lowe’s Cos., Inc.	1,415,901	$42,816,846
THRIFTS AND MORTGAGE FINANCE — 2.0%
Capitol Federal Financial, Inc.	2,044,848	24,456,382
People’s United Financial, Inc.	2,246,353	27,270,726
		51,727,108
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc., Class B	738,801	29,909,755
TOTAL COMMON STOCKS (Cost $2,305,007,321)		2,495,008,961
Exchange-Traded Funds — 1.0%
iShares Russell Midcap Value Index Fund (Cost $22,396,146)	528,667	25,756,656
Temporary Cash Investments — 2.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $26,492,613), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $25,959,503)		$25,959,265
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $15,895,707), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $15,575,754)		15,575,559
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $5,292,553), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $5,191,905)		5,191,853
SSgA U.S. Government Money Market Fund	11,391,178	11,391,178
TOTAL TEMPORARY CASH INVESTMENTS (Cost $58,117,855)		58,117,855
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $2,385,521,322)		2,578,883,472
OTHER ASSETS AND LIABILITIES — (0.4)%		(10,279,938)
TOTAL NET ASSETS — 100.0%		$2,568,603,534

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
402,456	CHF for USD	Credit Suisse AG	10/31/12	$428,143	$(983)
145,622,425	JPY for USD	Credit Suisse AG	10/31/12	1,866,442	(7,239)
				$2,294,585	$(8,222)

(Value on Settlement Date $2,302,807)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
66,730,659	CAD for USD	UBS AG	10/31/12	$67,835,058	$206,767
1,677,626	CAD for USD	UBS AG	10/31/12	1,705,391	(18)
16,407,773	CHF for USD	Credit Suisse AG	10/31/12	17,454,999	104,877
17,253,590	EUR for USD	UBS AG	10/31/12	22,178,016	147,439
1,666,816,680	JPY for USD	Credit Suisse AG	10/31/12	21,363,575	68,242
64,970,005	JPY for USD	Credit Suisse AG	10/31/12	832,720	4,071
				$131,369,759	$531,378

(Value on Settlement Date $131,901,137)

10

Geographic Diversification
(as a % of net assets)
United States	86.3%
Switzerland	4.4%
Canada	3.2%
United Kingdom	1.1%
Netherlands	1.0%
Japan	1.0%
Bermuda	0.7%
Sweden	0.4%
Cash and Equivalents*	1.9%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
JPY = Japanese Yen
USD = United States Dollar
(1)	Non-income producing.
(2)	When-issued security.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,385,521,322)	$2,578,883,472
Receivable for investments sold	13,359,738
Receivable for capital shares sold	7,290,109
Unrealized gain on forward foreign currency exchange contracts	531,396
Dividends and interest receivable	5,296,781
2,605,361,496

Liabilities
Payable for investments purchased	28,948,144
Payable for capital shares redeemed	5,640,900
Unrealized loss on forward foreign currency exchange contracts	8,240
Accrued management fees	2,048,560
Distribution and service fees payable	112,118
36,757,962

Net Assets	$2,568,603,534

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,362,352,356
Undistributed net investment income	1,497,673
Undistributed net realized gain	10,871,260
Net unrealized appreciation	193,882,245
$2,568,603,534

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,828,205,439	140,899,254	$12.98
Institutional Class, $0.01 Par Value	$303,461,739	23,383,001	$12.98
A Class, $0.01 Par Value	$361,409,815	27,862,950	$12.97*
C Class, $0.01 Par Value	$19,027,227	1,468,475	$12.96
R Class, $0.01 Par Value	$56,499,314	4,357,751	$12.97

*Maximum offering price $13.76 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $132,516)	$30,295,992
Interest	29,163
30,325,155

Expenses:
Management fees	11,382,523
Distribution and service fees:
A Class	412,692
C Class	80,841
R Class	129,311
Directors’ fees and expenses	53,051
Other expenses	41
12,058,459

Net investment income (loss)	18,266,696

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	11,605,996
Foreign currency transactions	(1,325,143)
10,280,853

Change in net unrealized appreciation (depreciation) on:
Investments	31,187,385
Translation of assets and liabilities in foreign currencies	530,327
31,717,712

Net realized and unrealized gain (loss)	41,998,565

Net Increase (Decrease) in Net Assets Resulting from Operations	$60,265,261

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$18,266,696	$33,485,385
Net realized gain (loss)	10,280,853	73,022,337
Change in net unrealized appreciation (depreciation)	31,717,712	(9,173,295)
Net increase (decrease) in net assets resulting from operations	60,265,261	97,334,427

Distributions to Shareholders
From net investment income:
Investor Class	(21,195,185)	(18,266,763)
Institutional Class	(3,791,492)	(3,268,918)
A Class	(3,798,762)	(2,822,647)
C Class	(122,604)	(57,447)
R Class	(524,224)	(415,298)
From net realized gains:
Investor Class	—	(66,393,627)
Institutional Class	—	(10,468,601)
A Class	—	(12,975,228)
C Class	—	(579,630)
R Class	—	(2,228,639)
Decrease in net assets from distributions	(29,432,267)	(117,476,798)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	278,189,774	512,576,449

Net increase (decrease) in net assets	309,022,768	492,434,078

Net Assets
Beginning of period	2,259,580,766	1,767,146,688
End of period	$2,568,603,534	$2,259,580,766

Undistributed net investment income	$1,497,673	$12,663,244

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in equity securities of medium size companies that management believes to be undervalued at the time of purchase.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

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If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.00% for the Investor Class, A Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 6% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $1,153,041,833 and $887,038,436, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	26,459,274	$331,498,896	50,925,119	$629,158,557
Issued in reinvestment of distributions	1,654,608	20,580,402	7,045,890	82,262,991
Redeemed	(12,824,646)	(161,357,830)	(33,946,718)	(413,311,343)
	15,289,236	190,721,468	24,024,291	298,110,205
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	4,830,567	60,655,333	10,959,261	137,129,146
Issued in reinvestment of distributions	242,028	3,013,626	875,263	10,238,214
Redeemed	(2,060,498)	(25,821,002)	(4,418,001)	(53,874,878)
	3,012,097	37,847,957	7,416,523	93,492,482
A Class/Shares Authorized	100,000,000		100,000,000
Sold	6,481,427	81,420,873	14,668,229	181,220,194
Issued in reinvestment of distributions	296,227	3,676,782	1,310,915	15,282,287
Redeemed	(3,535,100)	(44,432,115)	(7,789,361)	(94,494,556)
	3,242,554	40,665,540	8,189,783	102,007,925
C Class/Shares Authorized	10,000,000		10,000,000
Sold	358,455	4,514,650	833,571	10,307,713
Issued in reinvestment of distributions	8,417	103,511	48,026	557,883
Redeemed	(85,388)	(1,062,959)	(150,453)	(1,822,502)
	281,484	3,555,202	731,144	9,043,094
R Class/Shares Authorized	15,000,000		15,000,000
Sold	859,758	10,755,903	1,963,335	24,313,727
Issued in reinvestment of distributions	42,316	523,920	226,428	2,636,322
Redeemed	(470,173)	(5,880,216)	(1,379,934)	(17,027,306)
	431,901	5,399,607	809,829	9,922,743
Net increase (decrease)	22,257,272	$278,189,774	41,171,570	$512,576,449

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$2,192,648,735	—	—
Foreign Common Stocks	170,174,420	$132,185,806	—
Exchange-Traded Funds	25,756,656	—	—
Temporary Cash Investments	11,391,178	46,726,677	—
Total Value of Investment Securities	$2,399,970,989	$178,912,483	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$523,156	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of September 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $531,396 in unrealized gain on forward foreign currency exchange contracts and a liability of $8,240 in unrealized loss on forward foreign currency exchange contracts. For the six months ended September 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,370,817) in net realized gain (loss) on foreign currency transactions and $533,457 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,427,647,183
Gross tax appreciation of investments	$201,510,721
Gross tax depreciation of investments	(50,274,432)
Net tax appreciation (depreciation) of investments	$151,236,289

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$12.86	0.10	0.18	0.28	(0.16)	—	(0.16)	$12.98	2.23%	1.00	%(4)	1.59	%(4)	39%	$1,828,205
2012	$13.13	0.22	0.28	0.50	(0.16)	(0.61)	(0.77)	$12.86	4.48%	1.01%		1.80%		82%	$1,615,365
2011	$11.41	0.25	1.70	1.95	(0.23)	—	(0.23)	$13.13	17.34%	1.01%		2.07%		71%	$1,334,230
2010	$7.34	0.18	4.03	4.21	(0.14)	—	(0.14)	$11.41	57.68%	1.00%		1.79%		126%	$478,796
2009	$10.66	0.19	(3.32)	(3.13)	(0.19)	—	(0.19)	$7.34	(29.66)%	1.00%		2.10%		173%	$210,960
2008	$13.33	0.16	(1.51)	(1.35)	(0.16)	(1.16)	(1.32)	$10.66	(10.84)%	1.00%		1.25%		206%	$274,918
Institutional Class
2012(3)	$12.86	0.11	0.18	0.29	(0.17)	—	(0.17)	$12.98	2.34%	0.80	%(4)	1.79	%(4)	39%	$303,462
2012	$13.14	0.25	0.27	0.52	(0.19)	(0.61)	(0.80)	$12.86	4.60%	0.81%		2.00%		82%	$262,032
2011	$11.41	0.28	1.70	1.98	(0.25)	—	(0.25)	$13.14	17.66%	0.81%		2.27%		71%	$170,182
2010	$7.34	0.20	4.03	4.23	(0.16)	—	(0.16)	$11.41	58.00%	0.80%		1.99%		126%	$68,487
2009	$10.66	0.21	(3.32)	(3.11)	(0.21)	—	(0.21)	$7.34	(29.52)%	0.80%		2.30%		173%	$17,859
2008	$13.33	0.18	(1.51)	(1.33)	(0.18)	(1.16)	(1.34)	$10.66	(10.67)%	0.80%		1.45%		206%	$17,378

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$12.86	0.08	0.17	0.25	(0.14)	—	(0.14)	$12.97	2.10%	1.25	%(4)	1.34	%(4)	39%		$361,410
2012	$13.13	0.19	0.29	0.48	(0.14)	(0.61)	(0.75)	$12.86	4.19%	1.26%		1.55%		82%		$316,497
2011	$11.41	0.21	1.71	1.92	(0.20)	—	(0.20)	$13.13	17.05%	1.26%		1.82%		71%		$215,813
2010	$7.34	0.15	4.04	4.19	(0.12)	—	(0.12)	$11.41	57.28%	1.25%		1.54%		126%		$75,435
2009	$10.66	0.17	(3.32)	(3.15)	(0.17)	—	(0.17)	$7.34	(29.84)%	1.25%		1.85%		173%		$26,039
2008	$13.33	0.13	(1.51)	(1.38)	(0.13)	(1.16)	(1.29)	$10.66	(11.07)%	1.25%		1.00%		206%		$25,932
C Class
2012(3)	$12.84	0.04	0.17	0.21	(0.09)	—	(0.09)	$12.96	1.71%	2.00	%(4)	0.59	%(4)	39%		$19,027
2012	$13.14	0.11	0.27	0.38	(0.07)	(0.61)	(0.68)	$12.84	3.41%	2.01%		0.80%		82%		$15,242
2011	$11.42	0.13	1.71	1.84	(0.12)	—	(0.12)	$13.14	16.24%	2.01%		1.07%		71%		$5,989
2010(6)	$10.97	0.02	0.43	0.45	—	—	—	$11.42	4.10%	2.00	%(4)	2.07	%(4)	126	%(7)	$51
R Class
2012(3)	$12.85	0.07	0.18	0.25	(0.13)	—	(0.13)	$12.97	1.97%	1.50	%(4)	1.09	%(4)	39%		$56,499
2012	$13.14	0.16	0.28	0.44	(0.12)	(0.61)	(0.73)	$12.85	3.91%	1.51%		1.30%		82%		$50,444
2011	$11.41	0.19	1.71	1.90	(0.17)	—	(0.17)	$13.14	16.85%	1.51%		1.57%		71%		$40,933
2010	$7.34	0.13	4.03	4.16	(0.09)	—	(0.09)	$11.41	56.88%	1.50%		1.29%		126%		$16,611
2009	$10.65	0.15	(3.32)	(3.17)	(0.14)	—	(0.14)	$7.34	(29.95)%	1.50%		1.60%		173%		$3,926
2008	$13.32	0.10	(1.51)	(1.41)	(0.10)	(1.16)	(1.26)	$10.65	(11.30)%	1.50%		0.75%		206%		$3,172

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended September 30, 2012 (unaudited).
(4)	Annualized.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through March 31, 2010.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

25

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

26

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

27

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76697   1211

SEMIANNUAL REPORT      SEPTEMBER 30, 2012

Market Neutral Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Approval of Management Agreement	23
Additional Information	28

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc.  This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report.  However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of September 30, 2012
	Ticker Symbol	6 months(1)	Since Inception(1)	Inception Date
Investor Class	ACVVX	1.84%(2)	5.10%(2)	10/31/11
Barclays U.S. 1-3 Month Treasury Bill Index	—	0.04%	0.05%	—
Institutional Class	ACVKX	1.94%(2)	5.30%(2)	10/31/11
A Class No sales charge* With sales charge*	ACVQX	1.65%(2) -4.20%(2)	4.80%(2) -1.23%(2)	10/31/11
C Class No sales charge* With sales charge*	ACVHX	1.26%(2) 0.26%(2)	4.10%(2) 3.10%(2)	10/31/11
R Class	ACVWX	1.55%(2)	4.60%(2)	10/31/11

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
5.24%	5.04%	5.49%	6.24%	5.74%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. In addition, its investment approach may involve higher volatility and short sales risk. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Long Holdings	% of net assets
HEICO Corp., Class A	4.49%
Hubbell, Inc., Class A	4.20%
National Retail Properties, Inc. (Convertible)	4.14%
iShares Russell 1000 Value Index Fund	3.89%
SBA Communications Corp. (Convertible)	3.75%
Molex, Inc., Class A	3.60%
Annaly Capital Management, Inc. (Convertible)	3.52%
Rush Enterprises, Inc., Class B	3.50%
Unilever NV	2.69%
Royal Dutch Shell plc, Class A, ADR	2.59%

Top Ten Short Holdings	% of net assets
HEICO Corp.	(4.47)%
Hubbell, Inc., Class B	(4.18)%
National Retail Properties, Inc.	(4.10)%
SBA Communications Corp., Class A	(3.76)%
Molex, Inc.	(3.59)%
Annaly Capital Management, Inc.	(3.49)%
Rush Enterprises, Inc., Class A	(3.49)%
Verizon Communications, Inc.	(3.18)%
Unilever plc ADR	(3.06)%
Kinder Morgan Energy Partners LP	(3.05)%

Types of Investments in Portfolio	% of net assets
Common Stocks	69.8%
Convertible Bonds	14.1%
Exchange-Traded Funds	4.9%
Common Stocks Sold Short	(75.7)%
Exchange-Traded Funds Sold Short	(12.9)%
Temporary Cash Investments	12.1%
Other Assets and Liabilities*	87.7%

*Amount relates primarily to deposits with brokers for securities sold short at period end.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,018.40	$23.73	4.69%
Investor Class (before waiver)	$1,000	$1,018.40(2)	$25.25	4.99%
Institutional Class (after waiver)	$1,000	$1,019.40	$22.73	4.49%
Institutional Class (before waiver)	$1,000	$1,019.40(2)	$24.25	4.79%
A Class (after waiver)	$1,000	$1,016.50	$24.97	4.94%
A Class (before waiver)	$1,000	$1,016.50(2)	$26.49	5.24%
C Class (after waiver)	$1,000	$1,012.60	$28.71	5.69%
C Class (before waiver)	$1,000	$1,012.60(2)	$30.22	5.99%
R Class (after waiver)	$1,000	$1,015.50	$26.22	5.19%
R Class (before waiver)	$1,000	$1,015.50(2)	$27.74	5.49%
Hypothetical
Investor Class (after waiver)	$1,000	$1,001.55	$23.53	4.69%
Investor Class (before waiver)	$1,000	$1,000.05	$25.02	4.99%
Institutional Class (after waiver)	$1,000	$1,002.56	$22.54	4.49%
Institutional Class (before waiver)	$1,000	$1,001.05	$24.03	4.79%
A Class (after waiver)	$1,000	$1,000.30	$24.77	4.94%
A Class (before waiver)	$1,000	$998.80	$26.26	5.24%
C Class (after waiver)	$1,000	$996.54	$28.48	5.69%
C Class (before waiver)	$1,000	$995.04	$29.96	5.99%
R Class (after waiver)	$1,000	$999.05	$26.01	5.19%
R Class (before waiver)	$1,000	$997.54	$27.49	5.49%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 69.8%
AEROSPACE AND DEFENSE — 6.9%
General Dynamics Corp.(1)	854	$56,467
HEICO Corp., Class A(1)	9,765	297,930
Northrop Grumman Corp.(1)	708	47,032
Rockwell Collins, Inc.(1)	1,027	55,088
		456,517
AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B(1)	1,074	76,866
AIRLINES — 1.0%
Japan Airlines Co. Ltd.(2)	1,446	67,631
AUTOMOBILES — 0.5%
Honda Motor Co. Ltd. ADR	414	12,792
Toyota Motor Corp. ADR(1)	266	20,884
		33,676
CAPITAL MARKETS — 1.9%
Charles Schwab Corp. (The)(1)	5,238	66,994
Northern Trust Corp.(1)	1,355	62,892
		129,886
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.(1)	922	76,250
E.I. du Pont de Nemours & Co.(1)	938	47,153
		123,403
COMMERCIAL BANKS — 1.6%
Cullen/Frost Bankers, Inc.(1)	764	43,877
KeyCorp(1)	7,192	62,858
		106,735
COMMERCIAL SERVICES AND SUPPLIES — 3.6%
ADT Corp. (The)(2)(3)	1,536	55,296
Republic Services, Inc.(1)	4,733	130,205
Tyco International Ltd.(3)	1,952	53,485
		238,986
COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.(1)	1,408	26,879
COMPUTERS AND PERIPHERALS — 0.3%
NetApp, Inc.(2)	598	19,662
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.(1)	1,444	54,439
tw telecom, inc., Class A(1)(2)	2,174	56,676
		111,115
ELECTRIC UTILITIES — 1.8%
Great Plains Energy, Inc.(1)	1,714	$38,153
NV Energy, Inc.(1)	3,091	55,669
Xcel Energy, Inc.(1)	1,059	29,345
		123,167
ELECTRICAL EQUIPMENT — 5.8%
Brady Corp., Class A(1)	3,222	94,340
Hubbell, Inc., Class A(1)	3,762	278,652
Rockwell Automation, Inc.	171	11,893
		384,885
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.7%
AVX Corp.(1)	7,565	72,548
Molex, Inc., Class A(1)	11,007	239,072
		311,620
ENERGY EQUIPMENT AND SERVICES — 0.9%
Schlumberger Ltd.	803	58,081
FOOD PRODUCTS — 4.1%
Ralcorp Holdings, Inc.(1)(2)	1,287	93,951
Unilever NV(1)	5,023	178,216
		272,167
GAS UTILITIES — 1.2%
AGL Resources, Inc.(1)	1,926	78,793
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.2%
Boston Scientific Corp.(1)(2)	6,058	34,773
CareFusion Corp.(1)(2)	1,971	55,957
Stryker Corp.(1)	546	30,390
Zimmer Holdings, Inc.(1)	401	27,116
		148,236
HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co. (The)(1)	1,130	78,377
INDUSTRIAL CONGLOMERATES — 0.4%
Koninklijke Philips Electronics NV(1)	1,272	29,828
INSURANCE — 1.7%
Chubb Corp. (The)(1)	621	47,370
MetLife, Inc.(1)	1,894	65,267
		112,637
MACHINERY — 0.9%
ITT Corp.	975	19,646
Woodward, Inc.(1)	1,280	43,495
		63,141
MEDIA — 0.9%
Time Warner Cable, Inc.(1)	626	59,508

8

	Shares	Value
MULTI-UTILITIES — 1.1%
PG&E Corp.(1)	1,663	$70,960
MULTILINE RETAIL — 0.8%
Nordstrom, Inc.	389	21,465
Target Corp.(1)	475	30,148
		51,613
OIL, GAS AND CONSUMABLE FUELS — 8.4%
Apache Corp.	350	30,264
EQT Midstream Partners LP(1)(2)	3,406	98,093
Kinder Morgan Management LLC(1)(2)	1,794	137,062
PAA Natural Gas Storage LP(1)	3,159	62,864
Royal Dutch Shell plc, Class A, ADR(1)	2,481	172,206
Total SA ADR(1)	1,109	55,561
		556,050
PHARMACEUTICALS — 2.8%
Johnson & Johnson(1)	876	60,365
Mylan, Inc.(1)(2)	1,149	28,036
Pfizer, Inc.(1)	1,166	28,975
Teva Pharmaceutical Industries Ltd. ADR(1)	1,644	68,078
		185,454
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Piedmont Office Realty Trust, Inc., Class A(1)	8,381	145,327
Public Storage	202	28,112
		173,439
ROAD AND RAIL — 0.3%
Heartland Express, Inc.	1,336	17,849
THRIFTS AND MORTGAGE FINANCE — 0.9%
Capitol Federal Financial, Inc.(1)	4,765	56,989
TRADING COMPANIES AND DISTRIBUTORS — 3.5%
Rush Enterprises, Inc., Class B(2)	13,801	231,995
WIRELESS TELECOMMUNICATION SERVICES — 2.7%
Rogers Communications, Inc., B Shares(1)	956	38,622
Telephone & Data Systems, Inc.(1)	1,654	42,359
Vodafone Group plc ADR(1)	3,487	99,362
		180,343
TOTAL COMMON STOCKS (Cost $4,361,963)		4,636,488

	Principal Amount/ Shares	Value
Convertible Bonds — 14.1%
COMMUNICATIONS EQUIPMENT — 3.8%
SBA Communications Corp., 1.875%, 5/1/13	$163,000	$248,575
PAPER AND FOREST PRODUCTS — 1.7%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(1)	74,000	111,647
REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.6%
Annaly Capital Management, Inc., 4.00%, 2/15/15(1)	183,000	233,439
Host Hotels & Resorts LP, 3.25%, 4/15/24(1)(4)	57,000	65,016
National Retail Properties, Inc., 3.95%, 9/15/26(1)	211,000	274,828
		573,283
TOTAL CONVERTIBLE BONDS (Cost $852,687)		933,505
Exchange-Traded Funds(1) — 4.9%
iShares Russell 1000 Value Index Fund	3,574	257,971
Market Vectors Gold Miners	696	37,382
Market Vectors Pharmaceutical ETF(2)	678	27,798
TOTAL EXCHANGE-TRADED FUNDS (Cost $298,881)		323,151
Temporary Cash Investments — 12.1%
SSgA U.S. Government Money Market Fund (Cost $805,086)	805,086	805,086
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 100.9% (Cost $6,318,617)		6,698,230
Securities Sold Short — (88.6)%
Common Stocks Sold Short — (75.7)%
AEROSPACE AND DEFENSE — (6.9)%
Boeing Co. (The)	(810)	(56,392)
HEICO Corp.	(7,674)	(296,907)
Lockheed Martin Corp.	(503)	(46,970)
Raytheon Co.	(965)	(55,160)
		(455,429)
AIR FREIGHT AND LOGISTICS — (1.1)%
FedEx Corp.	(899)	(76,073)
AUTOMOBILES — (0.5)%
General Motors Co.	(1,477)	(33,602)
BIOTECHNOLOGY — (1.3)%
Amgen, Inc.	(1,043)	(87,946)

9

	Shares	Value
CAPITAL MARKETS — (2.0)%
Ameriprise Financial, Inc.	(1,189)	$(67,404)
BlackRock, Inc.	(353)	(62,940)
		(130,344)
CHEMICALS — (1.9)%
Dow Chemical Co. (The)	(1,637)	(47,408)
Praxair, Inc.	(733)	(76,144)
		(123,552)
COMMERCIAL BANKS — (2.5)%
Fifth Third Bancorp.	(4,103)	(63,638)
Wells Fargo & Co.	(2,936)	(101,380)
		(165,018)
COMMERCIAL SERVICES AND SUPPLIES — (2.0)%
Waste Management, Inc.	(4,052)	(129,988)
COMPUTERS AND PERIPHERALS — (0.3)%
EMC Corp.	(721)	(19,662)
DIVERSIFIED TELECOMMUNICATION SERVICES — (3.7)%
BCE, Inc.	(870)	(38,228)
Verizon Communications, Inc.	(4,631)	(211,034)
		(249,262)
ELECTRIC UTILITIES — (2.3)%
Southern Co. (The)	(3,275)	(150,945)
ELECTRICAL EQUIPMENT — (4.2)%
Hubbell, Inc., Class B	(3,434)	(277,261)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (3.6)%
Molex, Inc.	(9,070)	(238,360)
ENERGY EQUIPMENT AND SERVICES — (0.9)%
Halliburton Co.	(1,741)	(58,654)
FOOD AND STAPLES RETAILING — (0.4)%
Wal-Mart Stores, Inc.	(398)	(29,372)
FOOD PRODUCTS — (3.3)%
Sanderson Farms, Inc.	(362)	(16,062)
Unilever plc ADR	(5,556)	(202,905)
		(218,967)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.8)%
Baxter International, Inc.	(476)	(28,684)
Covidien plc	(471)	(27,987)
		(56,671)
HOUSEHOLD PRODUCTS — (0.8)%
Kimberly-Clark Corp.	(634)	(54,385)
INSURANCE — (1.7)%
Berkshire Hathaway, Inc., Class B	(535)	(47,187)
Prudential Financial, Inc.	(1,204)	(65,630)
		(112,817)
MACHINERY — (1.9)%
Deere & Co.	(1,385)	(114,249)
Parker Hannifin Corp.	(142)	(11,868)
		(126,117)
MEDIA — (0.9)%
Comcast Corp., Class A	(1,684)	(60,237)
MULTILINE RETAIL — (1.2)%
Macy’s, Inc.	(574)	(21,594)
Sears Holdings Corp.	(1,091)	(60,539)
		(82,133)
OIL, GAS AND CONSUMABLE FUELS — (8.3)%
ConocoPhillips	(1,502)	(85,884)
Kinder Morgan Energy Partners LP	(2,457)	(202,703)
Plains All American Pipeline LP	(1,055)	(93,051)
Royal Dutch Shell plc, Class B, ADR	(2,411)	(171,904)
		(553,542)
PHARMACEUTICALS — (1.4)%
Watson Pharmaceuticals, Inc.	(1,130)	(96,231)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (12.9)%
Annaly Capital Management, Inc.	(13,773)	(231,937)
Equity Residential	(492)	(28,305)
Government Properties Income Trust	(6,243)	(146,086)
Host Hotels & Resorts, Inc.	(3,987)	(63,991)
National Retail Properties, Inc.	(8,932)	(272,426)
Rayonier, Inc.	(2,277)	(111,596)
		(854,341)
ROAD AND RAIL — (1.0)%
CSX Corp.	(2,246)	(46,604)
Werner Enterprises, Inc.	(843)	(18,015)
		(64,619)
TRADING COMPANIES AND DISTRIBUTORS — (3.5)%
Rush Enterprises, Inc., Class A	(12,027)	(231,640)
WIRELESS TELECOMMUNICATION SERVICES — (4.4)%
SBA Communications Corp., Class A	(3,964)	(249,335)
United States Cellular Corp.	(1,076)	(42,104)
		(291,439)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,816,507)		(5,028,607)

10

	Shares	Value
Exchange-Traded Funds Sold Short — (12.9)%
Consumer Staples Select Sector SPDR Fund	(2,145)	$(76,855)
Industrial Select Sector SPDR Fund	(3,748)	(136,952)
iShares Dow Jones US Medical Devices Index Fund	(1,791)	(123,131)
iShares MSCI Japan Index Fund	(7,010)	(64,212)
iShares Russell 1000 Growth Index Fund	(2,883)	(192,296)
SPDR Gold Shares	(216)	(37,157)
Technology Select Sector SPDR Fund	(3,235)	$(99,735)
Utilities Select Sector SPDR Fund	(3,412)	(124,197)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $834,038)		(854,535)
TOTAL SECURITIES SOLD SHORT — (88.6)% (Proceeds $5,650,545)		(5,883,142)
OTHER ASSETS AND LIABILITIES — 87.7%		5,821,807
TOTAL NET ASSETS — 100.0%		$6,636,895

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
326	CAD for USD	UBS AG	10/31/12	$331	$1
147	CAD for USD	UBS AG	10/31/12	150	—
82,542	JPY for USD	Credit Suisse AG	10/31/12	1,058	(4)
77,006	JPY for USD	Credit Suisse AG	10/31/12	987	(5)
				$2,526	$(8)
(Value on Settlement Date $2,534)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
473	CAD for USD	UBS AG	10/31/12	$481	$1
113	CAD for USD	UBS AG	10/31/12	114	—
59,301	EUR for USD	UBS AG	10/31/12	76,227	507
54,650	GBP for USD	Credit Suisse AG	10/31/12	88,241	497
1,250	GBP for USD	Credit Suisse AG	10/31/12	2,019	2
2,561,033	JPY for USD	Credit Suisse AG	10/31/12	32,825	105
				$199,907	$1,112
(Value on Settlement Date $201,019)

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
ETF = Exchange-Traded Fund
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MSCI = Morgan Stanley Capital International
SPDR = Standard & Poor’s Depositary Receipts
USD = United States Dollar
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $4,356,212.

(2)	Non-income producing.
(3)	When-issued security.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $65,016, which represented 1.0% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,318,617)	$6,698,230
Deposits with broker for securities sold short	5,937,068
Receivable for investments sold	221,682
Receivable for capital shares sold	10,199
Unrealized gain on forward foreign currency exchange contracts	1,113
Dividends and interest receivable	11,911
12,880,203

Liabilities
Securities sold short, at value (proceeds of $5,650,545)	5,883,142
Payable for investments purchased	333,878
Unrealized loss on forward foreign currency exchange contracts	9
Accrued management fees	8,158
Distribution and service fees payable	769
Dividend expense payable on securities sold short	17,247
Broker fees and charges payable on securities sold short	105
6,243,308

Net Assets	$6,636,895

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,406,036
Accumulated net investment loss	(69,392)
Undistributed net realized gain	152,130
Net unrealized appreciation	148,121
$6,636,895

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$4,417,879	420,548	$10.51
Institutional Class, $0.01 Par Value	$421,002	40,000	$10.53
A Class, $0.01 Par Value	$857,695	81,824	$10.48*
C Class, $0.01 Par Value	$522,007	50,143	$10.41
R Class, $0.01 Par Value	$418,312	40,000	$10.46

*	Maximum offering price $11.12 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $570)	$56,369
Interest	8,481
64,850

Expenses:
Dividend expense on securities sold short	74,608
Broker fees and charges on securities sold short	11,264
Management fees	52,208
Distribution and service fees:
A Class	821
C Class	2,474
R Class	1,030
Directors’ fees and expenses	146
142,551
Fees waived	(8,309)
134,242

Net investment income (loss)	(69,392)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	204,539
Securities sold short transactions	(76,896)
Foreign currency transactions	(4,247)
123,396

Change in net unrealized appreciation (depreciation) on:
Investments	68,084
Securities sold short	(19,767)
Translation of assets and liabilities in foreign currencies	1,773
50,090

Net realized and unrealized gain (loss)	173,486

Net Increase (Decrease) in Net Assets Resulting from Operations	$104,094

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012(1)
Operations
Net investment income (loss)	$(69,392)	$(47,722)
Net realized gain (loss)	123,396	74,676
Change in net unrealized appreciation (depreciation)	50,090	98,031
Net increase (decrease) in net assets resulting from operations	104,094	124,985

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,746,500	4,661,316

Net increase (decrease) in net assets	1,850,594	4,786,301

Net Assets
Beginning of period	4,786,301	—
End of period	$6,636,895	$4,786,301

Accumulated net investment loss	$(69,392)	—

(1)	October 31, 2011 (fund inception) through March 31, 2012.

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Market Neutral Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth, independent of equity market conditions. The fund buys, or takes long positions in, equity securities that have been identified as undervalued. The fund takes short positions in equity securities that have been identified as overvalued. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on October 31, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

15

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short —The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, when-issued securities and short sales. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

16

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.90% for the Investor Class, A Class, C Class and R Class and 1.70% for the Institutional Class. During the six months ended September 30, 2012, the investment advisor voluntarily agreed to waive 0.30% of its management fee. The investment advisor expects the fee waiver to continue through July 31, 2013, and cannot terminate it without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended September 30, 2012 was $5,343, $621, $985, $742 and $618 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended September 30, 2012 was 1.60% for the Investor Class, A Class, C Class and R Class and 1.40% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

17

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM and the fund’s portfolio managers own 25% and 33%, respectively, of the outstanding shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended September 30, 2012 were $13,466,751 and $13,870,856, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Period ended March 31, 2012(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	137,700	$1,430,213	363,789	$3,667,749
Redeemed	(19,335)	(198,831)	(61,606)	(625,965)
	118,365	1,231,382	302,183	3,041,784
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	40,000	400,000
A Class/Shares Authorized	50,000,000		50,000,000
Sold	39,908	411,118	41,916	419,532
C Class/Shares Authorized	50,000,000		50,000,000
Sold	10,143	104,000	40,000	400,000
R Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	40,000	400,000
Net increase (decrease)	168,416	$1,746,500	464,099	$4,661,316

(1)	October 31, 2011 (fund inception) through March 31, 2012.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

18

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$3,839,823	—	—
Foreign Common Stocks	729,034	$67,631	—
Convertible Bonds	—	933,505	—
Exchange-Traded Funds	323,151	—	—
Temporary Cash Investments	805,086	—	—
Total Value of Investment Securities	$5,697,094	$1,001,136	—

Securities Sold Short
Domestic Common Stocks	$(4,587,583)	—	—
Foreign Common Stocks	(441,024)	—	—
Exchange-Traded Funds	(854,535)	—	—
Total Value of Securities Sold Short	$(5,883,142)	—	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$1,104	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

The value of foreign currency risk derivative instruments as of September 30, 2012, is disclosed on the Statement of Assets and Liabilities as an asset of $1,113 in unrealized gain on forward foreign currency exchange contracts and a liability of $9 in unrealized loss on forward foreign currency exchange contracts. For the six months ended September 30, 2012, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(4,248) in net realized gain (loss) on foreign currency transactions and $1,774 in change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies.

19

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,457,381
Gross tax appreciation of investments	$275,325
Gross tax depreciation of investments	(34,476)
Net tax appreciation (depreciation) of investments	$240,849
Net tax appreciation (depreciation) on securities sold short	$(252,092)
Net tax appreciation (depreciation)	$(11,243)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Operating Expenses (before expense waiver)(3)		Operating Expenses (excluding expenses on securities sold short)(3)		Net Investment Income (Loss)		Net Investment Income (Loss) (before expense waiver)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(4)	$10.32	(0.12)	0.31	0.19	$10.51	1.84%	4.69	%(5)	4.99	%(5)	1.60	%(5)	(2.36	)%(5)	(2.66	)%(5)	279%	$4,418
2012(6)	$10.00	(0.11)	0.43	0.32	$10.32	3.20%	4.92	%(5)	5.22	%(5)	1.61	%(5)	(2.49	)%(5)	(2.79	)%(5)	292%	$3,118
Institutional Class
2012(4)	$10.33	(0.11)	0.31	0.20	$10.53	1.94%	4.49	%(5)	4.79	%(5)	1.40	%(5)	(2.16	)%(5)	(2.46	)%(5)	279%	$421
2012(6)	$10.00	(0.09)	0.42	0.33	$10.33	3.30%	4.72	%(5)	5.02	%(5)	1.41	%(5)	(2.29	)%(5)	(2.59	)%(5)	292%	$413
A Class
2012(4)	$10.31	(0.14)	0.31	0.17	$10.48	1.65%	4.94	%(5)	5.24	%(5)	1.85	%(5)	(2.61	)%(5)	(2.91	)%(5)	279%	$858
2012(6)	$10.00	(0.11)	0.42	0.31	$10.31	3.10%	5.17	%(5)	5.47	%(5)	1.86	%(5)	(2.74	)%(5)	(3.04	)%(5)	292%	$432
C Class
2012(4)	$10.28	(0.17)	0.30	0.13	$10.41	1.26%	5.69	%(5)	5.99	%(5)	2.60	%(5)	(3.36	)%(5)	(3.66	)%(5)	279%	$522
2012(6)	$10.00	(0.14)	0.42	0.28	$10.28	2.80%	5.92	%(5)	6.22	%(5)	2.61	%(5)	(3.49	)%(5)	(3.79	)%(5)	292%	$411
R Class
2012(4)	$10.30	(0.14)	0.30	0.16	$10.46	1.55%	5.19	%(5)	5.49	%(5)	2.10	%(5)	(2.86	)%(5)	(3.16	)%(5)	279%	$418
2012(6)	$10.00	(0.12)	0.42	0.30	$10.30	3.00%	5.42	%(5)	5.72	%(5)	2.11	%(5)	(2.99	)%(5)	(3.29	)%(5)	292%	$412

21

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended September 30, 2012 (unaudited).

(5)	Annualized.

(6)	October 31, 2011 (fund inception) through March 31, 2012.

See Notes to Financial Statements.

22

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

23

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

24

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

25

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

26

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76696   1211

SEMIANNUAL REPORT                     SEPTEMBER 30, 2012

Small Cap Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22
Approval of Management Agreement	25
Additional Information	30

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc.  This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report.  However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ASVIX	0.85%	28.45%	4.17%	10.78%	10.93%	7/31/98
Russell 2000 Value Index	—	2.49%	32.63%	1.35%	9.68%	7.68%	—
Institutional Class	ACVIX	0.87%	28.57%	4.37%	10.98%	11.62%	10/26/98
A Class(2) No sales charge* With sales charge*	ACSCX	0.67% -5.09%	28.12% 20.82%	3.92% 2.70%	10.49% 9.84%	11.73% 11.21%	12/31/99
C Class No sales charge* With sales charge*	ASVNX	0.21% -0.79%	27.06% 27.06%	— —	— —	7.86% 7.86%	3/1/10
R Class	ASVRX	0.49%	27.76%	—	—	8.42%	3/1/10

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.45%	1.25%	1.70%	2.45%	1.95%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Aspen Insurance Holdings Ltd., Series AHL, 5.625% (Convertible)	1.4%
Young Innovations, Inc.	1.3%
HCC Insurance Holdings, Inc.	1.2%
DST Systems, Inc.	1.1%
BankUnited, Inc.	1.0%
American Science & Engineering, Inc.	1.0%
iShares Russell 2000 Index Fund	0.9%
Great Plains Energy, Inc.	0.8%
iShares Russell 2000 Value Index Fund	0.8%
Websense, Inc.	0.7%

Top Five Industries	% of net assets
Commercial Banks	10.5%
Real Estate Investment Trusts (REITs)	9.7%
Insurance	6.7%
Oil, Gas and Consumable Fuels	5.5%
Machinery	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.6%
Convertible Preferred Stocks	2.3%
Exchange-Traded Funds	1.7%
Preferred Stocks	0.5%
Total Equity Exposure	98.1%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	—*

*	Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,008.50	$6.29	1.25%
Institutional Class	$1,000	$1,008.70	$5.29	1.05%
A Class	$1,000	$1,006.70	$7.55	1.50%
C Class	$1,000	$1,002.10	$11.29	2.25%
R Class	$1,000	$1,004.90	$8.80	1.75%
Hypothetical
Investor Class	$1,000	$1,018.80	$6.33	1.25%
Institutional Class	$1,000	$1,019.80	$5.32	1.05%
A Class	$1,000	$1,017.55	$7.59	1.50%
C Class	$1,000	$1,013.79	$11.36	2.25%
R Class	$1,000	$1,016.30	$8.85	1.75%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 93.6%
AEROSPACE AND DEFENSE — 2.3%
AAR Corp.	128,620	$2,111,941
Aerovironment, Inc.(1)	180,000	4,224,600
American Science & Engineering, Inc.	275,000	18,042,750
Curtiss-Wright Corp.	130,000	4,251,000
Moog, Inc., Class A(1)	108,832	4,121,468
National Presto Industries, Inc.	35,000	2,550,800
Orbital Sciences Corp.(1)	179,791	2,617,757
Teledyne Technologies, Inc.(1)	58,311	3,696,334
		41,616,650
AIR FREIGHT AND LOGISTICS — 0.2%
UTi Worldwide, Inc.	205,000	2,761,350
AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	175,000	6,135,500
JetBlue Airways Corp.(1)	765,000	3,664,350
		9,799,850
AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc.(1)	650,000	7,325,500
Cooper Tire & Rubber Co.	120,000	2,301,600
Dana Holding Corp.	845,000	10,393,500
Lear Corp.	180,000	6,802,200
Standard Motor Products, Inc.	245,000	4,512,900
		31,335,700
BUILDING PRODUCTS — 0.2%
Apogee Enterprises, Inc.	90,000	1,765,800
Quanex Building Products Corp.	140,000	2,637,600
		4,403,400
CAPITAL MARKETS — 2.5%
Apollo Investment Corp.	930,000	7,319,100
Ares Capital Corp.	160,000	2,742,400
BlackRock Kelso Capital Corp.	295,000	2,867,400
Fifth Street Finance Corp.	240,000	2,635,200
Hercules Technology Growth Capital, Inc.	255,000	2,807,550
Janus Capital Group, Inc.	805,000	7,599,200
PennantPark Investment Corp.	795,000	8,434,950
Solar Capital Ltd.	165,000	3,781,800
Stifel Financial Corp.(1)	85,000	$2,856,000
Waddell & Reed Financial, Inc.	140,000	4,587,800
		45,631,400
CHEMICALS — 2.5%
A. Schulman, Inc.	75,368	1,795,266
Hawkins, Inc.	140,000	5,817,000
Innophos Holdings, Inc.	120,000	5,818,800
Intrepid Potash, Inc.(1)	320,000	6,873,600
Kraton Performance Polymers, Inc.(1)	90,000	2,349,000
Minerals Technologies, Inc.	65,000	4,610,450
Olin Corp.	84,098	1,827,449
OM Group, Inc.(1)	125,000	2,317,500
Sensient Technologies Corp.	70,000	2,573,200
Tredegar Corp.	260,000	4,612,400
W.R. Grace & Co.(1)	105,000	6,203,400
		44,798,065
COMMERCIAL BANKS — 10.5%
American National Bankshares, Inc.	305,000	6,889,950
BancorpSouth, Inc.	235,000	3,463,900
BankUnited, Inc.	745,000	18,334,450
BOK Financial Corp.	100,000	5,910,000
Boston Private Financial Holdings, Inc.	580,000	5,562,200
Cathay General Bancorp.	340,000	5,868,400
City National Corp.	90,000	4,635,900
Commerce Bancshares, Inc.	210,000	8,469,300
Community Bank System, Inc.	255,000	7,188,450
Cullen/Frost Bankers, Inc.	145,000	8,327,350
CVB Financial Corp.	255,000	3,044,700
F.N.B. Corp.	410,000	4,596,100
First Financial Bancorp.	105,000	1,775,550
First Horizon National Corp.	760,000	7,318,800
First Interstate Bancsystem, Inc.	295,000	4,413,200
First Midwest Bancorp., Inc.	220,000	2,761,000
First Niagara Financial Group, Inc.	785,000	6,350,650
Fulton Financial Corp.	825,000	8,134,500
Hancock Holding Co.	118,726	3,674,570
Heritage Financial Corp.	460,000	6,913,800
Lakeland Financial Corp.	240,000	6,624,000
MB Financial, Inc.	135,000	2,666,250
National Bankshares, Inc.	205,000	6,806,000

8

	Shares	Value
Old National Bancorp.	225,000	$3,062,250
Pacific Continental Corp.	465,000	4,152,450
Park Sterling Corp.(1)	1,050,000	5,187,000
Popular, Inc.(1)	465,000	8,104,950
Susquehanna Bancshares, Inc.	590,000	6,171,400
TCF Financial Corp.	510,000	6,089,400
Trico Bancshares	230,000	3,801,900
Trustmark Corp.	170,000	4,137,800
Umpqua Holdings Corp.	210,000	2,706,900
United Bankshares, Inc.	155,000	3,861,050
Washington Banking Co.	275,000	3,896,750
		190,900,870
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
Brink’s Co. (The)	135,000	3,468,150
Metalico, Inc.(1)	950,000	2,432,000
SYKES Enterprises, Inc.(1)	510,000	6,854,400
US Ecology, Inc.	95,000	2,050,100
		14,804,650
COMMUNICATIONS EQUIPMENT — 1.1%
Bel Fuse, Inc., Class B	365,000	6,818,200
Finisar Corp.(1)	315,000	4,504,500
Netgear, Inc.(1)	70,000	2,669,800
Oplink Communications, Inc.(1)	110,000	1,819,400
Polycom, Inc.(1)	365,000	3,602,550
		19,414,450
CONSTRUCTION AND ENGINEERING — 0.9%
EMCOR Group, Inc.	200,000	5,708,000
Granite Construction, Inc.	230,000	6,605,600
Pike Electric Corp.(1)	529,775	4,211,711
		16,525,311
CONSTRUCTION MATERIALS — 0.1%
Texas Industries, Inc.	60,000	2,439,000
CONTAINERS AND PACKAGING — 1.1%
Bemis Co., Inc.	230,000	7,238,100
Graphic Packaging Holding Co.(1)	1,425,000	8,279,250
Silgan Holdings, Inc.	105,000	4,568,550
		20,085,900
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	60,000	2,886,600
DIVERSIFIED CONSUMER SERVICES — 0.5%
Sotheby’s	280,000	8,820,000
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Compass Diversified Holdings	195,000	2,882,100
ELECTRIC UTILITIES — 3.5%
El Paso Electric Co.	240,000	8,220,000
Empire District Electric Co. (The)	115,000	2,478,250
Great Plains Energy, Inc.	660,000	14,691,600
IDACORP, Inc.	195,000	8,437,650
NV Energy, Inc.	155,000	2,791,550
PNM Resources, Inc.	210,000	4,416,300
Portland General Electric Co.	275,000	7,436,000
Unitil Corp.	70,000	1,905,400
UNS Energy Corp.	130,000	5,441,800
Westar Energy, Inc.	245,000	7,266,700
		63,085,250
ELECTRICAL EQUIPMENT — 0.8%
Belden, Inc.	80,000	2,950,400
Encore Wire Corp.	250,000	7,315,000
II-VI, Inc.(1)	143,461	2,728,628
LSI Industries, Inc.	240,000	1,617,600
		14,611,628
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.0%
Coherent, Inc.(1)	120,000	5,503,200
Electro Scientific Industries, Inc.	200,000	2,444,000
FLIR Systems, Inc.	420,000	8,389,500
Ingram Micro, Inc. Class A(1)	420,000	6,396,600
IPG Photonics Corp.(1)	130,000	7,449,000
Littelfuse, Inc.	185,000	10,459,900
Methode Electronics, Inc.	465,000	4,515,150
Park Electrochemical Corp.	325,000	8,069,750
Plexus Corp.(1)	60,000	1,817,400
		55,044,500
ENERGY EQUIPMENT AND SERVICES — 2.0%
Bristow Group, Inc.	125,000	6,318,750
Heckmann Corp.(1)	1,085,000	4,557,000
Helix Energy Solutions Group, Inc.(1)	245,000	4,476,150
Hornbeck Offshore Services, Inc.(1)	155,000	5,680,750
Key Energy Services, Inc.(1)	1,050,000	7,350,000
Tetra Technologies, Inc.(1)	855,000	5,172,750
Unit Corp.(1)	65,000	2,697,500
		36,252,900
FOOD AND STAPLES RETAILING — 0.8%
Harris Teeter Supermarkets, Inc.	30,000	1,165,200
Village Super Market, Inc., Class A	128,531	4,724,800
Weis Markets, Inc.	195,000	8,254,350
		14,144,350

9

Shares	Value
FOOD PRODUCTS — 1.1%
Dole Food Co., Inc.(1)	195,000	$2,735,850
J&J Snack Foods Corp.	110,000	6,306,300
Ralcorp Holdings, Inc.(1)	100,000	7,300,000
Snyders-Lance, Inc.	120,000	3,000,000
		19,342,150
GAS UTILITIES — 0.9%
Laclede Group, Inc. (The)	100,000	4,300,000
South Jersey Industries, Inc.	80,000	4,234,400
Southwest Gas Corp.	165,000	7,293,000
		15,827,400
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.6%
Cutera, Inc.(1)	240,000	1,792,800
ICU Medical, Inc.(1)	75,000	4,536,000
Integra LifeSciences Holdings Corp.(1)	110,000	4,521,000
Orthofix International NV(1)	165,000	7,383,750
Utah Medical Products, Inc.	165,000	5,608,350
Young Innovations, Inc.(2)	615,000	24,046,500
		47,888,400
HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Amsurg Corp.(1)	95,000	2,696,100
Health Management Associates, Inc., Class A(1)	440,000	3,691,600
HealthSouth Corp.(1)	320,000	7,699,200
LifePoint Hospitals, Inc.(1)	110,000	4,705,800
Magellan Health Services, Inc.(1)	75,000	3,870,750
National Healthcare Corp.	110,000	5,251,400
Owens & Minor, Inc.	267,256	7,985,609
PSS World Medical, Inc.(1)	160,000	3,644,800
U.S. Physical Therapy, Inc.	35,000	967,050
VCA Antech, Inc.(1)	315,000	6,214,950
		46,727,259
HOTELS, RESTAURANTS AND LEISURE — 0.9%
Bob Evans Farms, Inc.	75,000	2,934,750
CEC Entertainment, Inc.	105,000	3,162,600
Jack in the Box, Inc.(1)	95,000	2,670,450
Vail Resorts, Inc.	35,000	2,017,750
WMS Industries, Inc.(1)	295,000	4,832,100
		15,617,650
HOUSEHOLD DURABLES — 1.7%
Cavco Industries, Inc.(1)	125,000	5,736,250
CSS Industries, Inc.	280,000	5,754,000
Helen of Troy Ltd.(1)	95,000	3,023,850
M.D.C. Holdings, Inc.	120,000	4,621,200
Standard Pacific Corp.(1)	785,000	5,306,600
Tupperware Brands Corp.	135,000	7,234,650
		31,676,550
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co.(1)	225,000	2,718,000
INSURANCE — 5.3%
Alterra Capital Holdings Ltd.	350,000	8,379,000
American Equity Investment Life Holding Co.	223,523	2,599,573
Aspen Insurance Holdings Ltd.	215,000	6,555,350
Baldwin & Lyons, Inc., Class B	325,000	7,770,750
Hanover Insurance Group, Inc. (The)	121,481	4,526,382
HCC Insurance Holdings, Inc.	665,000	22,536,850
Infinity Property & Casualty Corp.	130,000	7,850,700
National Financial Partners Corp.(1)	415,000	7,013,500
Platinum Underwriters Holdings Ltd.	200,000	8,174,000
Primerica, Inc.	140,000	4,009,600
ProAssurance Corp.	40,000	3,617,600
Symetra Financial Corp.	345,000	4,243,500
United Fire Group, Inc.	330,000	8,289,600
		95,566,405
IT SERVICES — 2.4%
Convergys Corp.	470,000	7,364,900
DST Systems, Inc.	365,000	20,644,400
Global Payments, Inc.	175,000	7,320,250
NeuStar, Inc., Class A(1)	185,000	7,405,550
		42,735,100
LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Brunswick Corp.	405,000	9,165,150
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Covance, Inc.(1)	125,000	5,836,250
MACHINERY — 4.0%
Actuant Corp., Class A	93,992	2,690,051
Altra Holdings, Inc.	499,895	9,098,089
Barnes Group, Inc.	225,000	5,627,250
Briggs & Stratton Corp.	310,000	5,787,700
Dynamic Materials Corp.	350,000	5,257,000
FreightCar America, Inc.	220,000	3,913,800
Gardner Denver, Inc.	110,000	6,645,100
IDEX Corp.	180,000	7,518,600
Kaydon Corp.	405,000	9,047,700
Kennametal, Inc.	295,000	10,938,600
Lincoln Electric Holdings, Inc.	85,000	3,319,250
Mueller Industries, Inc., Class A	65,000	2,955,550
		72,798,690

10

Shares	Value
MEDIA — 1.6%
Belo Corp. Class A	1,250,000	$9,787,500
Entercom Communications Corp., Class A(1)	830,000	5,693,800
Entravision Communications Corp., Class A	3,440,000	4,609,600
Gannett Co., Inc.	140,000	2,485,000
LIN TV Corp., Class A(1)	1,525,000	6,710,000
		29,285,900
METALS AND MINING — 2.1%
Carpenter Technology Corp.	85,000	4,447,200
Coeur d’Alene Mines Corp.(1)	110,000	3,171,300
Compass Minerals International, Inc.	28,128	2,098,067
Globe Specialty Metals, Inc.	220,000	3,348,400
Hecla Mining Co.	590,000	3,864,500
Kaiser Aluminum Corp.	55,000	3,211,450
Schnitzer Steel Industries, Inc. Class A	215,000	6,052,250
Thompson Creek Metals Co., Inc.(1)	195,556	557,335
Titanium Metals Corp.	850,000	10,905,500
		37,656,002
MULTI-UTILITIES — 0.8%
Avista Corp.	265,000	6,821,100
Black Hills Corp.	125,000	4,446,250
NorthWestern Corp.	75,000	2,717,250
		13,984,600
OIL, GAS AND CONSUMABLE FUELS — 5.5%
Alliance Resource Partners LP	90,000	5,395,500
Alon USA Energy, Inc.	720,000	9,864,000
Berry Petroleum Co., Class A	170,000	6,907,100
Bill Barrett Corp.(1)	220,000	5,449,400
Energy XXI Bermuda Ltd.	150,000	5,242,500
EQT Midstream Partners LP(1)	375,000	10,800,000
Gulfport Energy Corp.(1)	275,000	8,596,500
Hugoton Royalty Trust	605,000	3,986,950
Pacific Coast Oil Trust	495,000	8,984,250
PDC Energy, Inc.(1)	115,000	3,637,450
SandRidge Mississippian Trust II	195,000	3,966,300
Stone Energy Corp.(1)	205,000	5,149,600
Vaalco Energy, Inc.(1)	994,227	8,500,641
W&T Offshore, Inc.	185,000	3,474,300
Western Refining, Inc.	360,000	9,424,800
		99,379,291
PAPER AND FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	98,939	3,171,984
Clearwater Paper Corp.(1)	240,000	9,914,400
KapStone Paper and Packaging Corp.(1)	285,000	6,381,150
		19,467,534
PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	230,000	4,209,000
PHARMACEUTICALS — 0.5%
Impax Laboratories, Inc.(1)	95,000	2,466,200
Par Pharmaceutical Cos., Inc.(1)	75,000	3,748,500
ViroPharma, Inc.(1)	115,000	3,475,300
		9,690,000
PROFESSIONAL SERVICES — 0.7%
CDI Corp.	510,000	8,685,300
Kforce, Inc.(1)	225,000	2,652,750
WageWorks, Inc.(1)	105,000	1,832,250
		13,170,300
REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.2%
Associated Estates Realty Corp.	310,000	4,699,600
BioMed Realty Trust, Inc.	490,000	9,172,800
Campus Crest Communities, Inc.	690,947	7,462,228
Capstead Mortgage Corp.	265,000	3,574,850
CBL & Associates Properties, Inc.	210,000	4,481,400
Chimera Investment Corp.	1,225,000	3,319,750
Colony Financial, Inc.	190,000	3,701,200
CommonWealth REIT	295,000	4,295,200
CreXus Investment Corp.	410,000	4,432,100
DCT Industrial Trust, Inc.	575,000	3,720,250
DiamondRock Hospitality Co.	840,000	8,089,200
Equity Lifestyle Properties, Inc.	54,416	3,706,818
First Industrial Realty Trust, Inc.(1)	280,000	3,679,200
Government Properties Income Trust	120,000	2,808,000
Hatteras Financial Corp.	165,000	4,651,350
Healthcare Realty Trust, Inc.	150,000	3,457,500
Hersha Hospitality Trust	1,400,000	6,860,000
Highwoods Properties, Inc.	145,000	4,729,900
LaSalle Hotel Properties	275,000	7,339,750
Lexington Realty Trust	925,000	8,935,500
Mack-Cali Realty Corp.	310,000	8,246,000
Medical Properties Trust, Inc.	280,000	2,926,000

11

Shares	Value
MFA Financial, Inc.	580,000	$4,930,000
National Retail Properties, Inc.	120,000	3,660,000
Newcastle Investment Corp.	355,000	2,673,150
PS Business Parks, Inc.	90,000	6,013,800
RLJ Lodging Trust	330,000	6,240,300
Sabra Health Care REIT, Inc.	370,000	7,403,700
Summit Hotel Properties, Inc.	325,000	2,775,500
Sun Communities, Inc.	80,000	3,529,600
Sunstone Hotel Investors, Inc.(1)	495,000	5,445,000
Urstadt Biddle Properties, Inc., Class A	300,000	6,069,000
Washington Real Estate Investment Trust	170,000	4,559,400
		167,588,046
ROAD AND RAIL — 1.3%
Celadon Group, Inc.	350,000	5,624,500
Heartland Express, Inc.	525,000	7,014,000
Marten Transport Ltd.	395,000	6,940,150
Werner Enterprises, Inc.	175,000	3,739,750
		23,318,400
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Cypress Semiconductor Corp.	740,000	7,932,800
Diodes, Inc.(1)	335,000	5,698,350
First Solar, Inc.(1)	180,000	3,986,100
Formfactor, Inc.(1)	475,000	2,655,250
Intersil Corp., Class A	715,000	6,256,250
M/A-COM Technology Solutions Holdings, Inc.(1)	550,000	6,985,000
Nanometrics, Inc.(1)	750,000	10,357,500
Photronics, Inc.(1)	505,000	2,711,850
RF Micro Devices, Inc.(1)	1,585,000	6,260,750
Semtech Corp.(1)	100,000	2,515,000
Spansion, Inc., Class A(1)	820,000	9,774,400
		65,133,250
SOFTWARE — 1.4%
Compuware Corp.(1)	540,000	5,351,400
JDA Software Group, Inc.(1)	60,000	1,906,800
Mentor Graphics Corp.(1)	165,000	2,554,200
Parametric Technology Corp.(1)	170,000	3,706,000
Websense, Inc.(1)	815,000	12,754,750
		26,273,150
SPECIALTY RETAIL — 3.1%
ANN, Inc.(1)	145,000	5,470,850
Asbury Automotive Group, Inc.(1)	210,000	5,869,500
Cabela’s, Inc.(1)	105,000	5,741,400
Chico’s FAS, Inc.	480,000	8,692,800
Destination Maternity Corp.	310,000	5,797,000
Express, Inc.(1)	245,000	3,630,900
Finish Line, Inc. (The), Class A	115,000	2,615,100
Genesco, Inc.(1)	95,000	6,339,350
Lithia Motors, Inc., Class A	120,000	3,997,200
Men’s Wearhouse, Inc. (The)	105,000	3,615,150
Rue21, Inc.(1)	170,000	5,295,500
Williams-Sonoma, Inc.	2,053	90,270
		57,155,020
TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
Culp, Inc.(2)	560,000	6,585,600
Jones Group, Inc. (The)	365,000	4,697,550
Movado Group, Inc.	105,000	3,540,600
True Religion Apparel, Inc.	150,000	3,199,500
Vera Bradley, Inc.(1)	490,000	11,686,500
		29,709,750
THRIFTS AND MORTGAGE FINANCE — 2.1%
Brookline Bancorp., Inc.	470,000	4,145,400
Capitol Federal Financial, Inc.	620,000	7,415,200
Flushing Financial Corp.	215,000	3,397,000
Kaiser Federal Financial Group, Inc.	220,000	3,319,800
Oritani Financial Corp.	210,000	3,160,500
Provident Financial Services, Inc.	295,000	4,658,050
Radian Group, Inc.	625,000	2,712,500
ViewPoint Financial Group, Inc.	285,000	5,463,450
Washington Federal, Inc.	185,000	3,085,800
		37,357,700
TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	100,000	4,143,000
Erickson Air-Crane, Inc.(1)(2)	480,000	3,508,800
Kaman Corp.	210,000	7,530,600
		15,182,400
WATER UTILITIES — 0.2%
Artesian Resources Corp., Class A	194,923	4,528,061
TOTAL COMMON STOCKS (Cost $1,510,422,651)		1,701,231,332

12

Shares	Value
Convertible Preferred Stocks — 2.3%
HOUSEHOLD DURABLES — 0.3%
Beazer Homes USA, Inc., 7.50%, 7/15/15	205,000	$6,172,550
INSURANCE — 1.4%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	430,000	24,961,500
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Callaway Golf Co., Series B, 7.50%	43,733	4,419,766
MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	3,229	781,015
TOBACCO — 0.3%
Universal Corp., 6.75%	4,885	5,683,087
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,079,908)		42,017,918
Exchange-Traded Funds — 1.7%
iShares Russell 2000 Index Fund	195,000	16,274,700
iShares Russell 2000 Value Index Fund	195,000	14,418,300
TOTAL EXCHANGE-TRADED FUNDS (Cost $30,210,785)		30,693,000
Preferred Stocks — 0.5%
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
DuPont Fabros Technology, Inc., Series A, 7.875%	133,567	3,588,945
Inland Real Estate Corp., Series A, 8.125%	97,184	2,572,460
PS Business Parks, Inc., 6.45%	85,000	2,279,700
TOTAL PREFERRED STOCKS (Cost $8,002,158)		8,441,105
Temporary Cash Investments — 1.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $16,246,162), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $15,919,242)		15,919,096
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $9,747,783), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $9,551,556)		9,551,457
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $3,245,572), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $3,183,851)		3,183,819
SSgA U.S. Government Money Market Fund	6,985,809	6,985,809
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,640,181)		35,640,181
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,623,355,683)		1,818,023,536
OTHER ASSETS AND LIABILITIES†		(450,559)
TOTAL NET ASSETS — 100.0%		$1,817,572,977

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $781,015, which represented less than 0.05% of total net assets.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $1,600,316,468)	$1,783,882,636
Investment securities - affiliated, at value (cost of $23,039,215)	34,140,900
Total investments securities, at value (cost of $1,623,355,683)	1,818,023,536
Cash	22,924
Receivable for investments sold	54,656,891
Receivable for capital shares sold	1,618,135
Dividends and interest receivable	3,465,149
1,877,786,635

Liabilities
Payable for investments purchased	56,646,680
Payable for capital shares redeemed	1,679,303
Accrued management fees	1,802,435
Distribution and service fees payable	85,240
60,213,658

Net Assets	$1,817,572,977

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,600,954,691
Undistributed net investment income	2,441,860
Undistributed net realized gain	19,508,573
Net unrealized appreciation	194,667,853
$1,817,572,977

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$826,172,917	95,894,012	$8.62
Institutional Class, $0.01 Par Value	$583,314,549	67,405,929	$8.65
A Class, $0.01 Par Value	$404,765,601	47,197,705	$8.58*
C Class, $0.01 Par Value	$96,389	11,285	$8.54
R Class, $0.01 Par Value	$3,223,521	375,237	$8.59

*	Maximum offering price $9.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $81,200 from affiliates)	$20,034,570
Interest	19,273
20,053,843

Expenses:
Management fees	10,907,897
Distribution and service fees:
A Class	504,739
C Class	413
R Class	7,789
Directors’ fees and expenses	44,502
11,465,340

Net investment income (loss)	8,588,503

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (including $(3,187,445) from affiliates)	75,921,746
Change in net unrealized appreciation (depreciation) on investments	(79,420,942)

Net realized and unrealized gain (loss)	(3,499,196)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,089,307

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$8,588,503	$24,069,479
Net realized gain (loss)	75,921,746	51,466,803
Change in net unrealized appreciation (depreciation)	(79,420,942)	(149,779,985)
Net increase (decrease) in net assets resulting from operations	5,089,307	(74,243,703)

Distributions to Shareholders
From net investment income:
Investor Class	(5,940,005)	(7,140,243)
Institutional Class	(4,872,359)	(6,493,376)
A Class	(2,168,657)	(2,675,508)
C Class	(72)	(170)
R Class	(11,126)	(15,558)
From net realized gains:
Investor Class	—	(61,738,483)
Institutional Class	—	(46,265,286)
A Class	—	(29,223,314)
C Class	—	(4,992)
R Class	—	(215,299)
Decrease in net assets from distributions	(12,992,219)	(153,772,229)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(233,618,413)	(193,359,264)

Net increase (decrease) in net assets	(241,521,325)	(421,375,196)

Net Assets
Beginning of period	2,059,094,302	2,480,469,498
End of period	$1,817,572,977	$2,059,094,302

Undistributed net investment income	$2,441,860	$6,845,576

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing primarily in equity securities of small cap companies that management believes to be undervalued at the time of purchase.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may

17

cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Business Development Companies — The fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

18

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.25% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended September 30, 2012 was 1.25% for the Investor Class, A Class, C Class, and R Class and 1.05% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $1,200,381,773 and $1,418,901,976, respectively.

For the six months ended September 30, 2012, the fund incurred net realized gains of $3,625,618 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	4,426,768	$36,615,879	16,151,704	$136,283,125
Issued in reinvestment of distributions	686,193	5,582,838	8,341,097	64,839,925
Redeemed	(11,431,061)	(96,383,830)	(37,992,301)	(314,448,272)
	(6,318,100)	(54,185,113)	(13,499,500)	(113,325,222)
Institutional Class/Shares Authorized	300,000,000		300,000,000
Sold	7,781,383	65,226,873	32,654,579	270,354,770
Issued in reinvestment of distributions	530,810	4,344,799	6,140,554	48,062,845
Redeemed	(26,763,729)	(221,465,977)	(43,486,648)	(358,948,533)
	(18,451,536)	(151,894,305)	(4,691,515)	(40,530,918)
A Class/Shares Authorized	200,000,000		200,000,000
Sold	2,209,017	18,162,252	7,394,433	62,030,098
Issued in reinvestment of distributions	267,456	2,155,086	4,089,636	31,614,716
Redeemed	(5,785,231)	(47,847,867)	(15,737,514)	(131,775,673)
	(3,308,758)	(27,530,529)	(4,253,445)	(38,130,859)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	2,318	19,037	3,478	29,223
Issued in reinvestment of distributions	9	72	670	5,162
Redeemed	(82)	(669)	(1,330)	(10,688)
	2,245	18,440	2,818	23,697
R Class/Shares Authorized	5,000,000		5,000,000
Sold	19,939	164,245	119,636	993,995
Issued in reinvestment of distributions	1,389	11,126	29,823	230,857
Redeemed	(24,373)	(202,277)	(293,206)	(2,620,814)
	(3,045)	(26,906)	(143,747)	(1,395,962)
Net increase (decrease)	(28,079,194)	$(233,618,413)	(22,585,389)	$(193,359,264)

6. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2012 follows:

	March 31, 2012					September 30, 2012
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Culp, Inc.	480,000	$1,213,070	$436,895	$(24,855)	$31,800	560,000	$6,585,600
Erickson Air-Crane, Inc.(1)	—	3,765,392	91,035	(11,763)	—	480,000	3,508,800
Primo Water Corp.(1)(2)	1,200,000	—	5,259,662	(3,639,126)	—	—	—
Young Innovations, Inc.	655,000	588,371	1,450,139	488,299	49,400	615,000	24,046,500
		$5,566,833	$7,237,731	$(3,187,445)	$81,200		$34,140,900

(1)	Non-income producing.

(2)	Company was not an affiliate at September 30, 2012.

20

7. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,701,231,332	—	—
Convertible Preferred Stocks	—	$42,017,918	—
Exchange-Traded Funds	30,693,000	—	—
Preferred Stocks	—	8,441,105	—
Temporary Cash Investments	6,985,809	28,654,372	—
Total Value of Investment Securities	$1,738,910,141	$79,113,395	—

8. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,673,435,183
Gross tax appreciation of investments	$198,124,755
Gross tax depreciation of investments	(53,536,402)
Net tax appreciation (depreciation) of investments	$144,588,353

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(4)	$8.61	0.04	0.03	0.07	(0.06)	—	(0.06)	$8.62	0.85%	1.25	%(5)	0.92	%(5)	66%	$826,173
2012	$9.48	0.10	(0.30)	(0.20)	(0.07)	(0.60)	(0.67)	$8.61	(1.39)%	1.24%		1.14%		120%	$880,194
2011	$8.02	0.09	1.43	1.52	(0.06)	—	(0.06)	$9.48	19.06%	1.24%		1.03%		99%	$1,096,617
2010	$4.70	0.11	3.33	3.44	(0.12)	—	(0.12)	$8.02	73.93%	1.25%		1.60%		104%	$885,942
2009	$7.02	0.12	(2.31)	(2.19)	(0.11)	(0.02)	(0.13)	$4.70	(31.69)%	1.25%		1.93%		192%	$419,206
2008	$10.01	0.09	(1.16)	(1.07)	(0.09)	(1.83)	(1.92)	$7.02	(12.22)%	1.26%		1.01%		123%	$732,968
Institutional Class
2012(4)	$8.65	0.05	0.02	0.07	(0.07)	—	(0.07)	$8.65	0.87%	1.05	%(5)	1.12	%(5)	66%	$583,315
2012	$9.52	0.11	(0.30)	(0.19)	(0.08)	(0.60)	(0.68)	$8.65	(1.20)%	1.04%		1.34%		120%	$742,867
2011	$8.05	0.10	1.44	1.54	(0.07)	—	(0.07)	$9.52	19.30%	1.04%		1.23%		99%	$861,881
2010	$4.71	0.12	3.35	3.47	(0.13)	—	(0.13)	$8.05	74.47%	1.05%		1.80%		104%	$654,738
2009	$7.04	0.13	(2.32)	(2.19)	(0.12)	(0.02)	(0.14)	$4.71	(31.61)%	1.05%		2.13%		192%	$258,902
2008	$10.03	0.11	(1.17)	(1.06)	(0.10)	(1.83)	(1.93)	$7.04	(12.05)%	1.06%		1.21%		123%	$370,422

22

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(6)
2012(4)	$8.57	0.03		0.02	0.05	(0.04)	—	(0.04)	$8.58	0.67%	1.50	%(5)	0.67	%(5)	66%		$404,766
2012	$9.44	0.08		(0.30)	(0.22)	(0.05)	(0.60)	(0.65)	$8.57	(1.56)%	1.49%		0.89%		120%		$432,711
2011	$8.00	0.06		1.43	1.49	(0.05)	—	(0.05)	$9.44	18.63%	1.49%		0.78%		99%		$516,974
2010	$4.69	0.09		3.32	3.41	(0.10)	—	(0.10)	$8.00	73.53%	1.50%		1.35%		104%		$434,413
2009	$7.00	0.10		(2.30)	(2.20)	(0.09)	(0.02)	(0.11)	$4.69	(31.82)%	1.50%		1.68%		192%		$215,068
2008	$10.00	0.07		(1.17)	(1.10)	(0.07)	(1.83)	(1.90)	$7.00	(12.51)%	1.51%		0.76%		123%		$286,227
C Class
2012(4)	$8.53	—	(7)	0.02	0.02	(0.01)	—	(0.01)	$8.54	0.21%	2.25	%(5)	(0.08	)%(5)	66%		$96
2012	$9.43	0.02		(0.30)	(0.28)	(0.02)	(0.60)	(0.62)	$8.53	(2.30)%	2.24%		0.14%		120%		$77
2011	$8.01	0.01		1.42	1.43	(0.01)	—	(0.01)	$9.43	17.85%	2.24%		0.03%		99%		$59
2010(8)	$7.60	—	(7)	0.41	0.41	—	—	—	$8.01	5.39%	2.25	%(5)	0.72	%(5)	104	%(9)	$26
R Class
2012(4)	$8.58	0.02		0.02	0.04	(0.03)	—	(0.03)	$8.59	0.49%	1.75	%(5)	0.42	%(5)	66%		$3,224
2012	$9.46	0.05		(0.29)	(0.24)	(0.04)	(0.60)	(0.64)	$8.58	(1.80)%	1.74%		0.64%		120%		$3,245
2011	$8.02	0.06		1.41	1.47	(0.03)	—	(0.03)	$9.46	18.36%	1.73%		0.54%		99%		$4,939
2010(8)	$7.60	0.01		0.41	0.42	—	—	—	$8.02	5.53%	1.75	%(5)	1.22	%(5)	104	%(9)	$26

23

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended September 30, 2012 (unaudited).

(5)	Annualized.

(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(7)	Per-share amount was less than $0.005.

(8)	March 1, 2010 (commencement of sale) through March 31, 2010.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2010.

See Notes to Financial Statements.

24

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

25

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

26

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

27

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

28

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

29

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76698   1211

SEMIANNUAL REPORT          SEPTEMBER 30, 2012

Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	21
Approval of Management Agreement	24
Additional Information	29

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWVLX	2.77%	27.44%	0.54%	7.88%	9.16%	9/1/93
Russell 3000 Value Index	—	4.03%	31.05%	-0.72%	8.28%	8.53%(2)	—
S&P 500 Index	—	3.43%	30.20%	1.05%	8.01%	8.19%(2)	—
Institutional Class	AVLIX	2.87%	27.89%	0.75%	8.11%	6.48%	7/31/97
A Class(3) No sales charge* With sales charge*	TWADX	2.63% -3.27%	27.38% 20.01%	0.32% -0.86%	7.62% 6.98%	7.38% 6.99%	10/2/96
B Class No sales charge* With sales charge*	ACBVX	2.25% -2.75%	26.20% 22.20%	-0.43% -0.63%	— —	6.58% 6.58%	1/31/03
C Class No sales charge* With sales charge*	ACLCX	2.26% 1.26%	26.21% 26.21%	-0.43% -0.43%	6.82% 6.82%	4.24% 4.24%	6/4/01
R Class	AVURX	2.50%	26.85%	0.05%	—	3.13%	7/29/05

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 8/31/93, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	5.0%
General Electric Co.	3.2%
Pfizer, Inc.	3.0%
Chevron Corp.	2.7%
JPMorgan Chase & Co.	2.7%
Procter & Gamble Co. (The)	2.6%
AT&T, Inc.	2.6%
Johnson & Johnson	2.6%
Northern Trust Corp.	2.4%
Republic Services, Inc.	2.3%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.4%
Pharmaceuticals	8.0%
Insurance	7.0%
Commercial Banks	6.7%
Health Care Equipment and Supplies	6.5%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	86.5%
Foreign Common Stocks*	10.7%
Total Common Stocks	97.2%
Temporary Cash Investments	2.6%
Other Assets and Liabilities	0.2%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,027.70	$5.08	1.00%
Institutional Class	$1,000	$1,028.70	$4.07	0.80%
A Class	$1,000	$1,026.30	$6.35	1.25%
B Class	$1,000	$1,022.50	$10.14	2.00%
C Class	$1,000	$1,022.60	$10.14	2.00%
R Class	$1,000	$1,025.00	$7.61	1.50%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.06	1.00%
Institutional Class	$1,000	$1,021.06	$4.05	0.80%
A Class	$1,000	$1,018.80	$6.33	1.25%
B Class	$1,000	$1,015.04	$10.10	2.00%
C Class	$1,000	$1,015.04	$10.10	2.00%
R Class	$1,000	$1,017.55	$7.59	1.50%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 97.2%
AEROSPACE AND DEFENSE — 1.6%
General Dynamics Corp.	249,581	$16,502,295
L-3 Communications Holdings, Inc.	100,042	7,174,012
Northrop Grumman Corp.	159,858	10,619,367
		34,295,674
AIRLINES — 1.5%
Japan Airlines Co. Ltd.(1)	352,006	16,463,633
Southwest Airlines Co.	1,946,435	17,070,235
		33,533,868
AUTOMOBILES — 1.5%
General Motors Co.(1)	425,838	9,687,814
Honda Motor Co., Ltd.	214,000	6,573,014
Toyota Motor Corp.	449,300	17,502,204
		33,763,032
BEVERAGES — 0.8%
Dr Pepper Snapple Group, Inc.	374,777	16,688,820
CAPITAL MARKETS — 5.2%
Charles Schwab Corp. (The)	1,475,116	18,866,734
Franklin Resources, Inc.	40,729	5,093,976
Goldman Sachs Group, Inc. (The)	174,027	19,783,389
Northern Trust Corp.	1,128,954	52,400,400
State Street Corp.	420,601	17,648,418
		113,792,917
COMMERCIAL BANKS — 6.7%
Comerica, Inc.	585,216	18,170,957
Commerce Bancshares, Inc.	279,990	11,291,997
KeyCorp	669,934	5,855,223
PNC Financial Services Group, Inc.	615,496	38,837,797
U.S. Bancorp	829,790	28,461,797
Wells Fargo & Co.	1,313,555	45,357,054
		147,974,825
COMMERCIAL SERVICES AND SUPPLIES — 4.2%
Avery Dennison Corp.	209,437	6,664,285
Republic Services, Inc.	1,859,254	51,148,078
Tyco International Ltd.	331,563	18,653,734
Waste Management, Inc.	532,007	17,066,785
		93,532,882
COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	1,961,170	37,438,735
COMPUTERS AND PERIPHERALS — 1.6%
Hewlett-Packard Co.	1,247,237	21,277,863
NetApp, Inc.(1)	104,840	3,447,139
QLogic Corp.(1)	403,232	4,604,910
SanDisk Corp.(1)	62,699	2,723,018
Western Digital Corp.	85,962	3,329,308
		35,382,238
CONTAINERS AND PACKAGING — 0.9%
Bemis Co., Inc.	434,510	13,674,030
Sonoco Products Co.	229,337	7,107,153
		20,781,183
DIVERSIFIED FINANCIAL SERVICES — 2.7%
JPMorgan Chase & Co.	1,446,792	58,566,140
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
AT&T, Inc.	1,519,090	57,269,693
CenturyLink, Inc.	185,645	7,500,058
		64,769,751
ELECTRIC UTILITIES — 3.4%
Great Plains Energy, Inc.	273,808	6,094,966
NV Energy, Inc.	550,727	9,918,593
Westar Energy, Inc.	1,154,339	34,237,695
Xcel Energy, Inc.	865,485	23,982,589
		74,233,843
ELECTRICAL EQUIPMENT — 0.6%
ABB Ltd. ADR	340,490	6,367,163
Emerson Electric Co.	152,333	7,353,114
		13,720,277
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Molex, Inc.	280,808	7,379,634
TE Connectivity Ltd.	173,061	5,885,805
		13,265,439
ENERGY EQUIPMENT AND SERVICES — 0.7%
Halliburton Co.	305,150	10,280,503
Helmerich & Payne, Inc.	113,296	5,394,023
		15,674,526
FOOD AND STAPLES RETAILING — 1.2%
CVS Caremark Corp.	187,333	9,070,664
SYSCO Corp.	375,659	11,746,857
Wal-Mart Stores, Inc.	68,945	5,088,141
		25,905,662
FOOD PRODUCTS — 2.7%
Campbell Soup Co.	134,728	4,691,229
ConAgra Foods, Inc.	284,797	7,857,549
General Mills, Inc.	164,391	6,550,981
Kellogg Co.	213,313	11,019,750
Kraft Foods, Inc., Class A	562,327	23,252,221
Ralcorp Holdings, Inc.(1)	89,365	6,523,645
		59,895,375

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 6.5%
Becton, Dickinson and Co.	238,491	$18,735,853
Boston Scientific Corp.(1)	3,832,409	21,998,028
CareFusion Corp.(1)	1,571,329	44,610,030
Medtronic, Inc.	609,510	26,282,071
Stryker Corp.	168,384	9,372,254
Zimmer Holdings, Inc.	338,742	22,905,734
		143,903,970
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Aetna, Inc.	257,168	10,183,853
CIGNA Corp.	183,515	8,656,403
LifePoint Hospitals, Inc.(1)	152,122	6,507,779
UnitedHealth Group, Inc.	352,355	19,523,990
		44,872,025
HOTELS, RESTAURANTS AND LEISURE — 1.6%
Carnival Corp.	58,357	2,126,529
International Game Technology	739,173	9,675,774
International Speedway Corp., Class A	482,143	13,678,397
Speedway Motorsports, Inc.	592,169	9,119,403
		34,600,103
HOUSEHOLD DURABLES — 0.5%
Whirlpool Corp.	118,802	9,849,874
HOUSEHOLD PRODUCTS — 3.3%
Clorox Co.	100,884	7,268,692
Energizer Holdings, Inc.	29,960	2,235,316
Kimberly-Clark Corp.	63,026	5,406,370
Procter & Gamble Co. (The)	834,035	57,848,668
		72,759,046
INDUSTRIAL CONGLOMERATES — 4.3%
General Electric Co.	3,099,309	70,385,308
Koninklijke Philips Electronics NV	814,175	18,994,766
Siemens AG	54,184	5,403,917
		94,783,991
INSURANCE — 7.0%
ACE Ltd.	73,209	5,534,600
Allstate Corp. (The)	411,670	16,306,249
Aon plc	112,611	5,888,429
Berkshire Hathaway, Inc., Class A(1)	189	25,080,300
Chubb Corp. (The)	159,409	12,159,718
HCC Insurance Holdings, Inc.	307,039	10,405,552
Marsh & McLennan Cos., Inc.	594,547	20,172,980
MetLife, Inc.	544,835	18,775,014
Principal Financial Group, Inc.	84,238	2,269,372
Prudential Financial, Inc.	228,554	12,458,479
Reinsurance Group of America, Inc.	102,908	5,955,286
Travelers Cos., Inc. (The)	115,375	7,875,497
Unum Group	530,600	10,198,132
		153,079,608
INTERNET SOFTWARE AND SERVICES — 0.2%
Google, Inc., Class A(1)	5,546	4,184,457
METALS AND MINING — 1.4%
Barrick Gold Corp.	222,455	9,289,721
Freeport-McMoRan Copper & Gold, Inc.	311,480	12,328,378
Newmont Mining Corp.	97,064	5,436,555
Nucor Corp.	67,638	2,587,830
		29,642,484
MULTI-UTILITIES — 1.1%
PG&E Corp.	562,102	23,984,892
MULTILINE RETAIL — 0.8%
Target Corp.	273,565	17,363,170
OIL, GAS AND CONSUMABLE FUELS — 15.4%
Apache Corp.	268,956	23,256,625
BP plc	1,058,784	7,462,944
BP plc ADR	45,965	1,947,077
Chevron Corp.	503,050	58,635,508
Devon Energy Corp.	146,520	8,864,460
EQT Corp.	126,451	7,460,609
Exxon Mobil Corp.	1,199,471	109,691,623
Imperial Oil Ltd.	835,889	38,474,191
Peabody Energy Corp.	281,741	6,280,007
Southwestern Energy Co.(1)	285,016	9,912,857
Total S.A.	988,185	49,016,861
Ultra Petroleum Corp.(1)	831,411	18,274,414
		339,277,176
PHARMACEUTICALS — 8.0%
Eli Lilly & Co.	199,123	9,440,421
Hospira, Inc.(1)	216,266	7,097,850
Johnson & Johnson	819,190	56,450,383
Merck & Co., Inc.	854,126	38,521,083
Pfizer, Inc.	2,618,949	65,080,883
		176,590,620
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	2,225,549	24,848,254
Intel Corp.	206,126	4,674,938
Marvell Technology Group Ltd.	1,033,911	9,460,286
Teradyne, Inc.(1)	348,987	4,962,595
Texas Instruments, Inc.	96,343	2,654,250
		46,600,323

Shares	Value
SOFTWARE — 0.3%
Oracle Corp.	198,626	$6,254,733
SPECIALTY RETAIL — 1.7%
Lowe’s Cos., Inc.	1,240,820	37,522,397
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	290,075	11,743,449
TOTAL COMMON STOCKS (Cost $1,851,773,863)		2,140,227,505
Temporary Cash Investments — 2.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $26,488,482), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $25,955,456)		$25,955,218
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $15,893,228), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $15,573,326)		15,573,131
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $5,291,728), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $5,191,095)		5,191,043
SSgA U.S. Government Money Market Fund	11,389,282	11,389,282
TOTAL TEMPORARY CASH INVESTMENTS (Cost $58,108,674)		58,108,674
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,909,882,537)		2,198,336,179
OTHER ASSETS AND LIABILITIES — 0.2%		4,931,489
TOTAL NET ASSETS — 100.0%		$2,203,267,668

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,455,359	EUR for USD	UBS AG	10/31/12	$1,870,740	$(5,978)
86,234,407	JPY for USD	Credit Suisse AG	10/31/12	1,105,266	(4,286)
				$2,976,006	$(10,264)

(Value on Settlement Date $2,986,270)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
44,726,120	CAD for USD	UBS AG	10/31/12	$45,466,342	$138,585
4,644,535	CHF for USD	Credit Suisse AG	10/31/12	4,940,972	29,687
45,357,304	EUR for USD	UBS AG	10/31/12	58,302,940	387,598
4,414,100	GBP for USD	Credit Suisse AG	10/31/12	7,127,267	40,129
2,467,156,560	JPY for USD	Credit Suisse AG	10/31/12	31,621,524	101,009
				$147,459,045	$697,008

(Value on Settlement Date $148,156,053)

Geographic Diversification
(as a % of net assets)
United States	86.5%
Canada	2.7%
France	2.2%
Japan	1.8%
Switzerland	1.7%
Netherlands	0.9%
United Kingdom	0.7%
Bermuda	0.5%
Germany	0.2%
Cash and Equivalents*	2.8%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
USD = United States Dollar
(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,909,882,537)	$2,198,336,179
Foreign currency holdings, at value (cost of $685,119)	684,297
Receivable for investments sold	10,048,957
Receivable for capital shares sold	1,115,964
Unrealized gain on forward foreign currency exchange contracts	697,008
Dividends and interest receivable	4,320,365
2,215,202,770

Liabilities
Payable for investments purchased	7,570,074
Payable for capital shares redeemed	2,470,340
Unrealized loss on forward foreign currency exchange contracts	10,264
Accrued management fees	1,811,359
Distribution and service fees payable	73,065
11,935,102

Net Assets	$2,203,267,668

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,275,456,901
Undistributed net investment income	1,586,867
Accumulated net realized loss	(362,915,257)
Net unrealized appreciation	289,139,157
$2,203,267,668

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$1,775,751,758	279,989,151	$6.34
Institutional Class, $0.01 Par Value	$136,282,167	21,462,514	$6.35
A Class, $0.01 Par Value	$254,287,196	40,114,518	$6.34*
B Class, $0.01 Par Value	$1,692,517	267,712	$6.32
C Class, $0.01 Par Value	$13,276,363	2,116,849	$6.27
R Class, $0.01 Par Value	$21,977,667	3,466,454	$6.34

*Maximum offering price $6.73 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $348,844)	$28,848,799
Interest	38,675
28,887,474

Expenses:
Management fees	10,694,819
Distribution and service fees:
A Class	306,592
B Class	9,590
C Class	58,369
R Class	51,078
Directors’ fees and expenses	48,173
Other expenses	179
11,168,800

Net investment income (loss)	17,718,674

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,208,427
Futures contract transactions	751,455
Foreign currency transactions	(482,472)
14,477,410

Change in net unrealized appreciation (depreciation) on:
Investments	33,322,442
Futures contracts	(2,694,891)
Translation of assets and liabilities in foreign currencies	930,304
31,557,855

Net realized and unrealized gain (loss)	46,035,265

Net Increase (Decrease) in Net Assets Resulting from Operations	$63,753,939

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$17,718,674	$35,203,896
Net realized gain (loss)	14,477,410	74,531,985
Change in net unrealized appreciation (depreciation)	31,557,855	28,855,528
Net increase (decrease) in net assets resulting from operations	63,753,939	138,591,409

Distributions to Shareholders
From net investment income:
Investor Class	(17,236,041)	(28,942,467)
Institutional Class	(1,355,137)	(4,266,772)
A Class	(2,061,857)	(3,188,642)
B Class	(8,496)	(22,177)
C Class	(55,100)	(68,873)
R Class	(148,127)	(233,735)
Decrease in net assets from distributions	(20,864,758)	(36,722,666)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(67,913,276)	(10,870,097)

Net increase (decrease) in net assets	(25,024,095)	90,998,646

Net Assets
Beginning of period	2,228,291,763	2,137,293,117
End of period	$2,203,267,668	$2,228,291,763

Undistributed net investment income	$1,586,867	$4,732,951

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in stocks of companies of all sizes that management believes to be undervalued at the time of purchase.

The fund offers the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended September 30, 2012 was 0.99% for the Investor Class, A Class, B Class, C Class and R Class and 0.79% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $554,021,238 and $572,161,733, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,100,000,000		1,100,000,000
Sold	21,131,083	$127,711,183	65,488,649	$364,198,389
Issued in reinvestment of distributions	2,476,251	15,023,904	4,816,694	27,128,597
Redeemed	(34,470,392)	(214,901,585)	(58,694,110)	(333,509,846)
	(10,863,058)	(72,166,498)	11,611,233	57,817,140
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	3,274,936	20,310,566	10,529,303	59,274,684
Issued in reinvestment of distributions	221,437	1,351,449	757,394	4,264,834
Redeemed	(2,252,213)	(13,695,764)	(28,844,013)	(166,796,081)
	1,244,160	7,966,251	(17,557,316)	(103,256,563)
A Class/Shares Authorized	200,000,000		200,000,000
Sold	4,248,168	25,665,625	11,958,515	69,054,781
Issued in reinvestment of distributions	323,355	1,961,999	560,414	3,151,163
Redeemed	(5,539,891)	(32,887,970)	(7,417,731)	(42,744,039)
	(968,368)	(5,260,346)	5,101,198	29,461,905
B Class/Shares Authorized	5,000,000		5,000,000
Sold	6,541	38,422	3,515	21,092
Issued in reinvestment of distributions	1,263	7,541	3,526	19,924
Redeemed	(107,829)	(647,870)	(128,271)	(723,843)
	(100,025)	(601,907)	(121,230)	(682,827)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	476,598	2,842,434	719,040	4,152,842
Issued in reinvestment of distributions	7,228	43,121	9,630	53,891
Redeemed	(184,483)	(1,109,171)	(205,655)	(1,155,221)
	299,343	1,776,384	523,015	3,051,512
R Class/Shares Authorized	15,000,000		15,000,000
Sold	258,644	1,598,236	1,001,334	5,660,184
Issued in reinvestment of distributions	24,444	148,127	41,545	233,735
Redeemed	(228,012)	(1,373,523)	(555,501)	(3,155,183)
	55,076	372,840	487,378	2,738,736
Net increase (decrease)	(10,332,872)	$(67,913,276)	44,278	$(10,870,097)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$1,905,565,711	—	—
Foreign Common Stocks	63,026,815	$171,634,979	—
Temporary Cash Investments	11,389,282	46,719,392	—
Total Value of Investment Securities	$1,979,981,808	$218,354,371	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$686,744	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund regularly purchased equity price risk derivative instruments throughout the period, though none were held at period end.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$697,008	Unrealized loss on forward foreign currency exchange contracts	$10,264

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$751,455	Change in net unrealized appreciation (depreciation) on futures contracts	$(2,694,891)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(467,071)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	932,950
		$284,384		$(1,761,941)

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,996,713,430
Gross tax appreciation of investments	$258,269,744
Gross tax depreciation of investments	(56,646,995)
Net tax appreciation (depreciation) of investments	$201,622,749

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(285,946,075), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(80,172,282) and $(205,773,793) expire in 2017 and 2018, respectively.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$6.23	0.05	0.12	0.17	(0.06)	—	(0.06)	$6.34	2.77%	1.00	%(4)	1.65	%(4)	26%	$1,775,752
2012	$5.97	0.10	0.26	0.36	(0.10)	—	(0.10)	$6.23	6.22%	1.01%		1.70%		62%	$1,811,710
2011	$5.40	0.11	0.57	0.68	(0.11)	—	(0.11)	$5.97	12.84%	1.01%		2.05%		76%	$1,668,403
2010	$3.80	0.09	1.60	1.69	(0.09)	—	(0.09)	$5.40	44.84%	1.00%		1.97%		62%	$1,274,063
2009	$5.78	0.13	(1.98)	(1.85)	(0.13)	—	(0.13)	$3.80	(32.34)%	1.00%		2.63%		91%	$975,772
2008	$7.61	0.12	(0.92)	(0.80)	(0.12)	(0.91)	(1.03)	$5.78	(11.56)%	1.00%		1.65%		152%	$1,707,366
Institutional Class
2012(3)	$6.24	0.06	0.12	0.18	(0.07)	—	(0.07)	$6.35	2.87%	0.80	%(4)	1.85	%(4)	26%	$136,282
2012	$5.98	0.11	0.26	0.37	(0.11)	—	(0.11)	$6.24	6.42%	0.81%		1.90%		62%	$126,086
2011	$5.41	0.12	0.57	0.69	(0.12)	—	(0.12)	$5.98	13.05%	0.81%		2.25%		76%	$225,950
2010	$3.81	0.10	1.60	1.70	(0.10)	—	(0.10)	$5.41	45.01%	0.80%		2.17%		62%	$214,112
2009	$5.79	0.14	(1.98)	(1.84)	(0.14)	—	(0.14)	$3.81	(32.14)%	0.80%		2.83%		91%	$123,484
2008	$7.62	0.13	(0.91)	(0.78)	(0.14)	(0.91)	(1.05)	$5.79	(11.36)%	0.80%		1.85%		152%	$307,769

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$6.23	0.04	0.12	0.16	(0.05)	—	(0.05)	$6.34	2.63%	1.25	%(4)	1.40	%(4)	26%	$254,287
2012	$5.97	0.08	0.27	0.35	(0.09)	—	(0.09)	$6.23	5.95%	1.26%		1.45%		62%	$255,777
2011	$5.40	0.10	0.57	0.67	(0.10)	—	(0.10)	$5.97	12.57%	1.26%		1.80%		76%	$214,896
2010	$3.80	0.08	1.60	1.68	(0.08)	—	(0.08)	$5.40	44.47%	1.25%		1.72%		62%	$119,363
2009	$5.78	0.12	(1.98)	(1.86)	(0.12)	—	(0.12)	$3.80	(32.51)%	1.25%		2.38%		91%	$83,254
2008	$7.61	0.10	(0.92)	(0.82)	(0.10)	(0.91)	(1.01)	$5.78	(11.76)%	1.25%		1.40%		152%	$191,739
B Class
2012(3)	$6.21	0.02	0.12	0.14	(0.03)	—	(0.03)	$6.32	2.25%	2.00	%(4)	0.65	%(4)	26%	$1,693
2012	$5.96	0.04	0.26	0.30	(0.05)	—	(0.05)	$6.21	5.14%	2.01%		0.70%		62%	$2,283
2011	$5.39	0.06	0.57	0.63	(0.06)	—	(0.06)	$5.96	11.87%	2.01%		1.05%		76%	$2,916
2010	$3.80	0.05	1.59	1.64	(0.05)	—	(0.05)	$5.39	43.21%	2.00%		0.97%		62%	$3,182
2009	$5.78	0.08	(1.97)	(1.89)	(0.09)	—	(0.09)	$3.80	(33.01)%	2.00%		1.63%		91%	$2,651
2008	$7.61	0.05	(0.92)	(0.87)	(0.05)	(0.91)	(0.96)	$5.78	(12.41)%	2.00%		0.65%		152%	$5,601
C Class
2012(3)	$6.16	0.02	0.12	0.14	(0.03)	—	(0.03)	$6.27	2.26%	2.00	%(4)	0.65	%(4)	26%	$13,276
2012	$5.92	0.04	0.25	0.29	(0.05)	—	(0.05)	$6.16	5.01%	2.01%		0.70%		62%	$11,194
2011	$5.35	0.06	0.57	0.63	(0.06)	—	(0.06)	$5.92	11.96%	2.01%		1.05%		76%	$7,659
2010	$3.77	0.05	1.58	1.63	(0.05)	—	(0.05)	$5.35	43.29%	2.00%		0.97%		62%	$7,294
2009	$5.74	0.08	(1.96)	(1.88)	(0.09)	—	(0.09)	$3.77	(33.06)%	2.00%		1.63%		91%	$5,414
2008	$7.56	0.05	(0.91)	(0.86)	(0.05)	(0.91)	(0.96)	$5.74	(12.36)%	2.00%		0.65%		152%	$11,532

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012(3)	$6.23	0.04	0.11	0.15	(0.04)	—	(0.04)	$6.34	2.50%	1.50	%(4)	1.15	%(4)	26%	$21,978
2012	$5.97	0.07	0.26	0.33	(0.07)	—	(0.07)	$6.23	5.72%	1.51%		1.20%		62%	$21,241
2011	$5.40	0.07	0.58	0.65	(0.08)	—	(0.08)	$5.97	12.29%	1.51%		1.55%		76%	$17,470
2010	$3.80	0.07	1.60	1.67	(0.07)	—	(0.07)	$5.40	44.10%	1.50%		1.47%		62%	$4,527
2009	$5.78	0.11	(1.98)	(1.87)	(0.11)	—	(0.11)	$3.80	(32.67)%	1.50%		2.13%		91%	$2,255
2008	$7.61	0.09	(0.92)	(0.83)	(0.09)	(0.91)	(1.00)	$5.78	(11.98)%	1.50%		1.15%		152%	$1,625

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76699   1211

SEMIANNUAL REPORT         SEPTEMBER 30, 2012

NT Large Company Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Approval of Management Agreement	20
Additional Information	25

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas
Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	Since Inception	Inception Date
Institutional Class	ACLLX	4.23%	31.49%	-1.54%	1.59%	5/12/06
Russell 1000 Value Index	—	4.16%	30.92%	-0.90%	2.06%(3)	—
S&P 500 Index	—	3.43%	30.20%	1.05%	3.68%(3)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.67%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Exxon Mobil Corp.	7.2%
General Electric Co.	4.2%
Chevron Corp.	3.8%
Pfizer, Inc.	3.5%
Wells Fargo & Co.	3.2%
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Johnson & Johnson	2.8%
Merck & Co., Inc.	2.5%
AT&T, Inc.	2.5%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.8%
Pharmaceuticals	9.4%
Insurance	8.0%
Commercial Banks	6.4%
Diversified Financial Services	5.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Exchange-Traded Funds	0.4%
Total Equity Exposure	99.9%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(1.7)%

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,042.30	$3.48	0.68%
Hypothetical
Institutional Class	$1,000	$1,021.66	$3.45	0.68%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.5%
AEROSPACE AND DEFENSE — 1.1%
Honeywell International, Inc.	29,100	$1,738,725
Northrop Grumman Corp.	34,700	2,305,121
Raytheon Co.	70,100	4,006,916
		8,050,762
AIRLINES — 0.6%
Southwest Airlines Co.	496,500	4,354,305
AUTO COMPONENTS — 0.3%
Autoliv, Inc.	29,900	1,852,903
AUTOMOBILES — 1.2%
Ford Motor Co.	894,200	8,816,812
BEVERAGES — 0.5%
PepsiCo, Inc.	46,900	3,319,113
BIOTECHNOLOGY — 0.4%
Amgen, Inc.	15,600	1,315,392
Gilead Sciences, Inc.(1)	26,900	1,784,277
		3,099,669
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	132,200	7,494,418
Bank of New York Mellon Corp. (The)	214,900	4,861,038
BlackRock, Inc.	29,900	5,331,170
Goldman Sachs Group, Inc. (The)	78,900	8,969,352
Morgan Stanley	126,500	2,117,610
		28,773,588
CHEMICALS — 0.6%
E.I. du Pont de Nemours & Co.	89,000	4,474,030
COMMERCIAL BANKS — 6.4%
KeyCorp	198,900	1,738,386
PNC Financial Services Group, Inc.	160,700	10,140,170
U.S. Bancorp	312,100	10,705,030
Wells Fargo & Co.	665,700	22,986,621
		45,570,207
COMMERCIAL SERVICES AND SUPPLIES — 0.9%
Avery Dennison Corp.	41,700	1,326,894
Tyco International Ltd.(2)	19,100	523,340
Tyco International Ltd.	84,300	4,742,718
		6,592,952
COMMUNICATIONS EQUIPMENT — 2.4%
Cisco Systems, Inc.	881,600	16,829,744
COMPUTERS AND PERIPHERALS — 0.7%
Hewlett-Packard Co.	284,500	4,853,570
DIVERSIFIED FINANCIAL SERVICES — 5.8%
Bank of America Corp.	589,600	5,206,168
Citigroup, Inc.	406,500	13,300,680
JPMorgan Chase & Co.	564,200	22,838,816
		41,345,664
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	475,100	17,911,270
CenturyLink, Inc.	131,700	5,320,680
Verizon Communications, Inc.	31,100	1,417,227
		24,649,177
ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	94,800	4,165,512
Exelon Corp.	82,400	2,931,792
NV Energy, Inc.	180,400	3,249,004
Pinnacle West Capital Corp.	90,700	4,788,960
PPL Corp.	151,500	4,401,075
Xcel Energy, Inc.	155,300	4,303,363
		23,839,706
ENERGY EQUIPMENT AND SERVICES — 2.3%
Baker Hughes, Inc.	148,100	6,698,563
National Oilwell Varco, Inc.	52,900	4,237,819
Schlumberger Ltd.	74,400	5,381,352
		16,317,734
FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	156,500	7,577,730
Kroger Co. (The)	249,400	5,870,876
Wal-Mart Stores, Inc.	72,300	5,335,740
		18,784,346
FOOD PRODUCTS — 1.0%
Kraft Foods, Inc., Class A	180,500	7,463,675
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
Medtronic, Inc.	255,900	11,034,408
HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	126,100	4,993,560
Quest Diagnostics, Inc.	60,700	3,850,201
WellPoint, Inc.	106,000	6,149,060
		14,992,821
HOTELS, RESTAURANTS AND LEISURE — 0.5%
Carnival Corp.	90,800	3,308,752
HOUSEHOLD PRODUCTS — 3.0%
Procter & Gamble Co. (The)	308,900	21,425,304
INDUSTRIAL CONGLOMERATES — 4.2%
General Electric Co.	1,316,100	29,888,631

8

	Shares	Value
INSURANCE — 8.0%
Allstate Corp. (The)	158,200	$6,266,302
American International Group, Inc.(1)	118,200	3,875,778
Berkshire Hathaway, Inc., Class B(1)	113,600	10,019,520
Chubb Corp. (The)	36,100	2,753,708
Loews Corp.	115,000	4,744,900
MetLife, Inc.	267,500	9,218,050
Principal Financial Group, Inc.	152,200	4,100,268
Prudential Financial, Inc.	126,000	6,868,260
Torchmark Corp.	28,700	1,473,745
Travelers Cos., Inc. (The)	116,500	7,952,290
		57,272,821
IT SERVICES — 0.2%
Fiserv, Inc.(1)	18,700	1,384,361
MACHINERY — 2.1%
Dover Corp.	84,100	5,003,109
Eaton Corp.	82,700	3,908,402
Ingersoll-Rand plc	42,700	1,913,814
PACCAR, Inc.	107,200	4,290,680
		15,116,005
MEDIA — 3.7%
CBS Corp., Class B	116,900	4,246,977
Comcast Corp., Class A	239,600	8,570,492
Time Warner Cable, Inc.	38,400	3,650,304
Time Warner, Inc.	225,000	10,199,250
		26,667,023
METALS AND MINING — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	197,000	7,797,260
Nucor Corp.	103,700	3,967,562
		11,764,822
MULTI-UTILITIES — 0.7%
PG&E Corp.	117,100	4,996,657
MULTILINE RETAIL — 2.5%
Kohl’s Corp.	76,700	3,928,574
Macy’s, Inc.	92,800	3,491,136
Target Corp.	164,100	10,415,427
		17,835,137
OIL, GAS AND CONSUMABLE FUELS — 15.8%
Apache Corp.	90,400	7,816,888
Chevron Corp.	232,400	27,088,544
Exxon Mobil Corp.	563,200	51,504,640
Occidental Petroleum Corp.	88,000	7,573,280
Royal Dutch Shell plc, Class A	198,000	6,844,432
Total SA ADR	127,400	$6,382,740
Ultra Petroleum Corp.(1)	74,500	1,637,510
Valero Energy Corp.	127,400	4,036,032
		112,884,066
PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	129,500	4,703,440
PHARMACEUTICALS — 9.4%
Abbott Laboratories	59,600	4,086,176
Johnson & Johnson	285,200	19,653,132
Merck & Co., Inc.	401,200	18,094,120
Pfizer, Inc.	1,012,000	25,148,200
		66,981,628
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Applied Materials, Inc.	309,400	3,454,451
Intel Corp.	333,200	7,556,976
Marvell Technology Group Ltd.	434,300	3,973,845
		14,985,272
SOFTWARE — 2.5%
Adobe Systems, Inc.(1)	97,800	3,174,588
Microsoft Corp.	254,700	7,584,966
Oracle Corp.	228,200	7,186,018
		17,945,572
SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	193,100	5,839,344
Staples, Inc.	182,500	2,102,400
		7,941,744
TOTAL COMMON STOCKS (Cost $590,214,343)		710,116,421
Exchange-Traded Funds — 0.4%
SPDR S&P 500 ETF Trust (Cost $2,140,181)	20,400	2,936,172
Temporary Cash Investments — 1.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $5,733,488), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $5,618,113)		5,618,062
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $3,440,123), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $3,370,879)		3,370,837

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Shares	Value
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,145,406), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,123,623)		$1,123,612
SSgA U.S. Government Money Market Fund	2,465,386	2,465,386
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,577,897)		12,577,897
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $604,932,421)		725,630,490
OTHER ASSETS AND LIABILITIES — (1.7)%		(12,200,382)
TOTAL NET ASSETS — 100.0%		$713,430,108

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
9,428,734	EUR for USD	UBS AG	10/31/12	$12,119,832	$80,573

(Value on Settlement Date $12,200,405)

Notes to Schedule of Investments

ADR = American Depositary Receipt
ETF = Exchange-Traded Fund
EUR = Euro
SPDR = Standard & Poor’s Depositary Receipts
USD = United States Dollar
(1)	Non-income producing.
(2)	When-issued security.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $604,932,421)	$725,630,490
Foreign currency holdings, at value (cost of $51,263)	50,820
Receivable for investments sold	2,013,704
Receivable for capital shares sold	10,417
Unrealized gain on forward foreign currency exchange contracts	80,573
Dividends and interest receivable	1,029,531
728,815,535

Liabilities
Payable for investments purchased	4,843,129
Payable for capital shares redeemed	10,148,328
Accrued management fees	393,970
15,385,427

Net Assets	$713,430,108

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	205,000,000
Shares outstanding	74,330,502

Net Asset Value Per Share	$9.60

Net Assets Consist of:
Capital (par value and paid-in surplus)	$600,934,313
Undistributed net investment income	189,940
Accumulated net realized loss	(8,472,344)
Net unrealized appreciation	120,778,199
$713,430,108

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $38,860)	$9,223,957
Interest	6,984
9,230,941

Expenses:
Management fees	2,326,692
Directors’ fees and expenses	13,526
2,340,218

Net investment income (loss)	6,890,723

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,552,101
Futures contract transactions	900,782
Foreign currency transactions	(97,811)
14,355,072

Change in net unrealized appreciation (depreciation) on:
Investments	9,349,361
Translation of assets and liabilities in foreign currencies	94,510
9,443,871

Net realized and unrealized gain (loss)	23,798,943

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,689,666

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$6,890,723	$10,849,647
Net realized gain (loss)	14,355,072	3,480,746
Change in net unrealized appreciation (depreciation)	9,443,871	33,757,332
Net increase (decrease) in net assets resulting from operations	30,689,666	48,087,725

Distributions to Shareholders
From net investment income	(7,503,605)	(10,239,967)

Capital Share Transactions
Proceeds from shares sold	94,913,935	163,120,619
Proceeds from reinvestment of distributions	7,503,605	10,239,967
Payments for shares redeemed	(80,817,390)	(24,451,077)
Net increase (decrease) in net assets from capital share transactions	21,600,150	148,909,509

Net increase (decrease) in net assets	44,786,211	186,757,267

Net Assets
Beginning of period	668,643,897	481,886,630
End of period	$713,430,108	$668,643,897

Undistributed net investment income	$189,940	$802,822

Transactions in Shares of the Fund
Sold	10,474,676	19,287,286
Issued in reinvestment of distributions	819,431	1,212,421
Redeemed	(8,803,252)	(3,069,792)
Net increase (decrease) in shares of the fund	2,490,855	17,429,915

See Notes to Financial Statements.

13

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing primarily in equity securities of larger companies that management believes to be undervalued at the time of purchase. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

14

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily.  The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets).  The strategy assets of the fund include the assets of Large Company Value Fund, one fund in a series issued by the corporation.  The annual management fee schedule ranges from 0.50% to 0.70%. The effective annual management fee for the six months ended September 30, 2012 was 0.67%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $225,252,260 and $195,688,880, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

16

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$703,271,989	$6,844,432	—
Exchange-Traded Funds	2,936,172	—	—
Temporary Cash Investments	2,465,386	10,112,511	—
Total Value of Investment Securities	$708,673,547	$16,956,943	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$80,573	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change

17

in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms.  The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of September 30, 2012

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$80,573	Unrealized loss on forward foreign currency exchange contracts	—

Effect of Derivative Instruments on the Statement of Operations for the Six Months
Ended September 30, 2012

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$900,782	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(99,106)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$94,953
		$801,676		$94,953

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$625,503,751
Gross tax appreciation of investments	$110,350,918
Gross tax depreciation of investments	(10,224,179)
Net tax appreciation (depreciation) of investments	$100,126,739

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(4,618,257), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(2)	$9.31	0.09	(3)	0.30	0.39	(0.10)	—	(0.10)	$9.60	4.23%	0.68	%(4)	1.99	%(4)	29%	$713,430
2012	$8.86	0.17	(3)	0.44	0.61	(0.16)	—	(0.16)	$9.31	7.07%	0.67%		2.02%		47%	$668,644
2011	$8.02	0.14	(3)	0.83	0.97	(0.13)	—	(0.13)	$8.86	12.24%	0.66%		1.70%		38%	$481,887
2010	$5.55	0.14	(3)	2.47	2.61	(0.14)	—	(0.14)	$8.02	47.28%	0.64%		1.99%		23%	$308,035
2009	$9.71	0.20	(3)	(4.16)	(3.96)	(0.20)	—	(0.20)	$5.55	(41.22)%	0.63%		2.82%		26%	$152,678
2008	$11.13	0.22		(1.29)	(1.07)	(0.22)	(0.13)	(0.35)	$9.71	(9.93)%	0.62%		2.10%		20%	$98,618

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2012 (unaudited).

(3)	Computed using average shares outstanding throughout the period.

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

20

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate

21

benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

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Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

23

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

26

Notes

27

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76715   1211

SEMIANNUAL REPORT          SEPTEMBER 30, 2012

Real Estate Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Approval of Management Agreement	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc. This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report. However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year(2)	5 years	10 years	Since Inception	Inception Date
Investor Class	REACX	4.00%	33.39%	0.63%	11.00%	11.31%	9/21/95(3)
MSCI U.S. REIT Index	—	3.76%	32.44%	2.13%	11.32%	10.86%(4)	—
S&P 500 Index	—	3.43%	30.20%	1.05%	8.01%	7.40%(4)	—
Institutional Class	REAIX	4.10%	33.64%	0.83%	11.22%	9.62%	6/16/97
A Class(5) No sales charge* With sales charge*	AREEX	3.88% -2.08%	33.05% 25.37%	0.38% -0.80%	10.73% 10.08%	10.86% 10.39%	10/6/98
C Class No sales charge* With sales charge*	ARYCX	3.48% 2.48%	32.05% 32.05%	-0.35% -0.35%	— —	-0.35% -0.35%	9/28/07
R Class	AREWX	3.74%	32.67%	0.13%	—	0.13%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Extraordinary performance is attributable in part to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

(3)	The inception date for RREEF Real Estate Securities Fund, Real Estate’s predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(4)	Since 9/30/95, the date nearest the Investor Class’s inception for which data are available.

(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.16%	0.96%	1.41%	2.16%	1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	11.6%
Boston Properties, Inc.	5.2%
ProLogis, Inc.	5.2%
Equity Residential	4.3%
Public Storage	4.1%
Ventas, Inc.	3.7%
Host Hotels & Resorts, Inc.	3.2%
HCP, Inc.	3.1%
Health Care REIT, Inc.	3.0%
Vornado Realty Trust	2.9%

Sub-Industry Allocation	% of net assets
Retail REITs	26.4%
Specialized REITs	24.6%
Office REITs	14.9%
Residential REITs	14.3%
Industrial REITs	7.2%
Diversified REITs	2.9%
Homebuilding	2.6%
Hotels, Resorts and Cruise Lines	2.5%
Casinos and Gaming	1.0%
Mortgage REITs	1.0%
Real Estate Services	0.8%
Real Estate Operating Companies	0.5%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	—*

*Category is less than 0.05% of total net assets.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 – 9/30/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.00	$5.88	1.15%
Institutional Class	$1,000	$1,041.00	$4.86	0.95%
A Class	$1,000	$1,038.80	$7.16	1.40%
C Class	$1,000	$1,034.80	$10.97	2.15%
R Class	$1,000	$1,037.40	$8.43	1.65%
Hypothetical
Investor Class	$1,000	$1,019.30	$5.82	1.15%
Institutional Class	$1,000	$1,020.31	$4.81	0.95%
A Class	$1,000	$1,018.05	$7.08	1.40%
C Class	$1,000	$1,014.29	$10.86	2.15%
R Class	$1,000	$1,016.80	$8.34	1.65%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
CASINOS AND GAMING — 1.0%
Las Vegas Sands Corp.	274,900	$12,747,113
DIVERSIFIED REITs — 2.9%
Vornado Realty Trust	447,300	36,253,665
HOMEBUILDING — 2.6%
Lennar Corp., Class A	252,700	8,786,379
PulteGroup, Inc.(1)	1,070,500	16,592,750
Standard Pacific Corp.(1)	1,164,700	7,873,372
		33,252,501
HOTELS, RESORTS AND CRUISE LINES — 2.5%
Starwood Hotels & Resorts Worldwide, Inc.	266,100	15,423,156
Wyndham Worldwide Corp.	308,200	16,174,336
		31,597,492
INDUSTRIAL REITs — 7.2%
DCT Industrial Trust, Inc.	2,589,648	16,755,023
First Industrial Realty Trust, Inc.(1)	689,000	9,053,460
ProLogis, Inc.	1,885,900	66,063,077
		91,871,560
MORTGAGE REITs — 1.0%
Newcastle Investment Corp.	1,627,900	12,258,087
OFFICE REITs — 14.9%
Boston Properties, Inc.	600,000	66,366,000
Brandywine Realty Trust	1,472,200	17,946,118
Digital Realty Trust, Inc.	203,100	14,186,535
Douglas Emmett, Inc.	985,800	22,742,406
Duke Realty Corp.	1,123,600	16,516,920
Kilroy Realty Corp.	569,300	25,493,254
SL Green Realty Corp.	318,100	25,470,267
		188,721,500
REAL ESTATE OPERATING COMPANIES — 0.5%
Forest City Enterprises, Inc. Class A(1)	432,900	6,861,465
REAL ESTATE SERVICES — 0.8%
Jones Lang LaSalle, Inc.	132,100	10,085,835
RESIDENTIAL REITs — 14.3%
Apartment Investment & Management Co., Class A	907,400	23,583,326
AvalonBay Communities, Inc.	227,800	30,978,522
BRE Properties, Inc.	199,800	9,368,622
Camden Property Trust	413,500	26,666,615
Equity Residential	951,400	54,734,042
Essex Property Trust, Inc.	62,100	9,205,704
Post Properties, Inc.	375,900	18,028,164
UDR, Inc.	377,900	9,379,478
		181,944,473
RETAIL REITs — 26.4%
CBL & Associates Properties, Inc.	990,600	$21,139,404
DDR Corp.	1,737,300	26,684,928
Equity One, Inc.	704,000	14,826,240
Federal Realty Investment Trust	30,700	3,232,710
General Growth Properties, Inc.	1,579,600	30,770,608
Kimco Realty Corp.	1,539,600	31,207,692
Macerich Co. (The)	541,100	30,967,153
Simon Property Group, Inc.	968,300	146,997,623
Taubman Centers, Inc.	377,300	28,950,229
		334,776,587
SPECIALIZED REITs — 24.6%
DiamondRock Hospitality Co.	1,057,100	10,179,873
Extra Space Storage, Inc.	634,900	21,110,425
HCP, Inc.	872,300	38,799,904
Health Care REIT, Inc.	663,700	38,328,675
Host Hotels & Resorts, Inc.	2,549,700	40,922,685
LaSalle Hotel Properties	304,000	8,113,760
Pebblebrook Hotel Trust	323,600	7,569,004
Public Storage	371,400	51,687,738
Rayonier, Inc.	119,800	5,871,398
Strategic Hotels & Resorts, Inc.(1)	1,206,900	7,253,469
Sunstone Hotel Investors, Inc.(1)	831,500	9,146,500
Ventas, Inc.	747,900	46,556,775
Weyerhaeuser Co.	998,800	26,108,632
		311,648,838
TOTAL COMMON STOCKS (Cost $896,157,683)		1,252,019,116
Temporary Cash Investments — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $7,187,120), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $7,042,494)		7,042,429
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $4,312,309), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $4,225,510)		4,225,457
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $1,435,805), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $1,408,500)		1,408,486

8

	Shares	Value
SSgA U.S. Government Money Market Fund	3,091,097	$3,091,097
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,767,469)		15,767,469
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $911,925,152)		1,267,786,585
OTHER ASSETS AND LIABILITIES†		381,822
TOTAL NET ASSETS — 100.0%		$1,268,168,407

Notes to Schedule of Investments

REIT = Real Estate Investment Trust
† Category is less than 0.05% of total net assets.
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $911,925,152)	$1,267,786,585
Receivable for investments sold	12,807,257
Receivable for capital shares sold	2,618,473
Dividends and interest receivable	2,964,851
1,286,177,166

Liabilities
Payable for investments purchased	14,919,568
Payable for capital shares redeemed	1,888,177
Accrued management fees	1,161,100
Distribution and service fees payable	39,914
18,008,759

Net Assets	$1,268,168,407

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,387,619,583
Undistributed net investment income	2,668,348
Accumulated net realized loss	(477,980,957)
Net unrealized appreciation	355,861,433
$1,268,168,407

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$778,105,966	33,550,660	$23.19
Institutional Class, $0.01 Par Value	$315,161,183	13,562,758	$23.24
A Class, $0.01 Par Value	$167,000,488	7,199,140	$23.20*
C Class, $0.01 Par Value	$4,788,521	209,275	$22.88
R Class, $0.01 Par Value	$3,112,249	134,722	$23.10

*Maximum offering price $24.62 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$12,202,430
Interest	13,652
12,216,082

Expenses:
Management fees	6,633,242
Distribution and service fees:
A Class	199,824
C Class	17,522
R Class	6,798
Directors’ fees and expenses	26,736
6,884,122

Net investment income (loss)	5,331,960

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	55,434,568
Change in net unrealized appreciation (depreciation) on investments	(14,899,480)

Net realized and unrealized gain (loss)	40,535,088

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,867,048

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$5,331,960	$8,705,182
Net realized gain (loss)	55,434,568	66,741,271
Change in net unrealized appreciation (depreciation)	(14,899,480)	66,043,274
Net increase (decrease) in net assets resulting from operations	45,867,048	141,489,727

Distributions to Shareholders
From net investment income:
Investor Class	(1,508,856)	(7,773,868)
Institutional Class	(1,024,086)	(3,905,445)
A Class	(130,415)	(1,436,579)
C Class	—	(15,776)
R Class	(255)	(18,401)
Decrease in net assets from distributions	(2,663,612)	(13,150,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	82,166,308	(33,113,657)

Net increase (decrease) in net assets	125,369,744	95,226,001

Net Assets
Beginning of period	1,142,798,663	1,047,572,662
End of period	$1,268,168,407	$1,142,798,663

Undistributed net investment income	$2,668,348	—

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. On September 13, 2012, the Board of Directors approved a change in the fund’s fiscal year end from March 31 to October 31. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund pursues its objective by investing primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, C Class and R Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.05% to 1.20% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended September 30, 2012 was 1.14% for the Investor Class, A Class, C Class and R Class and 0.94% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 12% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $1,018,152,160 and $897,229,513, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2012		Year ended March 31, 2012
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	7,031,541	$161,795,491	10,880,030	$221,561,441
Issued in reinvestment of distributions	62,487	1,473,809	376,842	7,595,460
Redeemed	(4,701,777)	(107,980,790)	(11,017,255)	(217,677,225)
	2,392,251	55,288,510	239,617	11,479,676
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	1,759,918	40,908,485	3,184,340	64,220,181
Issued in reinvestment of distributions	43,277	1,007,793	191,040	3,846,085
Redeemed	(1,212,646)	(27,901,308)	(5,577,862)	(107,633,958)
	590,549	14,014,970	(2,202,482)	(39,567,692)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	1,688,241	38,754,445	2,997,190	61,932,215
Issued in reinvestment of distributions	5,281	127,218	69,670	1,411,296
Redeemed	(1,258,725)	(28,934,930)	(3,508,480)	(69,618,846)
	434,797	9,946,733	(441,620)	(6,275,335)
B Class/Shares Authorized	N/A		5,000,000
Redeemed	—	—	(4,495)	(85,823)
C Class/Shares Authorized	5,000,000		5,000,000
Sold	107,053	2,442,374	59,962	1,222,030
Issued in reinvestment of distributions	—	—	657	13,257
Redeemed	(14,162)	(320,215)	(26,132)	(503,556)
	92,891	2,122,159	34,487	731,731
R Class/Shares Authorized	5,000,000		5,000,000
Sold	45,405	1,034,965	62,654	1,256,865
Issued in reinvestment of distributions	10	250	901	18,313
Redeemed	(10,550)	(241,279)	(33,454)	(671,392)
	34,865	793,936	30,101	603,786
Net increase (decrease)	3,545,353	$82,166,308	(2,344,392)	$(33,113,657)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,252,019,116	—	—
Temporary Cash Investments	3,091,097	$12,676,372	—
Total Value of Investment Securities	$1,255,110,213	$12,676,372	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$981,380,935
Gross tax appreciation of investments	$288,411,242
Gross tax depreciation of investments	(2,005,592)
Net tax appreciation (depreciation) of investments	$286,405,650

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2012, the fund had accumulated short-term capital losses of $(461,579,087), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2018.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$22.35	0.10	0.79	0.89	(0.05)	—	(0.05)	$23.19	4.00%	1.15	%(4)	0.86	%(4)	75%	$778,106
2012	$19.58	0.17	2.87	3.04	(0.27)	—	(0.27)	$22.35	15.62%	1.16%		0.83%		168%	$696,245
2011	$15.79	0.13	3.83	3.96	(0.17)	—	(0.17)	$19.58	25.19%	1.16%		0.76%		238%	$605,529
2010	$7.80	0.28	8.01	8.29	(0.30)	—	(0.30)	$15.79	107.30%	1.16%		2.24%		236%	$565,463
2009	$21.67	0.46	(13.91)	(13.45)	(0.42)	—	(0.42)	$7.80	(62.80)%	1.15%		2.87%		109%	$361,510
2008	$31.37	0.43	(5.53)	(5.10)	(0.51)	(4.09)	(4.60)	$21.67	(16.60)%	1.14%		1.60%		153%	$864,011
Institutional Class
2012(3)	$22.40	0.12	0.80	0.92	(0.08)	—	(0.08)	$23.24	4.10%	0.95	%(4)	1.06	%(4)	75%	$315,161
2012	$19.62	0.21	2.87	3.08	(0.30)	—	(0.30)	$22.40	15.86%	0.96%		1.03%		168%	$290,557
2011	$15.81	0.17	3.84	4.01	(0.20)	—	(0.20)	$19.62	25.48%	0.96%		0.96%		238%	$297,740
2010	$7.81	0.30	8.03	8.33	(0.33)	—	(0.33)	$15.81	107.71%	0.96%		2.44%		236%	$230,109
2009	$21.71	0.50	(13.94)	(13.44)	(0.46)	—	(0.46)	$7.81	(62.73)%	0.95%		3.07%		109%	$104,565
2008	$31.41	0.48	(5.54)	(5.06)	(0.55)	(4.09)	(4.64)	$21.71	(16.44)%	0.94%		1.80%		153%	$200,982

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For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class(5)
2012(3)	$22.35	0.07	0.80	0.87	(0.02)	—	(0.02)	$23.20	3.88%	1.40	%(4)	0.61	%(4)	75%		$167,000
2012	$19.60	0.11	2.87	2.98	(0.23)	—	(0.23)	$22.35	15.33%	1.41%		0.58%		168%		$151,198
2011	$15.81	0.09	3.83	3.92	(0.13)	—	(0.13)	$19.60	24.92%	1.41%		0.51%		238%		$141,257
2010	$7.81	0.24	8.02	8.26	(0.26)	—	(0.26)	$15.81	106.76%	1.41%		1.99%		236%		$138,037
2009	$21.69	0.42	(13.94)	(13.52)	(0.36)	—	(0.36)	$7.81	(62.88)%	1.40%		2.62%		109%		$84,568
2008	$31.41	0.36	(5.53)	(5.17)	(0.46)	(4.09)	(4.55)	$21.69	(16.84)%	1.39%		1.35%		153%		$253,419
C Class
2012(3)	$22.11	— (6)	0.77	0.77	—	—	—	$22.88	3.48%	2.15	%(4)	(0.14	)%(4)	75%		$4,789
2012	$19.48	(0.02)	2.82	2.80	(0.17)	—	(0.17)	$22.11	14.44%	2.16%		(0.17)%		168%		$2,574
2011	$15.75	(0.04)	3.82	3.78	(0.05)	—	(0.05)	$19.48	24.00%	2.16%		(0.24)%		238%		$1,595
2010	$7.78	0.14	7.99	8.13	(0.16)	—	(0.16)	$15.75	105.21%	2.16%		1.24%		236%		$983
2009	$21.62	0.35	(13.90)	(13.55)	(0.29)	—	(0.29)	$7.78	(63.12)%	2.15%		1.87%		109%		$334
2008(7)	$29.12	0.13	(3.41)	(3.28)	(0.13)	(4.09)	(4.22)	$21.62	(11.57)%	2.14	%(4)	1.15	%(4)	153	%(8)	$62
R Class
2012(3)	$22.27	0.05	0.78	0.83	— (6)	—	— (6)	$23.10	3.74%	1.65	%(4)	0.36	%(4)	75%		$3,112
2012	$19.55	0.08	2.84	2.92	(0.20)	—	(0.20)	$22.27	15.01%	1.66%		0.33%		168%		$2,224
2011	$15.78	0.06	3.81	3.87	(0.10)	—	(0.10)	$19.55	24.60%	1.66%		0.26%		238%		$1,364
2010	$7.79	0.21	8.01	8.22	(0.23)	—	(0.23)	$15.78	106.38%	1.66%		1.74%		236%		$444
2009	$21.65	0.44	(13.96)	(13.52)	(0.34)	—	(0.34)	$7.79	(62.98)%	1.65%		2.37%		109%		$127
2008(7)	$29.12	0.19	(3.41)	(3.22)	(0.16)	(4.09)	(4.25)	$21.65	(11.37)%	1.64	%(4)	1.65	%(4)	153	%(8)	$26

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Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.

(6)	Per-share amount was less than $0.005.

(7)	September 28, 2007 (commencement of sale) through March 31, 2008.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

21

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different

22

time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

23

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

24

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76788   1211

SEMIANNUAL REPORT     SEPTEMBER 30, 2012

NT Mid Cap Value Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20
Approval of Management Agreement	21
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended September 30, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional market perspective and commentary from our portfolio management team.

Economic and Financial Uncertainties Shaped Asset Returns

During the second and third calendar quarters of 2012 (the period covered by this report), the global economy and financial markets still struggled to move beyond the lingering aftereffects of the 2008 Financial Crisis and Great Recession. Global economic fundamentals have improved since 2008, but have weakened since 2010, with increased uncertainty surrounding near-term economic growth levels in major developed economies such as the U.S., Japan, and Europe, and in influential emerging economies such as China.

These near-term uncertainties were reflected in relative asset returns for the six months ended September 30, 2012. Commodity prices generally declined as global economic growth slowed, while assets perceived to be more on the “safe-haven” side of the investment spectrum advanced, including U.S. Treasury securities and the U.S. dollar. In general, U.S. bonds slightly outperformed U.S. stocks—the Barclays U.S. Aggregate Bond Index advanced 3.68% while the S&P 500 Index gained 3.43%.

Return levels diverged considerably within the U.S. equity and fixed income disciplines. Sectors viewed as relatively defensive, such as utilities, generally outperformed the broader market, as did large-cap value stocks. Technology and small-cap growth stocks generally underperformed. For bonds, the quest for yield generally benefited higher-yielding sectors and longer-maturity securities, while shorter-maturity securities mostly lagged.

Many economic, political, and policy uncertainties remain as we approach 2013, which could continue to hamper growth and foster market volatility. In this uncertain, unstable environment, we continue to believe in a disciplined, diversified, long-term investment approach, using both stocks and bonds, as appropriate. We appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board has once again completed its annual review of the advisory contract between the American Century Investments mutual funds overseen by the board and the funds’ advisor, American Century Investment Management, Inc.  This process, often referred to as the 15(c) review, involves the independent directors considering all of the material monitored throughout the year and evaluating a wide range of factors to determine whether the management fee paid by each fund to the advisor is reasonable.

The independent directors’ rationale for this decision is provided in detail in this, or in a previous, report.  However, there are several highlights that should be of interest to all shareholders.

•	Fund performance and client service continue to be rated among the industry’s best.

•	Target date and other asset allocation products continue to successfully gather assets and industry acclaim.

•	Compliance programs continue to function successfully with no issues impacting shareholder interests.

•	Fees were found to be within an acceptable competitive range, with minor fee waivers being negotiated on five funds.

Knowing that most shareholders are long term investors, the board was particularly pleased with our succession planning review. Talented professionals are being added within portfolio management and experienced managers have been added to the senior management team.

Overall it was a very positive review for the American Century Investments mutual funds during a challenging market environment.

Best personal regards,

Don Pratt

3

Performance

Total Returns as of September 30, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Institutional Class	ACLMX	2.22%	25.99%	4.24%	6.17%	5/12/06
Russell Midcap Value Index	—	2.35%	29.28%	1.73%	3.72%(2)	—

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 4/30/06, the date nearest the Institutional Class’s inception for which data are available.

Total Annual Fund Operating Expenses
Institutional Class 0.81%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index does not.

4

Fund Characteristics

SEPTEMBER 30, 2012
Top Ten Holdings	% of net assets
Republic Services, Inc.	3.3%
Northern Trust Corp.	2.9%
Imperial Oil Ltd.	2.1%
Tyco International Ltd.	2.0%
CareFusion Corp.	1.9%
Zimmer Holdings, Inc.	1.8%
Applied Materials, Inc.	1.7%
Ralcorp Holdings, Inc.	1.7%
Lowe's Cos., Inc.	1.7%
Great Plains Energy, Inc.	1.5%

Top Five Industries	% of net assets
Insurance	9.6%
Electric Utilities	7.8%
Health Care Equipment and Supplies	7.5%
Oil, Gas and Consumable Fuels	6.6%
Commercial Services and Supplies	5.8%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	85.9%
Foreign Common Stocks*	11.9%
Exchange-Traded Funds	1.0%
Total Equity Exposure	98.8%
Temporary Cash Investments	2.9%
Other Assets and Liabilities	(1.7)%

*	Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid During Period(1) 4/1/12 - 9/30/12	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,022.20	$4.06	0.80%
Hypothetical
Institutional Class	$1,000	$1,021.06	$4.05	0.80%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

SEPTEMBER 30, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 97.8%
AEROSPACE AND DEFENSE — 3.0%
General Dynamics Corp.	46,771	$3,092,499
L-3 Communications Holdings, Inc.	18,048	1,294,222
Northrop Grumman Corp.	34,508	2,292,366
Rockwell Collins, Inc.	52,517	2,817,012
		9,496,099
AIRLINES — 1.9%
Japan Airlines Co. Ltd.(1)	66,289	3,100,396
Southwest Airlines Co.	333,712	2,926,654
		6,027,050
AUTO COMPONENTS — 0.4%
Autoliv, Inc.	19,296	1,195,773
BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	64,590	2,876,193
CAPITAL MARKETS — 4.8%
Charles Schwab Corp. (The)	261,191	3,340,633
Franklin Resources, Inc.	15,134	1,892,809
Northern Trust Corp.	196,907	9,139,439
State Street Corp.	25,226	1,058,483
		15,431,364
CHEMICALS — 0.4%
Minerals Technologies, Inc.	17,978	1,275,180
COMMERCIAL BANKS — 5.7%
Comerica, Inc.	107,591	3,340,701
Commerce Bancshares, Inc.	90,413	3,646,356
Cullen/Frost Bankers, Inc.	29,174	1,675,463
KeyCorp	204,404	1,786,491
PNC Financial Services Group, Inc.	53,834	3,396,925
SunTrust Banks, Inc.	61,756	1,745,842
Westamerica Bancorp.	55,697	2,620,544
		18,212,322
COMMERCIAL SERVICES AND SUPPLIES — 5.8%
Republic Services, Inc.	378,719	10,418,560
Tyco International Ltd.	116,059	6,529,479
Waste Management, Inc.	48,175	1,545,454
		18,493,493
COMPUTERS AND PERIPHERALS — 1.1%
SanDisk Corp.(1)	37,211	1,616,074
Western Digital Corp.	51,827	2,007,259
		3,623,333
CONTAINERS AND PACKAGING — 1.4%
Bemis Co., Inc.	105,369	3,315,962
Sonoco Products Co.	39,008	1,208,858
		4,524,820
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
CenturyLink, Inc.	67,721	2,735,928
tw telecom, inc., Class A(1)	123,512	3,219,958
		5,955,886
ELECTRIC UTILITIES — 7.8%
Empire District Electric Co. (The)	149,780	3,227,759
Great Plains Energy, Inc.	221,086	4,921,374
IDACORP, Inc.	41,014	1,774,676
Northeast Utilities	51,711	1,976,912
NV Energy, Inc.	138,526	2,494,853
Portland General Electric Co.	83,829	2,266,736
Westar Energy, Inc.	136,098	4,036,667
Xcel Energy, Inc.	154,870	4,291,448
		24,990,425
ELECTRICAL EQUIPMENT — 1.9%
ABB Ltd. ADR	134,565	2,516,366
Brady Corp., Class A	61,694	1,806,400
Emerson Electric Co.	19,187	926,156
Rockwell Automation, Inc.	9,923	690,145
		5,939,067
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.2%
Molex, Inc., Class A	58,133	1,262,649
TE Connectivity Ltd.	71,568	2,434,027
		3,696,676
ENERGY EQUIPMENT AND SERVICES — 0.4%
Helmerich & Payne, Inc.	29,204	1,390,402
FOOD AND STAPLES RETAILING — 0.5%
SYSCO Corp.	52,496	1,641,550
FOOD PRODUCTS — 5.4%
Campbell Soup Co.	28,677	998,533
ConAgra Foods, Inc.	119,236	3,289,722
General Mills, Inc.	68,447	2,727,613
Kellogg Co.	57,614	2,976,339
Kraft Foods Group, Inc.(1)(2)	43,680	1,950,312
Ralcorp Holdings, Inc.(1)	75,385	5,503,105
		17,445,624
GAS UTILITIES — 1.4%
AGL Resources, Inc.	113,087	4,626,389

8

	Shares	Value
HEALTH CARE EQUIPMENT AND SUPPLIES — 7.5%
Becton, Dickinson and Co.	44,639	$3,506,840
Boston Scientific Corp.(1)	331,059	1,900,279
CareFusion Corp.(1)	217,498	6,174,768
Medtronic, Inc.	45,396	1,957,475
STERIS Corp.	63,453	2,250,678
Stryker Corp.	41,120	2,288,739
Zimmer Holdings, Inc.	87,411	5,910,732
		23,989,511
HEALTH CARE PROVIDERS AND SERVICES — 2.9%
CIGNA Corp.	33,127	1,562,601
Humana, Inc.	13,802	968,210
LifePoint Hospitals, Inc.(1)	91,869	3,930,156
Patterson Cos., Inc.	85,279	2,919,953
		9,380,920
HOTELS, RESTAURANTS AND LEISURE — 1.8%
CEC Entertainment, Inc.	78,623	2,368,125
International Game Technology	172,062	2,252,291
International Speedway Corp., Class A	32,352	917,826
Speedway Motorsports, Inc.	9,447	145,484
		5,683,726
HOUSEHOLD DURABLES — 0.3%
Whirlpool Corp.	9,817	813,928
HOUSEHOLD PRODUCTS — 1.1%
Clorox Co.	27,112	1,953,420
Kimberly-Clark Corp.	18,253	1,565,742
		3,519,162
INDUSTRIAL CONGLOMERATES — 1.0%
Koninklijke Philips Electronics NV	137,829	3,215,561
INSURANCE — 9.6%
ACE Ltd.	36,140	2,732,184
Allstate Corp. (The)	52,190	2,067,246
Aon plc	71,171	3,721,532
Chubb Corp. (The)	55,629	4,243,380
HCC Insurance Holdings, Inc.	136,218	4,616,428
Marsh & McLennan Cos., Inc.	111,553	3,784,993
Principal Financial Group, Inc.	45,902	1,236,600
Reinsurance Group of America, Inc.	45,472	2,631,465
Symetra Financial Corp.	80,355	988,366
Travelers Cos., Inc. (The)	35,692	2,436,336
Unum Group	118,220	2,272,188
		30,730,718
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	22,553	860,848
LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Life Technologies Corp.(1)	26,242	1,282,709
MACHINERY — 2.8%
ITT Corp.	144,900	2,919,735
Kaydon Corp.	99,069	2,213,202
Oshkosh Corp.(1)	46,577	1,277,607
Stanley Black & Decker, Inc.	10,525	802,531
Woodward, Inc.	49,752	1,690,573
		8,903,648
METALS AND MINING — 1.5%
Newmont Mining Corp.	57,534	3,222,479
Nucor Corp.	41,096	1,572,333
		4,794,812
MULTI-UTILITIES — 1.9%
PG&E Corp.	114,803	4,898,644
Wisconsin Energy Corp.	31,760	1,196,399
		6,095,043
MULTILINE RETAIL — 0.6%
Target Corp.	30,826	1,956,526
OIL, GAS AND CONSUMABLE FUELS — 6.6%
Apache Corp.	22,872	1,977,742
Devon Energy Corp.	50,085	3,030,142
EQT Corp.	61,815	3,647,085
Imperial Oil Ltd.	142,595	6,563,344
Murphy Oil Corp.	52,240	2,804,766
Peabody Energy Corp.	46,623	1,039,227
Southwestern Energy Co.(1)	63,363	2,203,765
		21,266,071
PHARMACEUTICALS — 0.3%
Hospira, Inc.(1)	32,975	1,082,240
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
American Tower Corp.	50,953	3,637,535
Annaly Capital Management, Inc.	51,543	867,984
HCP, Inc.	28,574	1,270,971
Piedmont Office Realty Trust, Inc., Class A	216,366	3,751,786
Weyerhaeuser Co.	42,068	1,099,658
		10,627,934
ROAD AND RAIL — 0.8%
Heartland Express, Inc.	186,837	2,496,142

9

Shares	Value
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.3%
Analog Devices, Inc.	34,437	$1,349,586
Applied Materials, Inc.	497,174	5,550,948
KLA-Tencor Corp.	21,252	1,013,827
Marvell Technology Group Ltd.	246,342	2,254,029
Teradyne, Inc.(1)	244,283	3,473,704
		13,642,094
SPECIALTY RETAIL — 1.7%
Lowe’s Cos., Inc.	178,349	5,393,274
THRIFTS AND MORTGAGE FINANCE — 2.0%
Capitol Federal Financial, Inc.	255,276	3,053,101
People’s United Financial, Inc.	281,974	3,423,164
		6,476,265
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc., Class B	93,061	3,767,499
TOTAL COMMON STOCKS (Cost $283,144,831)		312,820,277
Exchange-Traded Funds — 1.0%
iShares Russell Midcap Value Index Fund (Cost $2,803,953)	66,601	3,244,801
Temporary Cash Investments — 2.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $4,237,838), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $4,152,560)		4,152,522
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $2,542,725), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $2,491,544)		2,491,513
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $846,613), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $830,512)		830,504
SSgA U.S. Government Money Market Fund	1,822,259	1,822,259
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,296,798)		9,296,798
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $295,245,582)		325,361,876
OTHER ASSETS AND LIABILITIES — (1.7)%		(5,428,106)
TOTAL NET ASSETS — 100.0%		$319,933,770

Forward Foreign Currency Exchange Contracts
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
50,512	CHF for USD	Credit Suisse AG	10/31/12	$53,737	$(124)
18,312,336	JPY for USD	Credit Suisse AG	10/31/12	234,709	(910)
				$288,446	$(1,034)
(Value on Settlement Date $289,480)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
8,355,115	CAD for USD	UBS AG	10/31/12	$8,493,393	$25,889
214,234	CAD for USD	UBS AG	10/31/12	217,779	(2)
2,059,345	CHF for USD	Credit Suisse AG	10/31/12	2,190,783	13,163
2,148,859	EUR for USD	UBS AG	10/31/12	2,762,175	18,363
70,050	EUR for USD	UBS AG	10/31/12	90,043	66
209,605,818	JPY for USD	Credit Suisse AG	10/31/12	2,686,516	8,581
8,170,119	JPY for USD	Credit Suisse AG	10/31/12	104,716	512
				$16,545,405	$66,572
(Value on Settlement Date $16,611,977)

10

Geographic Diversification
(as a % of net assets)
United States	86.9%
Switzerland	4.4%
Canada	3.2%
United Kingdom	1.2%
Netherlands	1.0%
Japan	1.0%
Bermuda	0.7%
Sweden	0.4%
Cash and Equivalents*	1.2%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
EUR = Euro
JPY = Japanese Yen
USD = United States Dollar
(1)	Non-income producing.
(2)	When-issued security.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

SEPTEMBER 30, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $295,245,582)	$325,361,876
Receivable for investments sold	1,441,349
Receivable for capital shares sold	4,702
Unrealized gain on forward foreign currency exchange contracts	66,574
Dividends and interest receivable	661,185
327,535,686

Liabilities
Payable for investments purchased	3,860,139
Payable for capital shares redeemed	3,531,006
Unrealized loss on forward foreign currency exchange contracts	1,036
Accrued management fees	209,735
7,601,916

Net Assets	$319,933,770

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	150,000,000
Shares outstanding	31,240,809

Net Asset Value Per Share	$10.24

Net Assets Consist of:
Capital (par value and paid-in surplus)	$288,409,146
Undistributed net investment income	192,248
Undistributed net realized gain	1,150,916
Net unrealized appreciation	30,181,460
$319,933,770

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $17,416)	$4,013,285
Interest	4,158
4,017,443

Expenses:
Management fees	1,240,522
Directors’ fees and expenses	6,085
Other expenses	69
1,246,676

Net investment income (loss)	2,770,767

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,451,258
Futures contract transactions	(133,810)
Foreign currency transactions	(138,138)
1,179,310

Change in net unrealized appreciation (depreciation) on:
Investments	3,259,890
Translation of assets and liabilities in foreign currencies	66,442
3,326,332

Net realized and unrealized gain (loss)	4,505,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,276,409

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	September 30, 2012	March 31, 2012
Operations
Net investment income (loss)	$2,770,767	$4,862,508
Net realized gain (loss)	1,179,310	12,534,177
Change in net unrealized appreciation (depreciation)	3,326,332	(1,271,952)
Net increase (decrease) in net assets resulting from operations	7,276,409	16,124,733

Distributions to Shareholders
From net investment income	(4,366,266)	(3,419,237)
From net realized gains	—	(19,965,565)
Decrease in net assets from distributions	(4,366,266)	(23,384,802)

Capital Share Transactions
Proceeds from shares sold	41,985,267	73,448,264
Proceeds from reinvestment of distributions	4,366,266	23,384,802
Payments for shares redeemed	(31,196,273)	(4,085,736)
Net increase (decrease) in net assets from capital share transactions	15,155,260	92,747,330

Net increase (decrease) in net assets	18,065,403	85,487,261

Net Assets
Beginning of period	301,868,367	216,381,106
End of period	$319,933,770	$301,868,367

Undistributed net investment income	$192,248	$1,787,747

Transactions in Shares of the Fund
Sold	4,230,922	7,397,963
Issued in reinvestment of distributions	444,542	2,536,364
Redeemed	(3,152,603)	(437,840)
Net increase (decrease) in shares of the fund	1,522,861	9,496,487

See Notes to Financial Statements.

14

Notes to Financial Statements

SEPTEMBER 30, 2012 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund pursues its objectives by investing in equity securities of medium size companies that management believes to be undervalued at the time of purchase. The fund is not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited

15

to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

When-Issued — The fund may engage in securities transactions on a when-issued basis. Under these arrangements, the securities’ prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2009. At this time, management believes there are no uncertain tax positions which, based on their technical

16

merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.80%.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. These funds do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012 were $162,240,310 and $143,614,377, respectively.

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$274,790,087	—	—
Foreign Common Stocks	21,383,390	$16,646,800	—
Exchange-Traded Funds	3,244,801	—	—
Temporary Cash Investments	1,822,259	7,474,539	—
Total Value of Investment Securities	$301,240,537	$24,121,339	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$65,538	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund infrequently purchased equity price risk derivative instruments for temporary investment purposes.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

18

Value of Derivative Instruments as of September 30, 2012
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$66,574	Unrealized loss on forward foreign currency exchange contracts	$1,036

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2012
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(133,810)	Change in net unrealized appreciation (depreciation) on futures contracts	—
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(144,897)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$66,959
		$(278,707)		$66,959

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$302,734,564
Gross tax appreciation of investments	$27,020,568
Gross tax depreciation of investments	(4,393,256)
Net tax appreciation (depreciation) of investments	$22,627,312

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012(3)	$10.16	0.09	0.13	0.22	(0.14)	—	(0.14)	$10.24	2.22%	0.80	%(4)	1.78	%(4)	48%	$319,934
2012	$10.70	0.20	0.22	0.42	(0.14)	(0.82)	(0.96)	$10.16	4.93%	0.81%		2.01%		82%	$301,868
2011	$9.73	0.23	1.45	1.68	(0.23)	(0.48)	(0.71)	$10.70	17.91%	0.80%		2.35%		102%	$216,381
2010	$6.25	0.17	3.45	3.62	(0.14)	—	(0.14)	$9.73	58.29%	0.80%		1.98%		143%	$137,729
2009	$9.04	0.18	(2.79)	(2.61)	(0.18)	—	(0.18)	$6.25	(29.25)%	0.80%		2.36%		181%	$67,933
2008	$11.28	0.16	(1.29)	(1.13)	(0.15)	(0.96)	(1.11)	$9.04	(10.79)%	0.80%		1.48%		208%	$45,832

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2012 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

20

Approval of Management Agreement

At a meeting held on June 21, 2012, the Fund’s Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s independent directors (the “Directors”) each year.

As a part of the approval process, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis throughout the year and included, but was not limited to the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	data comparing the cost of owning the Fund to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	consideration of collateral benefits derived by the Advisor from the management of the Fund and any potential economies of scale relating thereto.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The Directors also had the benefit of the advice of independent counsel throughout the period.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

21

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons.

22

The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Taking all these factors into consideration, the Board found the investment management services provided by the Advisor to the Fund to meet or exceed industry standards. More detailed information about the Fund’s performance can be found in the Performance section of this report.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

23

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of other funds in the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

24

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-76716   1211

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2012